UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 10 of its series:

Allspring Disciplined U.S. Core Fund, Allspring Endeavor Select Fund, Allspring Growth Fund, Allspring Classic Value Fund, Allspring Large Cap Core Fund, Allspring Large Cap Growth Fund, Allspring Large Company Value Fund, Allspring Low Volatility U.S. Equity Fund, Allspring Omega Growth Fund and Allspring Premier Large Company Growth Fund.

Date of reporting period: January 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
January 31, 2022
Allspring Classic Value Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Classic Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Classic Value Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Classic Value Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Classic Value Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Classic Value Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information
Notice to Shareholders
At a meeting held February 23-24, 2022, the Board of Trustees of the Allspring Funds approved changing the name of the Fund from Allspring Classic Value Fund to Allspring Special Large Cap Value Fund to be effective on or about May 2, 2022. There will be no change to the Fund’s investment process because of the name change.

Allspring Classic Value Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James M. Tringas, CFA ®‡, Bryant VanCronkhite, CFA ®‡, CPA, Shane Zweck, CFA ®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EIVAX)	8-1-2006	16.05	10.31	11.12	23.13	11.62	11.78	1.19	1.11
Class C (EIVCX)	8-1-2006	21.20	10.82	10.94	22.20	10.82	10.94	1.94	1.86
Class R (EIVTX)[3]	3-1-2013	–	–	–	22.77	11.38	11.53	1.44	1.36
Class R6 (EIVFX)[4]	11-30-2012	–	–	–	23.61	12.29	12.32	0.76	0.65
Administrator Class (EIVDX)	7-30-2010	–	–	–	23.32	11.82	11.98	1.11	0.95
Institutional Class (EIVIX)	8-1-2006	–	–	–	23.66	12.08	12.24	0.86	0.70
Russell 1000® Value Index[5]	–	–	–	–	23.37	10.48	12.28	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.11% for Class A, 1.86% for Class C, 1.36% for Class R, 0.65% for Class R6, 0.95% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Classic Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
General Motors Company	4.90
Microsoft Corporation	4.55
Alphabet Incorporated Class C	4.33
Caterpillar Incorporated	3.69
American International Group Incorporated	3.69
EOG Resources Incorporated	3.68
Salesforce.com Incorporated	3.67
Walmart Incorporated	3.63
The Goldman Sachs Group Incorporated	3.54
D.R. Horton Incorporated	3.39
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Classic Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,032.42	$5.64	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%
Class C
Actual	$1,000.00	$1,028.49	$9.51	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$9.45	1.86%
Class R
Actual	$1,000.00	$1,031.09	$6.96	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.92	1.36%
Class R6
Actual	$1,000.00	$1,034.71	$3.33	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,033.76	$4.82	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79	0.94%
Institutional Class
Actual	$1,000.00	$1,034.34	$3.59	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Classic Value Fund

Portfolio of investments—January 31, 2022

	Shares	Value
Common stocks: 97.47%
Communication services: 6.97%
Interactive media & services: 4.33%
Alphabet Incorporated Class C †	14,148	$ 38,397,248
Media: 2.64%
Comcast Corporation Class A	468,530	23,421,815
Consumer discretionary: 11.17%
Automobiles: 4.90%
General Motors Company †	824,425	43,471,930
Hotels, restaurants & leisure: 2.88%
Expedia Group Incorporated †	139,287	25,529,914
Household durables: 3.39%
D.R. Horton Incorporated	336,829	30,051,883
Consumer staples: 7.38%
Beverages: 1.90%
Keurig Dr. Pepper Incorporated	444,617	16,873,215
Food & staples retailing: 3.63%
Walmart Incorporated	230,115	32,172,378
Food products: 1.85%
Mondelez International Incorporated Class A	244,198	16,368,594
Energy: 6.88%
Oil, gas & consumable fuels: 6.88%
ConocoPhillips	320,350	28,389,417
EOG Resources Incorporated	292,635	32,622,950
		61,012,367
Financials: 15.14%
Banks: 5.23%
Bank of America Corporation	580,641	26,790,776
JPMorgan Chase & Company	131,802	19,585,777
		46,376,553
Capital markets: 6.22%
Intercontinental Exchange Incorporated	187,694	23,773,322
The Goldman Sachs Group Incorporated	88,521	31,396,628
		55,169,950
Insurance: 3.69%
American International Group Incorporated	565,872	32,679,108
Health care: 11.54%
Health care equipment & supplies: 6.80%
Abbott Laboratories	77,427	9,868,845
Medtronic plc	161,916	16,756,687
The accompanying notes are an integral part of these financial statements.

Allspring Classic Value Fund  |  9

Portfolio of investments—January 31, 2022

	Shares	Value
Health care equipment & supplies (continued)
Stryker Corporation	65,464	$ 16,238,345
Teleflex Incorporated	56,172	17,423,993
		60,287,870
Health care providers & services: 2.52%
Cigna Corporation	97,070	22,370,752
Pharmaceuticals: 2.22%
Merck & Company Incorporated	241,688	19,692,738
Industrials: 16.10%
Aerospace & defense: 2.54%
Raytheon Technologies Corporation	249,909	22,539,293
Commercial services & supplies: 2.07%
Waste Management Incorporated	122,020	18,356,689
Industrial conglomerates: 2.65%
Honeywell International Incorporated	115,131	23,541,987
Machinery: 5.60%
Caterpillar Incorporated	162,393	32,731,933
Stanley Black & Decker Incorporated	96,853	16,915,376
		49,647,309
Trading companies & distributors: 3.24%
AerCap Holdings NV †	455,898	28,721,574
Information technology: 17.76%
IT services: 7.11%
Accenture plc Class A	52,264	18,479,505
Akamai Technologies Incorporated †	144,237	16,522,348
Fiserv Incorporated †	124,596	13,169,797
Visa Incorporated Class A	65,565	14,828,836
		63,000,486
Semiconductors & semiconductor equipment: 2.43%
NXP Semiconductors NV	104,978	21,566,680
Software: 8.22%
Microsoft Corporation	129,710	40,337,216
Salesforce.com Incorporated †	139,986	32,564,943
		72,902,159
Materials: 1.90%
Chemicals: 1.15%
FMC Corporation	92,333	10,190,793
Containers & packaging: 0.75%
Avery Dennison Corporation	32,358	6,646,980
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Classic Value Fund

Portfolio of investments—January 31, 2022

	Shares	Value
Utilities: 2.63%
Electric utilities: 2.63%
NextEra Energy Incorporated	298,606	$ 23,327,101
Total Common stocks (Cost $642,709,804)		864,317,366

		Yield
Short-term investments: 2.65%
Investment companies: 2.65%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	23,472,012	23,472,012
Total Short-term investments (Cost $23,472,012)				23,472,012
Total investments in securities (Cost $666,181,816)	100.12%			887,789,378
Other assets and liabilities, net	(0.12)			(1,042,219)
Total net assets	100.00%			$886,747,159

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,505,493	$125,804,550	$(113,838,031)	$0	$0	$23,472,012	23,472,012	$1,067
The accompanying notes are an integral part of these financial statements.

Allspring Classic Value Fund  |  11

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $642,709,804)	$ 864,317,366
Investments in affiliated securities, at value (cost $23,472,012)	23,472,012
Receivable for dividends	362,991
Receivable for Fund shares sold	100,823
Prepaid expenses and other assets	233
Total assets	888,253,425
Liabilities
Payable for Fund shares redeemed	633,416
Management fee payable	426,920
Shareholder servicing fees payable	167,386
Administration fees payable	115,530
Trustees’ fees and expenses payable	2,162
Distribution fees payable	1,506
Accrued expenses and other liabilities	159,346
Total liabilities	1,506,266
Total net assets	$886,747,159
Net assets consist of
Paid-in capital	$ 638,252,540
Total distributable earnings	248,494,619
Total net assets	$886,747,159
Computation of net asset value and offering price per share
Net assets – Class A	$ 287,045,731
Shares outstanding – Class A1	22,584,045
Net asset value per share – Class A	$12.71
Maximum offering price per share – Class A2	$13.49
Net assets – Class C	$ 2,304,093
Shares outstanding – Class C1	186,706
Net asset value per share – Class C	$12.34
Net assets – Class R	$ 106,117
Shares outstanding – Class R1	8,250
Net asset value per share – Class R	$12.86
Net assets – Class R6	$ 45,481,225
Shares outstanding – Class R6[1]	3,661,442
Net asset value per share – Class R6	$12.42
Net assets – Administrator Class	$ 490,338,636
Shares outstanding – Administrator Class[1]	36,107,274
Net asset value per share – Administrator Class	$13.58
Net assets – Institutional Class	$ 61,471,357
Shares outstanding – Institutional Class[1]	4,798,604
Net asset value per share – Institutional Class	$12.81
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Classic Value Fund

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $17,448)	$ 6,661,008
Income from affiliated securities	1,067
Total investment income	6,662,075
Expenses
Management fee	3,047,524
Administration fees
Class A	311,218
Class C	2,504
Class R	112
Class R6	2,034
Administrator Class	329,073
Institutional Class	42,698
Shareholder servicing fees
Class A	358,297
Class C	2,969
Class R	134
Administrator Class	630,756
Distribution fees
Class C	8,890
Class R	117
Custody and accounting fees	18,636
Professional fees	21,327
Registration fees	39,824
Shareholder report expenses	13,077
Trustees’ fees and expenses	9,662
Other fees and expenses	14,017
Total expenses	4,852,869
Less: Fee waivers and/or expense reimbursements
Fund-level	(262,896)
Class A	(53,417)
Class C	(317)
Class R6	(2,034)
Administrator Class	(208,966)
Institutional Class	(23,862)
Net expenses	4,301,377
Net investment income	2,360,698
Realized and unrealized gains (losses) on investments
Net realized gains on investments	44,953,445
Net change in unrealized gains (losses) on investments	(18,240,773)
Net realized and unrealized gains (losses) on investments	26,712,672
Net increase in net assets resulting from operations	$ 29,073,370
The accompanying notes are an integral part of these financial statements.

Allspring Classic Value Fund  |  13

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment income		$ 2,360,698		$ 7,480,555
Payment from affiliate		0		91,336
Net realized gains on investments		44,953,445		141,881,141
Net change in unrealized gains (losses) on investments		(18,240,773)		87,092,988
Net increase in net assets resulting from operations		29,073,370		236,546,020
Distributions to shareholders from
Net investment income and net realized gains
Class A		(53,341,156)		(2,978,223)
Class C		(416,230)		0
Class R		(18,487)		(777)
Class R6		(1,180,751)		(209,259)
Administrator Class		(87,453,886)		(5,693,424)
Institutional Class		(12,533,899)		(1,346,136)
Total distributions to shareholders		(154,944,409)		(10,227,819)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	225,430	3,095,200	440,636	5,715,815
Class C	28,809	397,293	20,672	266,040
Class R	345	4,964	942	12,698
Class R6	3,235,144	40,699,179	345,499	4,430,363
Administrator Class	83,722	1,270,512	174,108	2,515,174
Institutional Class	847,950	13,276,245	518,647	6,693,911
		58,743,393		19,634,001
Reinvestment of distributions
Class A	3,914,851	50,679,897	224,806	2,850,540
Class C	33,272	416,230	0	0
Class R	1,414	18,487	49	634
Class R6	92,916	1,180,751	9,761	121,435
Administrator Class	5,964,370	82,620,134	399,009	5,342,733
Institutional Class	904,435	11,838,887	105,062	1,339,551
		146,754,386		9,654,893
Payment for shares redeemed
Class A	(1,203,148)	(17,250,729)	(2,696,686)	(34,836,613)
Class C	(36,851)	(511,236)	(259,632)	(3,123,585)
Class R	(1,046)	(15,951)	(73)	(909)
Class R6	(706,123)	(10,871,975)	(351,081)	(4,814,715)
Administrator Class	(1,493,488)	(22,505,068)	(2,587,756)	(35,964,411)
Institutional Class	(1,113,626)	(16,179,745)	(3,857,032)	(51,528,718)
		(67,334,704)		(130,268,951)
Net increase (decrease) in net assets resulting from capital share transactions		138,163,075		(100,980,057)
Total increase in net assets		12,292,036		125,338,144
Net assets
Beginning of period		874,455,123		749,116,979
End of period		$ 886,747,159		$ 874,455,123
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Classic Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.98	$11.35	$13.13	$13.05	$12.61	$12.01
Net investment income	0.02	0.11	0.14	0.10	0.11	0.12 [1]
Payment from affiliate	0.00	0.00 [2]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.50	3.66	(0.58)	0.94	1.39	1.43
Total from investment operations	0.52	3.77	(0.44)	1.04	1.50	1.55
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.10)	(0.12)	(0.06)	(0.14)
Net realized gains	(2.70)	0.00	(1.24)	(0.84)	(1.00)	(0.81)
Total distributions to shareholders	(2.79)	(0.14)	(1.34)	(0.96)	(1.06)	(0.95)
Net asset value, end of period	$12.71	$14.98	$11.35	$13.13	$13.05	$12.61
Total return[3]	3.24%	33.49% [4]	(4.25)%	9.03%	12.43%	13.50%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.18%	1.18%	1.18%	1.18%	1.17%
Net expenses	1.10%	1.09%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.41%	0.77%	1.20%	0.81%	0.83%	0.95%
Supplemental data
Portfolio turnover rate	24%	46%	34%	27%	21%	27%
Net assets, end of period (000s omitted)	$287,046	$294,248	$245,977	$291,111	$289,683	$293,599

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Allspring Classic Value Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.59	$10.99	$12.75	$12.69	$12.31	$11.74
Net investment income (loss)	(0.02) [1]	0.01 [1]	0.05 [1]	0.00 [1,2]	0.01 [1]	0.02 [1]
Payment from affiliate	0.00	0.05	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.47	3.54	(0.57)	0.92	1.37	1.40
Total from investment operations	0.45	3.60	(0.52)	0.92	1.38	1.42
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	0.00	(0.04)
Net realized gains	(2.70)	0.00	(1.24)	(0.84)	(1.00)	(0.81)
Total distributions to shareholders	(2.70)	0.00	(1.24)	(0.86)	(1.00)	(0.85)
Net asset value, end of period	$12.34	$14.59	$10.99	$12.75	$12.69	$12.31
Total return[3]	2.85%	32.76% [4]	(4.99)%	8.16%	11.65%	12.58%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.93%	1.94%	1.94%	1.93%	1.93%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%
Net investment income (loss)	(0.34)%	0.05%	0.44%	0.03%	0.08%	0.20%
Supplemental data
Portfolio turnover rate	24%	46%	34%	27%	21%	27%
Net assets, end of period (000s omitted)	$2,304	$2,356	$4,401	$7,370	$19,874	$21,727

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had an impact of 0.50% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Classic Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.11	$11.42	$13.22	$13.15	$12.70	$12.09
Net investment income	0.01	0.07	0.11	0.06	0.05	0.08 [1]
Payment from affiliate	0.00	0.03	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.49	3.71	(0.59)	0.95	1.44	1.45
Total from investment operations	0.50	3.81	(0.48)	1.01	1.49	1.53
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.08)	(0.10)	(0.04)	(0.11)
Net realized gains	(2.70)	0.00	(1.24)	(0.84)	(1.00)	(0.81)
Total distributions to shareholders	(2.75)	(0.12)	(1.32)	(0.94)	(1.04)	(0.92)
Net asset value, end of period	$12.86	$15.11	$11.42	$13.22	$13.15	$12.70
Total return[2]	3.11%	33.51% [3]	(4.56)%	8.70%	12.21%	13.22%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.41%	1.41%	1.43%	1.44%	1.44%
Net expenses	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Net investment income	0.16%	0.49%	0.95%	0.55%	0.56%	0.69%
Supplemental data
Portfolio turnover rate	24%	46%	34%	27%	21%	27%
Net assets, end of period (000s omitted)	$106	$114	$76	$88	$74	$48

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had an impact of 0.23% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Allspring Classic Value Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.73	$11.16	$12.93	$12.92	$12.49	$11.90
Net investment income	0.04 [1]	0.16	0.19 [1]	0.16 [1]	0.16	0.17 [1]
Net realized and unrealized gains (losses) on investments	0.50	3.60	(0.57)	1.00	1.39	1.42
Total from investment operations	0.54	3.76	(0.38)	1.16	1.55	1.59
Distributions to shareholders from
Net investment income	(0.15)	(0.19)	(0.15)	(0.31)	(0.12)	(0.19)
Net realized gains	(2.70)	0.00	(1.24)	(0.84)	(1.00)	(0.81)
Total distributions to shareholders	(2.85)	(0.19)	(1.39)	(1.15)	(1.12)	(1.00)
Net asset value, end of period	$12.42	$14.73	$11.16	$12.93	$12.92	$12.49
Total return[2]	3.47%	34.05%	(3.87)%	10.38%	12.96%	14.03%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.76%	0.76%	0.75%	0.75%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.55%	1.22%	1.67%	1.27%	1.29%	1.40%
Supplemental data
Portfolio turnover rate	24%	46%	34%	27%	21%	27%
Net assets, end of period (000s omitted)	$45,481	$15,313	$11,552	$4,231	$2,578	$2,397

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Classic Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.83	$11.99	$13.81	$13.68	$13.17	$12.51
Net investment income	0.04	0.13	0.17	0.12	0.13	0.14 [1]
Payment from affiliate	0.00	0.00 [2]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.53	3.88	(0.62)	1.00	1.47	1.49
Total from investment operations	0.57	4.01	(0.45)	1.12	1.60	1.63
Distributions to shareholders from
Net investment income	(0.12)	(0.17)	(0.13)	(0.15)	(0.09)	(0.16)
Net realized gains	(2.70)	0.00	(1.24)	(0.84)	(1.00)	(0.81)
Total distributions to shareholders	(2.82)	(0.17)	(1.37)	(0.99)	(1.09)	(0.97)
Net asset value, end of period	$13.58	$15.83	$11.99	$13.81	$13.68	$13.17
Total return[3]	3.38%	33.75% [4]	(4.15)%	9.21%	12.63%	13.66%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.11%	1.11%	1.11%	1.10%	1.10%
Net expenses	0.94%	0.92%	0.93%	0.95%	0.95%	0.95%
Net investment income	0.57%	0.94%	1.37%	0.96%	0.98%	1.10%
Supplemental data
Portfolio turnover rate	24%	46%	34%	27%	21%	27%
Net assets, end of period (000s omitted)	$490,339	$499,628	$402,567	$464,041	$469,464	$459,650

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had an impact of 0.03% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Allspring Classic Value Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.10	$11.44	$13.22	$13.14	$12.68	$12.08
Net investment income	0.06 [1]	0.16 [1]	0.19 [1]	0.15 [1]	0.22	0.17 [1]
Net realized and unrealized gains (losses) on investments	0.49	3.70	(0.58)	0.94	1.35	1.43
Total from investment operations	0.55	3.86	(0.39)	1.09	1.57	1.60
Distributions to shareholders from
Net investment income	(0.14)	(0.20)	(0.15)	(0.17)	(0.11)	(0.19)
Net realized gains	(2.70)	0.00	(1.24)	(0.84)	(1.00)	(0.81)
Total distributions to shareholders	(2.84)	(0.20)	(1.39)	(1.01)	(1.11)	(1.00)
Net asset value, end of period	$12.81	$15.10	$11.44	$13.22	$13.14	$12.68
Total return[2]	3.43%	34.01%	(3.86)%	9.44%	12.96%	13.88%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.86%	0.86%	0.85%	0.85%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.82%	1.22%	1.59%	1.22%	1.24%	1.36%
Supplemental data
Portfolio turnover rate	24%	46%	34%	27%	21%	27%
Net assets, end of period (000s omitted)	$61,471	$62,796	$84,544	$106,869	$137,263	$162,480

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Classic Value Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Classic Value Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

Allspring Classic Value Fund  |  21

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $426,333,476 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$475,135,446
Gross unrealized losses	(13,679,544)
Net unrealized gains	$461,455,902
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Allspring Classic Value Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 61,819,063	$0	$0	$ 61,819,063
Consumer discretionary	99,053,727	0	0	99,053,727
Consumer staples	65,414,187	0	0	65,414,187
Energy	61,012,367	0	0	61,012,367
Financials	134,225,611	0	0	134,225,611
Health care	102,351,360	0	0	102,351,360
Industrials	142,806,852	0	0	142,806,852
Information technology	157,469,325	0	0	157,469,325
Materials	16,837,773	0	0	16,837,773
Utilities	23,327,101	0	0	23,327,101
Short-term investments
Investment companies	23,472,012	0	0	23,472,012
Total assets	$887,789,378	$0	$0	$887,789,378
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Allspring Classic Value Fund  |  23

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.11%
Class C	1.86
Class R	1.36
Class R6	0.65
Administrator Class	0.95
Institutional Class	0.70
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2022, Allspring Funds Distributor received $3,480 from the sale of Class A shares and $7 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2022.

24  |  Allspring Classic Value Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Other transactions
On August 14, 2020, Class A, Class C, Class R, and Administrator Class of the Fund was reimbursed by Allspring Funds Management in the amount of $111, $8,863, $191 and $82,171, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $211,731,935 and $235,871,116, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2022, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and

Allspring Classic Value Fund  |  25

Notes to financial statements (unaudited)
investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Classic Value Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Classic Value Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Classic Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Classic Value Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Classic Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00710 03-22
SA207/SAR207 01-22

Semi-Annual Report
January 31, 2022
Allspring
Disciplined U.S. Core Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Disciplined U.S. Core Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Disciplined U.S. Core Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Disciplined U.S. Core Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Disciplined U.S. Core Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Disciplined U.S. Core Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information

Allspring Disciplined U.S. Core Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Justin P. Carr, CFA®‡, Robert M. Wicentowski, CFA®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EVSAX)	2-28-1990	17.79	13.75	14.00	24.96	15.09	14.68	0.86	0.86
Class C (EVSTX)	6-30-1999	22.97	14.25	13.82	23.97	14.25	13.82	1.61	1.61
Class R (EVSHX)[3]	9-30-2015	–	–	–	24.61	14.81	14.39	1.11	1.11
Class R6 (EVSRX)[4]	9-30-2015	–	–	–	25.46	15.60	15.18	0.43	0.43
Administrator Class (EVSYX)	2-21-1995	–	–	–	25.10	15.23	14.83	0.78	0.74
Institutional Class (EVSIX)	7-30-2010	–	–	–	25.39	15.51	15.13	0.53	0.48
S&P 500 Index[5]	–	–	–	–	23.29	16.78	15.43	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.87% for Class A, 1.62% for Class C, 1.12% for Class R, 0.43% for Class R6, 0.74% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Disciplined U.S. Core Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
Apple Incorporated	7.18
Microsoft Corporation	6.44
Amazon.com Incorporated	3.24
Alphabet Incorporated Class C	2.46
Alphabet Incorporated Class A	2.05
Meta Platforms Incorporated Class A	1.94
Tesla Motors Incorporated	1.75
NVIDIA Corporation	1.59
Berkshire Hathaway Incorporated Class B	1.54
Johnson & Johnson	1.49
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Disciplined U.S. Core Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,045.45	$4.33	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class C
Actual	$1,000.00	$1,041.40	$8.18	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Class R
Actual	$1,000.00	$1,044.23	$5.62	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55	1.09%
Class R6
Actual	$1,000.00	$1,047.64	$2.12	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09	0.41%
Administrator Class
Actual	$1,000.00	$1,045.99	$3.82	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Institutional Class
Actual	$1,000.00	$1,047.06	$2.48	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.38%
Communication services: 9.24%
Diversified telecommunication services: 0.86%
AT&T Incorporated	140,271	$ 3,576,911
Verizon Communications Incorporated	106,585	5,673,520
		9,250,431
Entertainment: 1.37%
Activision Blizzard Incorporated	73,894	5,838,365
Netflix Incorporated †	11,885	5,076,559
The Walt Disney Company †	25,993	3,716,219
		14,631,143
Interactive media & services: 6.45%
Alphabet Incorporated Class A †	8,121	21,975,994
Alphabet Incorporated Class C †	9,733	26,415,070
Meta Platforms Incorporated Class A †	66,404	20,801,717
		69,192,781
Media: 0.56%
Comcast Corporation Class A	119,318	5,964,707
Consumer discretionary: 11.23%
Automobiles: 2.29%
General Motors Company †	109,129	5,754,372
Tesla Motors Incorporated †	20,058	18,788,730
		24,543,102
Hotels, restaurants & leisure: 1.45%
Chipotle Mexican Grill Incorporated †	559	830,439
Darden Restaurants Incorporated	25,667	3,590,043
McDonald's Corporation	25,031	6,494,293
Royal Caribbean Cruises Limited †	17,962	1,397,623
Starbucks Corporation	33,411	3,284,970
		15,597,368
Household durables: 0.71%
D.R. Horton Incorporated	61,375	5,475,878
PulteGroup Incorporated	39,578	2,085,365
		7,561,243
Internet & direct marketing retail: 3.24%
Amazon.com Incorporated †	11,614	34,742,933
Multiline retail: 0.55%
Target Corporation	26,943	5,939,045
Specialty retail: 2.03%
AutoZone Incorporated †	977	1,940,664
Bath & Body Works Incorporated	21,559	1,208,813
Best Buy Company Incorporated	26,055	2,586,740
Lowe's Companies Incorporated	30,337	7,200,487
The Home Depot Incorporated	24,189	8,876,879
		21,813,583
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined U.S. Core Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.96%
Nike Incorporated Class B	36,673	$ 5,430,171
Tapestry Incorporated	126,985	4,819,081
		10,249,252
Consumer staples: 6.02%
Beverages: 0.59%
Monster Beverage Corporation †	20,680	1,793,370
PepsiCo Incorporated	11,084	1,923,296
The Coca-Cola Company	42,218	2,575,720
		6,292,386
Food & staples retailing: 1.64%
Costco Wholesale Corporation	11,459	5,788,285
Walmart Incorporated	84,332	11,790,457
		17,578,742
Food products: 1.84%
Archer Daniels Midland Company	102,743	7,705,725
Bunge Limited	49,554	4,898,908
Tyson Foods Incorporated Class A	78,437	7,129,139
		19,733,772
Household products: 1.21%
The Procter & Gamble Company	80,997	12,995,969
Personal products: 0.33%
The Estee Lauder Companies Incorporated Class A	11,474	3,577,478
Tobacco: 0.41%
Philip Morris International Incorporated	42,228	4,343,150
Energy: 3.28%
Oil, gas & consumable fuels: 3.28%
Chevron Corporation	68,362	8,977,981
Diamondback Energy Incorporated	49,884	6,293,365
EOG Resources Incorporated	42,102	4,693,531
Exxon Mobil Corporation	201,025	15,269,859
		35,234,736
Financials: 11.53%
Banks: 4.06%
Bank of America Corporation	110,082	5,079,183
Citigroup Incorporated	86,625	5,641,020
JPMorgan Chase & Company	103,156	15,328,982
Regions Financial Corporation	294,860	6,764,088
Signature Bank	4,629	1,410,132
US Bancorp	106,897	6,220,336
Zions Bancorporation	45,393	3,078,553
		43,522,294
Capital markets: 2.35%
Bank of New York Mellon Corporation	60,271	3,571,659
Morgan Stanley	33,003	3,384,128
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
Northern Trust Corporation	40,746	$ 4,752,613
The Carlyle Group Incorporated	84,634	4,320,566
The Goldman Sachs Group Incorporated	25,757	9,135,493
		25,164,459
Consumer finance: 0.78%
Capital One Financial Corporation	46,956	6,889,854
Synchrony Financial	34,779	1,481,238
		8,371,092
Diversified financial services: 1.54%
Berkshire Hathaway Incorporated Class B †	52,794	16,525,578
Insurance: 2.80%
Arch Capital Group Limited †	83,801	3,881,662
Everest Reinsurance Group Limited	15,534	4,402,336
Fidelity National Financial Incorporated	73,184	3,684,814
Lincoln National Corporation	36,474	2,552,451
MetLife Incorporated	119,380	8,005,623
Old Republic International Corporation	151,467	3,882,099
The Hartford Financial Services Group Incorporated	50,239	3,610,677
		30,019,662
Health care: 13.33%
Biotechnology: 2.13%
AbbVie Incorporated	48,150	6,591,254
Amgen Incorporated	15,564	3,535,207
Exelixis Incorporated †	190,300	3,444,430
United Therapeutics Corporation †	14,988	3,025,628
Vertex Pharmaceuticals Incorporated †	25,558	6,211,872
		22,808,391
Health care equipment & supplies: 1.33%
Abbott Laboratories	47,670	6,076,013
Baxter International Incorporated	31,446	2,686,746
Edwards Lifesciences Corporation †	24,193	2,641,876
Medtronic plc	27,424	2,838,110
		14,242,745
Health care providers & services: 4.32%
AmerisourceBergen Corporation	51,313	6,988,831
Anthem Incorporated	18,335	8,085,552
CVS Health Corporation	83,710	8,915,952
McKesson Corporation	29,273	7,514,965
Molina Healthcare Incorporated †	11,727	3,406,459
UnitedHealth Group Incorporated	24,229	11,449,899
		46,361,658
Life sciences tools & services: 1.72%
Danaher Corporation	35,073	10,023,513
Maravai LifeSciences Holdings Class A †	51,772	1,497,246
Thermo Fisher Scientific Incorporated	12,003	6,977,344
		18,498,103
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined U.S. Core Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Pharmaceuticals: 3.83%
Bristol-Myers Squibb Company	108,877	$ 7,065,029
Johnson & Johnson	92,697	15,970,766
Merck & Company Incorporated	95,537	7,784,355
Pfizer Incorporated	194,405	10,243,199
		41,063,349
Industrials: 7.71%
Aerospace & defense: 0.98%
General Dynamics Corporation	26,795	5,683,220
Lockheed Martin Corporation	12,432	4,837,664
		10,520,884
Air freight & logistics: 1.42%
Expeditors International of Washington Incorporated	25,649	2,936,298
FedEx Corporation	27,603	6,786,474
United Parcel Service Incorporated Class B	27,099	5,479,689
		15,202,461
Airlines: 0.26%
Delta Air Lines Incorporated †	70,989	2,817,553
Building products: 1.01%
Builders FirstSource Incorporated †	30,906	2,101,299
Masco Corporation	92,188	5,838,266
Owens Corning Incorporated	33,113	2,937,123
		10,876,688
Commercial services & supplies: 0.30%
Waste Management Incorporated	21,249	3,196,700
Construction & engineering: 0.46%
Quanta Services Incorporated	47,606	4,890,088
Electrical equipment: 1.33%
Acuity Brands Incorporated	24,563	4,704,551
AMETEK Incorporated	13,512	1,848,036
Eaton Corporation plc	17,207	2,726,105
Regal-Beloit Corporation	31,627	5,012,247
		14,290,939
Industrial conglomerates: 0.11%
Honeywell International Incorporated	5,642	1,153,676
Machinery: 1.48%
Crane Company	20,882	2,161,496
Cummins Incorporated	11,740	2,593,131
Deere & Company	7,196	2,708,574
Parker-Hannifin Corporation	16,233	5,032,392
Snap-on Incorporated	16,487	3,433,418
		15,929,011
Road & rail: 0.36%
CSX Corporation	111,803	3,825,899
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Information technology: 28.50%
Communications equipment: 1.02%
Cisco Systems Incorporated	196,807	$ 10,956,246
Electronic equipment, instruments & components: 0.50%
Keysight Technologies Incorporated †	21,225	3,583,205
Zebra Technologies Corporation Class A †	3,437	1,749,845
		5,333,050
IT services: 3.58%
Accenture plc Class A	19,290	6,820,558
Amdocs Limited	66,487	5,045,698
Cognizant Technology Solutions Corporation Class A	9,491	810,721
International Business Machines Corporation	16,651	2,224,074
MasterCard Incorporated Class A	15,247	5,891,136
PayPal Holdings Incorporated †	30,061	5,168,688
Visa Incorporated Class A	54,753	12,383,486
		38,344,361
Semiconductors & semiconductor equipment: 6.20%
Applied Materials Incorporated	62,317	8,610,963
Broadcom Incorporated	21,139	12,384,917
Intel Corporation	108,313	5,287,841
KLA Corporation	6,679	2,599,934
Lam Research Corporation	7,370	4,347,710
Micron Technology Incorporated	30,192	2,483,896
NVIDIA Corporation	69,774	17,084,862
Qorvo Incorporated †	26,442	3,629,958
Qualcomm Incorporated	57,298	10,070,696
		66,500,777
Software: 9.56%
Adobe Incorporated †	12,790	6,833,697
Cadence Design Systems Incorporated †	7,803	1,187,148
Dolby Laboratories Incorporated Class A	35,716	3,137,651
Fortinet Incorporated †	5,599	1,664,247
Intuit Incorporated	10,784	5,987,600
Microsoft Corporation	221,987	69,033,517
Oracle Corporation	93,510	7,589,272
Salesforce.com Incorporated †	25,905	6,026,280
VMware Incorporated Class A	8,310	1,067,669
		102,527,081
Technology hardware, storage & peripherals: 7.64%
Apple Incorporated	440,393	76,971,889
HP Incorporated	134,809	4,951,535
		81,923,424
Materials: 2.17%
Chemicals: 1.04%
Celanese Corporation Series A	21,230	3,305,723
LyondellBasell Industries NV Class A	38,008	3,676,514
Westlake Chemical Corporation	41,915	4,134,915
		11,117,152
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined U.S. Core Fund  |  13

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Containers & packaging: 0.32%
Sealed Air Corporation	50,624	$ 3,438,382
Metals & mining: 0.81%
Cleveland Cliffs Incorporated †	159,911	2,740,875
Freeport-McMoRan Incorporated	54,298	2,020,972
Reliance Steel & Aluminum Company	25,783	3,941,705
		8,703,552
Real estate: 2.90%
Equity REITs: 2.90%
Alexandria Real Estate Equities Incorporated	29,055	5,661,076
American Tower Corporation	15,826	3,980,239
Essex Property Trust Incorporated	1,516	504,070
Gaming and Leisure Properties Incorporated	61,175	2,763,887
Prologis Incorporated	33,877	5,312,591
Public Storage Incorporated	9,307	3,336,839
SBA Communications Corporation	10,403	3,385,552
Weyerhaeuser Company	151,305	6,117,261
		31,061,515
Utilities: 2.47%
Electric utilities: 0.78%
NRG Energy Incorporated	140,761	5,620,587
The Southern Company	38,906	2,703,578
		8,324,165
Independent power & renewable electricity producers: 0.58%
AES Corporation	281,944	6,253,518
Multi-utilities: 1.11%
DTE Energy Company	56,441	6,797,190
Sempra Energy	37,086	5,123,802
		11,920,992
Total Common stocks (Cost $539,641,140)		1,054,927,266

		Yield
Short-term investments: 1.49%
Investment companies: 1.49%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	15,941,562	15,941,562
Total Short-term investments (Cost $15,941,562)				15,941,562
Total investments in securities (Cost $555,582,702)	99.87%			1,070,868,828
Other assets and liabilities, net	0.13			1,397,799
Total net assets	100.00%			$1,072,266,627

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

14  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2022 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,482,368	$84,162,437	$(87,703,243)	$0	$0	$15,941,562	15,941,562	$2,461
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	66	3-18-2022	$15,511,144	$14,864,025	$0	$(647,119)
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined U.S. Core Fund  |  15

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $539,641,140)	$ 1,054,927,266
Investments in affiliated securities, at value (cost $15,941,562)	15,941,562
Cash at broker segregated for futures contracts	1,587,600
Receivable for investments sold	47,612,203
Receivable for dividends	736,802
Receivable for Fund shares sold	422,426
Receivable for daily variation margin on open futures contracts	267,000
Prepaid expenses and other assets	146,344
Total assets	1,121,641,203
Liabilities
Payable for investments purchased	48,180,885
Payable for Fund shares redeemed	539,829
Management fee payable	316,919
Administration fees payable	130,514
Distribution fees payable	15,629
Trustees’ fees and expenses payable	14
Accrued expenses and other liabilities	190,786
Total liabilities	49,374,576
Total net assets	$1,072,266,627
Net assets consist of
Paid-in capital	$ 482,484,653
Total distributable earnings	589,781,974
Total net assets	$1,072,266,627
Computation of net asset value and offering price per share
Net assets – Class A	$ 511,339,931
Shares outstanding – Class A1	23,286,464
Net asset value per share – Class A	$21.96
Maximum offering price per share – Class A2	$23.30
Net assets – Class C	$ 25,150,916
Shares outstanding – Class C1	1,258,126
Net asset value per share – Class C	$19.99
Net assets – Class R	$ 4,073,048
Shares outstanding – Class R1	183,656
Net asset value per share – Class R	$22.18
Net assets – Class R6	$ 317,076,316
Shares outstanding – Class R6[1]	14,005,231
Net asset value per share – Class R6	$22.64
Net assets – Administrator Class	$ 52,766,756
Shares outstanding – Administrator Class[1]	2,318,854
Net asset value per share – Administrator Class	$22.76
Net assets – Institutional Class	$ 161,859,660
Shares outstanding – Institutional Class[1]	7,229,536
Net asset value per share – Institutional Class	$22.39
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Disciplined U.S. Core Fund

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends	$ 7,759,414
Income from affiliated securities	2,461
Total investment income	7,761,875
Expenses
Management fee	1,933,292
Administration fees
Class A	552,990
Class C	28,203
Class R	4,286
Class R6	50,540
Administrator Class	34,412
Institutional Class	107,322
Shareholder servicing fees
Class A	658,321
Class C	33,479
Class R	5,103
Administrator Class	65,749
Distribution fees
Class C	100,437
Class R	5,064
Custody and accounting fees	28,897
Professional fees	25,812
Registration fees	39,121
Shareholder report expenses	31,956
Trustees’ fees and expenses	11,003
Other fees and expenses	61,965
Total expenses	3,777,952
Less: Fee waivers and/or expense reimbursements
Fund-level	(16,635)
Class A	(3,923)
Administrator Class	(3,134)
Institutional Class	(13,758)
Net expenses	3,740,502
Net investment income	4,021,373
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	75,896,577
Futures contracts	1,515,181
Net realized gains on investments	77,411,758
Net change in unrealized gains (losses) on
Unaffiliated securities	(29,403,804)
Futures contracts	(715,622)
Net change in unrealized gains (losses) on investments	(30,119,426)
Net realized and unrealized gains (losses) on investments	47,292,332
Net increase in net assets resulting from operations	$ 51,313,705
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined U.S. Core Fund  |  17

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment income		$ 4,021,373		$ 9,224,638
Net realized gains on investments		77,411,758		81,986,097
Net change in unrealized gains (losses) on investments		(30,119,426)		220,705,162
Net increase in net assets resulting from operations		51,313,705		311,915,897
Distributions to shareholders from
Net investment income and net realized gains
Class A		(41,800,707)		(40,144,770)
Class C		(2,103,959)		(2,202,870)
Class R		(325,019)		(330,477)
Class R6		(27,186,743)		(25,321,636)
Administrator Class		(4,249,188)		(4,226,866)
Institutional Class		(13,233,665)		(13,403,739)
Total distributions to shareholders		(88,899,281)		(85,630,358)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	474,807	10,889,580	1,622,096	32,886,449
Class C	25,012	516,962	39,264	713,151
Class R	24,835	597,252	17,104	349,021
Class R6	94,895	2,237,542	3,552,924	75,931,420
Administrator Class	188,352	4,588,441	136,923	2,833,092
Institutional Class	499,541	11,746,569	1,077,100	22,113,375
		30,576,346		134,826,508
Reinvestment of distributions
Class A	1,721,849	39,080,722	1,978,592	37,660,984
Class C	100,635	2,069,063	123,928	2,147,585
Class R	14,203	325,019	17,031	327,043
Class R6	1,103,953	25,895,916	1,222,488	23,967,764
Administrator Class	164,015	3,859,677	190,727	3,751,963
Institutional Class	509,416	11,813,677	620,802	12,045,656
		83,044,074		79,900,995
Payment for shares redeemed
Class A	(1,818,460)	(42,059,808)	(3,799,753)	(76,614,099)
Class C	(170,027)	(3,587,862)	(605,272)	(11,024,914)
Class R	(33,954)	(776,002)	(46,393)	(946,015)
Class R6	(1,711,293)	(41,113,800)	(3,781,193)	(78,637,749)
Administrator Class	(210,634)	(5,043,105)	(847,387)	(17,290,465)
Institutional Class	(809,596)	(19,230,953)	(2,582,056)	(52,693,521)
		(111,811,530)		(237,206,763)
Net increase (decrease) in net assets resulting from capital share transactions		1,808,890		(22,479,260)
Total increase (decrease) in net assets		(35,776,686)		203,806,279
Net assets
Beginning of period		1,108,043,313		904,237,034
End of period		$1,072,266,627		$1,108,043,313
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Disciplined U.S. Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.77	$18.22	$17.29	$17.70	$16.30	$14.50
Net investment income	0.06	0.14	0.23	0.25	0.24	0.22
Net realized and unrealized gains (losses) on investments	1.02	6.18	1.47	0.38	1.90	1.94
Total from investment operations	1.08	6.32	1.70	0.63	2.14	2.16
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.33)	(0.19)	(0.15)	(0.15)
Net realized gains	(1.74)	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)
Total distributions to shareholders	(1.89)	(1.77)	(0.77)	(1.04)	(0.74)	(0.36)
Net asset value, end of period	$21.96	$22.77	$18.22	$17.29	$17.70	$16.30
Total return[1]	4.54%	36.73%	9.97%	4.31%	13.28%	15.12%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.86%	0.84%	0.83%	0.85%
Net expenses	0.84%	0.85%	0.85%	0.84%	0.83%	0.85%
Net investment income	0.55%	0.76%	1.25%	1.40%	1.33%	1.45%
Supplemental data
Portfolio turnover rate	17%	36%	50%	63%	73%	60%
Net assets, end of period (000s omitted)	$511,340	$521,702	$421,005	$434,367	$480,602	$467,491

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined U.S. Core Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.82	$16.70	$15.85	$16.28	$15.04	$13.45
Net investment income (loss)	(0.02)	0.02	0.11	0.12	0.09	0.10
Net realized and unrealized gains (losses) on investments	0.93	5.64	1.32	0.35	1.76	1.79
Total from investment operations	0.91	5.66	1.43	0.47	1.85	1.89
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.14)	(0.05)	(0.02)	(0.09)
Net realized gains	(1.74)	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)
Total distributions to shareholders	(1.74)	(1.54)	(0.58)	(0.90)	(0.61)	(0.30)
Net asset value, end of period	$19.99	$20.82	$16.70	$15.85	$16.28	$15.04
Total return[1]	4.14%	35.80%	9.09%	3.59%	12.41%	14.27%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.60%	1.60%	1.59%	1.58%	1.60%
Net expenses	1.59%	1.60%	1.60%	1.59%	1.58%	1.60%
Net investment income (loss)	(0.19)%	0.02%	0.51%	0.66%	0.58%	0.69%
Supplemental data
Portfolio turnover rate	17%	36%	50%	63%	73%	60%
Net assets, end of period (000s omitted)	$25,151	$27,121	$29,141	$38,708	$52,647	$54,054

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Disciplined U.S. Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.96	$18.38	$17.44	$17.88	$16.51	$14.77
Net investment income	0.04	0.07	0.18	0.19 [1]	0.18 [1]	0.17 [1]
Net realized and unrealized gains (losses) on investments	1.02	6.25	1.49	0.41	1.94	1.99
Total from investment operations	1.06	6.32	1.67	0.60	2.12	2.16
Distributions to shareholders from
Net investment income	(0.10)	(0.30)	(0.29)	(0.19)	(0.16)	(0.21)
Net realized gains	(1.74)	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)
Total distributions to shareholders	(1.84)	(1.74)	(0.73)	(1.04)	(0.75)	(0.42)
Net asset value, end of period	$22.18	$22.96	$18.38	$17.44	$17.88	$16.51
Total return[2]	4.42%	36.38%	9.68%	4.07%	12.97%	14.86%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.10%	1.09%	1.08%	1.10%
Net expenses	1.09%	1.10%	1.10%	1.09%	1.08%	1.10%
Net investment income	0.30%	0.51%	0.97%	1.15%	1.04%	1.10%
Supplemental data
Portfolio turnover rate	17%	36%	50%	63%	73%	60%
Net assets, end of period (000s omitted)	$4,073	$4,101	$3,507	$3,126	$3,298	$2,001

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined U.S. Core Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.46	$18.72	$17.76	$18.17	$16.71	$14.86
Net investment income	0.12 [1]	0.24	0.31	0.32	0.30 [1]	0.28 [1]
Net realized and unrealized gains (losses) on investments	1.05	6.36	1.51	0.40	1.97	1.99
Total from investment operations	1.17	6.60	1.82	0.72	2.27	2.27
Distributions to shareholders from
Net investment income	(0.25)	(0.42)	(0.42)	(0.28)	(0.22)	(0.21)
Net realized gains	(1.74)	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)
Total distributions to shareholders	(1.99)	(1.86)	(0.86)	(1.13)	(0.81)	(0.42)
Net asset value, end of period	$22.64	$23.46	$18.72	$17.76	$18.17	$16.71
Total return[2]	4.76%	37.35%	10.39%	4.77%	13.78%	15.56%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.42%	0.43%	0.41%	0.40%	0.42%
Net expenses	0.41%	0.42%	0.42%	0.41%	0.40%	0.42%
Net investment income	0.98%	1.18%	1.70%	1.84%	1.71%	1.77%
Supplemental data
Portfolio turnover rate	17%	36%	50%	63%	73%	60%
Net assets, end of period (000s omitted)	$317,076	$340,631	$253,223	$340,606	$445,678	$41,770

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Disciplined U.S. Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.55	$18.78	$17.80	$18.17	$16.71	$14.85
Net investment income	0.08 [1]	0.19 [1]	0.24 [1]	0.26 [1]	0.25 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	1.05	6.37	1.53	0.41	1.97	1.98
Total from investment operations	1.13	6.56	1.77	0.67	2.22	2.23
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.35)	(0.19)	(0.17)	(0.16)
Net realized gains	(1.74)	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)
Total distributions to shareholders	(1.92)	(1.79)	(0.79)	(1.04)	(0.76)	(0.37)
Net asset value, end of period	$22.76	$23.55	$18.78	$17.80	$18.17	$16.71
Total return[2]	4.60%	36.93%	10.08%	4.43%	13.40%	15.24%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%	0.77%	0.76%	0.75%	0.77%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.65%	0.89%	1.37%	1.50%	1.42%	1.60%
Supplemental data
Portfolio turnover rate	17%	36%	50%	63%	73%	60%
Net assets, end of period (000s omitted)	$52,767	$51,271	$50,655	$58,808	$94,058	$94,294

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined U.S. Core Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.22	$18.54	$17.57	$17.98	$16.55	$14.72
Net investment income	0.11 [1]	0.23 [1]	0.29 [1]	0.30 [1]	0.28	0.27 [1]
Net realized and unrealized gains (losses) on investments	1.03	6.29	1.51	0.40	1.95	1.98
Total from investment operations	1.14	6.52	1.80	0.70	2.23	2.25
Distributions to shareholders from
Net investment income	(0.23)	(0.40)	(0.39)	(0.26)	(0.21)	(0.21)
Net realized gains	(1.74)	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)
Total distributions to shareholders	(1.97)	(1.84)	(0.83)	(1.11)	(0.80)	(0.42)
Net asset value, end of period	$22.39	$23.22	$18.54	$17.57	$17.98	$16.55
Total return[2]	4.71%	37.26%	10.39%	4.69%	13.65%	15.51%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.52%	0.51%	0.50%	0.52%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	0.91%	1.14%	1.67%	1.77%	1.67%	1.76%
Supplemental data
Portfolio turnover rate	17%	36%	50%	63%	73%	60%
Net assets, end of period (000s omitted)	$161,860	$163,217	$146,707	$285,616	$411,988	$353,573

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined U.S. Core Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

Allspring Disciplined U.S. Core Fund  |  25

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $558,256,899 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$514,880,278
Gross unrealized losses	(2,915,468)
Net unrealized gains	$511,964,810
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

26  |  Allspring Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 99,039,062	$0	$0	$ 99,039,062
Consumer discretionary	120,446,526	0	0	120,446,526
Consumer staples	64,521,497	0	0	64,521,497
Energy	35,234,736	0	0	35,234,736
Financials	123,603,085	0	0	123,603,085
Health care	142,974,246	0	0	142,974,246
Industrials	82,703,899	0	0	82,703,899
Information technology	305,584,939	0	0	305,584,939
Materials	23,259,086	0	0	23,259,086
Real estate	31,061,515	0	0	31,061,515
Utilities	26,498,675	0	0	26,498,675
Short-term investments
Investment companies	15,941,562	0	0	15,941,562
Total assets	$1,070,868,828	$0	$0	$1,070,868,828
Liabilities
Futures contracts	$ 647,119	$0	$0	$ 647,119
Total liabilities	$ 647,119	$0	$0	$ 647,119
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment

Allspring Disciplined U.S. Core Fund  |  27

Notes to financial statements (unaudited)
objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

28  |  Allspring Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.87%
Class C	1.62
Class R	1.12
Class R6	0.43
Administrator Class	0.74
Institutional Class	0.48
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2022, Allspring Funds Distributor received $5,297 from the sale of Class A shares and $27 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $180,841,532 and $259,046,231, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund did not have any securities on loan.
7. DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2022, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $19,254,416 in long futures contracts during the six months ended January 31, 2022.

Allspring Disciplined U.S. Core Fund  |  29

Notes to financial statements (unaudited)
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2022, there were no borrowings by the Fund under the agreement.
9. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

30  |  Allspring Disciplined U.S. Core Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Disciplined U.S. Core Fund  |  31

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32  |  Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Disciplined U.S. Core Fund  |  33

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34  |  Allspring Disciplined U.S. Core Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00707 03-22
SA203/SAR203 01-22

Semi-Annual Report
January 31, 2022
Allspring Endeavor Select Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Endeavor Select Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Endeavor Select Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Endeavor Select Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Endeavor Select Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Endeavor Select Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information
Notice to Shareholders
At a meeting held February 23-24, 2022, the Board of Trustees of the Allspring Funds approved changing the name of the Fund from Allspring Endeavor Select Fund to Allspring Discovery Large Cap Growth Fund to be effective on or about May 2, 2022. There will be no change to the Fund’s investment process because of the name change.

Allspring Endeavor Select Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA®‡, Christopher J. Warner, CFA®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STAEX)	12-29-2000	0.80	19.98	15.63	6.92	21.39	16.32	1.25	1.03
Class C (WECCX)	12-29-2000	5.05	20.45	15.42	6.05	20.45	15.42	2.00	1.78
Class R6 (WECRX)[3]	9-20-2019	–	–	–	7.45	21.92	16.81	0.82	0.60
Administrator Class (WECDX)	4-8-2005	–	–	–	7.07	21.62	16.56	1.17	0.94
Institutional Class (WFCIX)	4-8-2005	–	–	–	7.38	21.84	16.77	0.92	0.70
Russell 1000® Growth Index[4]	–	–	–	–	17.52	22.28	18.03	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.03% for Class A, 1.78% for Class C, 0.60% for Class R6, 0.94% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, focused portfolio risk, and smaller - company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Endeavor Select Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
Microsoft Corporation	9.64
Amazon.com Incorporated	8.41
Alphabet Incorporated Class A	7.01
Visa Incorporated Class A	4.65
The Home Depot Incorporated	3.79
ServiceNow Incorporated	3.31
The Sherwin-Williams Company	2.93
UnitedHealth Group Incorporated	2.87
Intercontinental Exchange Incorporated	2.59
Waste Connections Incorporated	2.57
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Endeavor Select Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 921.46	$4.94	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.19	1.02%
Class C
Actual	$1,000.00	$ 916.93	$8.60	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.23	$9.05	1.78%
Class R6
Actual	$1,000.00	$ 923.59	$2.91	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$ 921.60	$4.55	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79	0.94%
Institutional Class
Actual	$1,000.00	$ 923.32	$3.39	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Endeavor Select Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 96.06%
Communication services: 14.26%
Entertainment: 4.16%
Netflix Incorporated †	10,000	$ 4,271,400
Spotify Technology †	34,400	6,751,344
		11,022,744
Interactive media & services: 10.10%
Alphabet Incorporated Class A †	6,857	18,555,522
Alphabet Incorporated Class C †	905	2,456,143
Match Group Incorporated †	50,786	5,723,582
		26,735,247
Consumer discretionary: 19.71%
Auto components: 1.43%
Aptiv plc †	27,650	3,776,437
Automobiles: 1.47%
Ferrari NV	16,900	3,903,224
Hotels, restaurants & leisure: 2.24%
Chipotle Mexican Grill Incorporated †	4,000	5,942,320
Internet & direct marketing retail: 10.78%
Amazon.com Incorporated †	7,438	22,250,554
MercadoLibre Incorporated †	5,550	6,282,933
		28,533,487
Specialty retail: 3.79%
The Home Depot Incorporated	27,316	10,024,426
Financials: 6.12%
Capital markets: 6.12%
Intercontinental Exchange Incorporated	54,090	6,851,039
MarketAxess Holdings Incorporated	11,200	3,858,176
S&P Global Incorporated	13,241	5,497,928
		16,207,143
Health care: 9.65%
Health care equipment & supplies: 6.78%
DexCom Incorporated †	13,450	5,789,956
Edwards Lifesciences Corporation †	51,950	5,672,940
Intuitive Surgical Incorporated †	22,850	6,493,513
		17,956,409
Health care providers & services: 2.87%
UnitedHealth Group Incorporated	16,047	7,583,331
Industrials: 4.90%
Commercial services & supplies: 2.57%
Waste Connections Incorporated	54,640	6,813,608
The accompanying notes are an integral part of these financial statements.

Allspring Endeavor Select Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Road & rail: 2.33%
Union Pacific Corporation	25,200	$ 6,162,660
Information technology: 38.49%
Communications equipment: 1.91%
Motorola Solutions Incorporated	21,800	5,056,292
IT services: 12.74%
Fiserv Incorporated †	43,594	4,607,886
MongoDB Incorporated †	14,600	5,914,606
PayPal Holdings Incorporated †	34,700	5,966,318
Square Incorporated Class A †	40,300	4,928,287
Visa Incorporated Class A	54,428	12,309,981
		33,727,078
Software: 23.84%
Atlassian Corporation plc Class A †	15,500	5,027,270
Autodesk Incorporated †	18,700	4,671,073
Bill.com Holdings Incorporated †	22,200	4,178,262
Cadence Design Systems Incorporated †	43,000	6,542,020
Crowdstrike Holdings Incorporated Class A †	29,500	5,328,880
Microsoft Corporation	82,034	25,510,933
ServiceNow Incorporated †	14,980	8,774,984
Unity Software Incorporated †	29,516	3,103,607
		63,137,029
Materials: 2.93%
Chemicals: 2.93%
The Sherwin-Williams Company	27,050	7,750,096
Total Common stocks (Cost $117,493,257)		254,331,531

		Yield
Short-term investments: 4.21%
Investment companies: 4.21%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	11,154,224	11,154,224
Total Short-term investments (Cost $11,154,224)				11,154,224
Total investments in securities (Cost $128,647,481)	100.27%			265,485,755
Other assets and liabilities, net	(0.27)			(707,066)
Total net assets	100.00%			$264,778,689

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Endeavor Select Fund

Portfolio of investments—January 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$971,857	$46,379,815	$(36,197,448)	$0	$0	$ 11,154,224	11,154,224	$547
Securities Lending Cash Investments LLC	320,350	490,175	(810,525)	0	0	0	0	1 #
				$0	$0	$11,154,224		$548

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Endeavor Select Fund  |  11

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $117,493,257)	$ 254,331,531
Investments in affiliated securities, at value (cost $11,154,224)	11,154,224
Receivable for investments sold	1,081,414
Receivable for Fund shares sold	184,083
Receivable for dividends	8,693
Prepaid expenses and other assets	145,546
Total assets	266,905,491
Liabilities
Payable for investments purchased	1,696,785
Payable for Fund shares redeemed	217,781
Management fee payable	107,455
Administration fees payable	35,763
Distribution fee payable	3,149
Trustees’ fees and expenses payable	583
Accrued expenses and other liabilities	65,286
Total liabilities	2,126,802
Total net assets	$264,778,689
Net assets consist of
Paid-in capital	$ 114,095,649
Total distributable earnings	150,683,040
Total net assets	$264,778,689
Computation of net asset value and offering price per share
Net assets – Class A	$ 127,836,030
Shares outstanding – Class A1	14,152,147
Net asset value per share – Class A	$9.03
Maximum offering price per share – Class A2	$9.58
Net assets – Class C	$ 4,762,145
Shares outstanding – Class C1	1,328,290
Net asset value per share – Class C	$3.59
Net assets – Class R6	$ 41,893,361
Shares outstanding – Class R6[1]	3,725,284
Net asset value per share – Class R6	$11.25
Net assets – Administrator Class	$ 9,274,108
Shares outstanding – Administrator Class[1]	896,810
Net asset value per share – Administrator Class	$10.34
Net assets – Institutional Class	$ 81,013,045
Shares outstanding – Institutional Class[1]	7,227,946
Net asset value per share – Institutional Class	$11.21
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Endeavor Select Fund

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $7,649)	$ 564,741
Income from affiliated securities	568
Total investment income	565,309
Expenses
Management fee	1,046,061
Administration fees
Class A	151,049
Class C	5,963
Class R6	6,442
Administrator Class	7,034
Institutional Class	62,122
Shareholder servicing fees
Class A	179,820
Class C	7,099
Administrator Class	13,496
Distribution fee
Class C	21,296
Custody and accounting fees	9,148
Professional fees	25,087
Registration fees	50,013
Shareholder report expenses	26,019
Trustees’ fees and expenses	9,662
Other fees and expenses	6,844
Total expenses	1,627,155
Less: Fee waivers and/or expense reimbursements
Fund-level	(319,994)
Class A	(5,418)
Administrator Class	(570)
Net expenses	1,301,173
Net investment loss	(735,864)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	27,784,104
Net change in unrealized gains (losses) on investments	(48,092,809)
Net realized and unrealized gains (losses) on investments	(20,308,705)
Net decrease in net assets resulting from operations	$(21,044,569)
The accompanying notes are an integral part of these financial statements.

Allspring Endeavor Select Fund  |  13

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment loss		$ (735,864)		$ (981,684)
Net realized gains on investments		27,784,104		38,305,108
Net change in unrealized gains (losses) on investments		(48,092,809)		41,309,796
Net increase (decrease) in net assets resulting from operations		(21,044,569)		78,633,220
Distributions to shareholders from
Net investment income and net realized gains
Class A		(23,155,875)		(10,518,393)
Class C		(1,745,948)		(883,514)
Class R6		(5,165,574)		(2,734,798)
Administrator Class		(1,537,533)		(764,611)
Institutional Class		(12,444,118)		(6,195,904)
Total distributions to shareholders		(44,049,048)		(21,097,220)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	652,271	7,214,083	910,566	9,439,265
Class C	167,993	754,412	129,367	683,576
Class R6	707,833	8,111,199	569,519	6,909,745
Administrator Class	34,271	451,120	153,640	1,732,301
Institutional Class	462,285	6,080,070	1,122,261	13,663,932
		22,610,884		32,428,819
Reinvestment of distributions
Class A	2,215,143	22,638,765	1,050,716	10,276,004
Class C	430,036	1,745,948	181,793	883,514
Class R6	406,418	5,165,574	232,545	2,730,078
Administrator Class	130,906	1,531,604	69,407	760,704
Institutional Class	974,855	12,351,415	527,036	6,176,862
		43,433,306		20,827,162
Payment for shares redeemed
Class A	(871,233)	(9,689,390)	(2,729,863)	(28,108,562)
Class C	(289,647)	(1,483,510)	(575,614)	(3,110,801)
Class R6	(666,249)	(9,511,190)	(1,784,268)	(21,244,087)
Administrator Class	(105,092)	(1,343,826)	(228,663)	(2,633,373)
Institutional Class	(1,296,040)	(17,745,082)	(2,171,020)	(26,836,883)
		(39,772,998)		(81,933,706)
Net increase (decrease) in net assets resulting from capital share transactions		26,271,192		(28,677,725)
Total increase (decrease) in net assets		(38,822,425)		28,858,275
Net assets
Beginning of period		303,601,114		274,742,839
End of period		$264,778,689		$303,601,114
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Endeavor Select Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.65	$9.62	$8.33	$9.43	$9.09	$8.96
Net investment loss	(0.04) [1]	(0.05) [1]	(0.03) [1]	(0.03) [1]	(0.04) [1]	(0.03) [1]
Net realized and unrealized gains (losses) on investments	(0.65)	2.93	2.08	0.97	2.23	1.49
Total from investment operations	(0.69)	2.88	2.05	0.94	2.19	1.46
Distributions to shareholders from
Net realized gains	(1.93)	(0.85)	(0.76)	(2.04)	(1.85)	(1.33)
Net asset value, end of period	$9.03	$11.65	$9.62	$8.33	$9.43	$9.09
Total return[2]	(7.85)%	31.66%	26.57%	15.37%	27.35%	19.39%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.25%	1.26%	1.30%	1.25%	1.22%
Net expenses	1.02%	1.01%	1.02%	1.20%	1.20%	1.20%
Net investment loss	(0.65)%	(0.50)%	(0.30)%	(0.35)%	(0.49)%	(0.33)%
Supplemental data
Portfolio turnover rate	13%	21%	16%	20%	36%	59%
Net assets, end of period (000s omitted)	$127,836	$141,657	$124,271	$17,940	$16,301	$12,953

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Endeavor Select Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$5.76	$5.18	$4.86	$6.46	$6.80	$7.09
Net investment loss	(0.04) [1]	(0.07) [1]	(0.05) [1]	(0.06) [1]	(0.08) [1]	(0.07) [1]
Net realized and unrealized gains (losses) on investments	(0.20)	1.50	1.13	0.50	1.59	1.11
Total from investment operations	(0.24)	1.43	1.08	0.44	1.51	1.04
Distributions to shareholders from
Net realized gains	(1.93)	(0.85)	(0.76)	(2.04)	(1.85)	(1.33)
Net asset value, end of period	$3.59	$5.76	$5.18	$4.86	$6.46	$6.80
Total return[2]	(8.05)%	30.71%	25.48%	14.51%	26.43%	18.46%
Ratios to average net assets (annualized)
Gross expenses	1.99%	2.00%	2.01%	2.05%	2.00%	1.97%
Net expenses	1.78%	1.78%	1.79%	1.95%	1.95%	1.95%
Net investment loss	(1.40)%	(1.26)%	(1.06)%	(1.12)%	(1.22)%	(1.08)%
Supplemental data
Portfolio turnover rate	13%	21%	16%	20%	36%	59%
Net assets, end of period (000s omitted)	$4,762	$5,876	$6,651	$2,116	$3,792	$3,676

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Endeavor Select Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2022 (unaudited)	2021	2020 [1]
Net asset value, beginning of period	$14.03	$11.37	$9.63
Net investment income (loss)	(0.02)	(0.01) [2]	0.01
Net realized and unrealized gains (losses) on investments	(0.83)	3.52	2.49
Total from investment operations	(0.85)	3.51	2.50
Distributions to shareholders from
Net realized gains	(1.93)	(0.85)	(0.76)
Net asset value, end of period	$11.25	$14.03	$11.37
Total return[3]	(7.64)%	32.36%	27.68%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.82%
Net expenses	0.60%	0.60%	0.60%
Net investment income (loss)	(0.22)%	(0.09)%	0.11%
Supplemental data
Portfolio turnover rate	13%	21%	16%
Net assets, end of period (000s omitted)	$41,893	$45,970	$48,435

[1]	For the period from September 20, 2019 (commencement of class operations) to July 31, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Endeavor Select Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.07	$10.66	$9.15	$10.12	$9.62	$9.38
Net investment loss	(0.04) [1]	(0.05) [1]	(0.02) [1]	(0.01) [1]	(0.03) [1]	(0.01) [1]
Net realized and unrealized gains (losses) on investments	(0.76)	3.31	2.29	1.08	2.38	1.58
Total from investment operations	(0.80)	3.26	2.27	1.07	2.35	1.57
Distributions to shareholders from
Net realized gains	(1.93)	(0.85)	(0.76)	(2.04)	(1.85)	(1.33)
Net asset value, end of period	$10.34	$13.07	$10.66	$9.15	$10.12	$9.62
Total return[2]	(7.84)%	32.15%	26.59%	15.63%	27.55%	19.71%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.18%	1.21%	1.16%	1.14%
Net expenses	0.94%	0.94%	0.94%	1.00%	1.00%	1.00%
Net investment loss	(0.56)%	(0.43)%	(0.21)%	(0.16)%	(0.28)%	(0.12)%
Supplemental data
Portfolio turnover rate	13%	21%	16%	20%	36%	59%
Net assets, end of period (000s omitted)	$9,274	$10,934	$8,979	$2,590	$3,068	$3,695

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Endeavor Select Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.99	$11.36	$9.68	$10.57	$9.95	$9.65
Net investment income (loss)	(0.02)	(0.02) [1]	0.01 [1]	0.00 [1,2]	(0.01) [1]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	(0.83)	3.50	2.43	1.15	2.49	1.64
Total from investment operations	(0.85)	3.48	2.44	1.15	2.48	1.64
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	(0.01)
Net realized gains	(1.93)	(0.85)	(0.76)	(2.04)	(1.85)	(1.33)
Total distributions to shareholders	(1.93)	(0.85)	(0.76)	(2.04)	(1.86)	(1.34)
Net asset value, end of period	$11.21	$13.99	$11.36	$9.68	$10.57	$9.95
Total return[3]	(7.67)%	32.11%	26.91%	15.76%	28.01%	19.87%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.93%	0.97%	0.92%	0.89%
Net expenses	0.70%	0.70%	0.72%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.32)%	(0.19)%	0.07%	0.05%	(0.08)%	0.05%
Supplemental data
Portfolio turnover rate	13%	21%	16%	20%	36%	59%
Net assets, end of period (000s omitted)	$81,013	$99,164	$86,407	$107,670	$131,655	$144,199

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Endeavor Select Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Endeavor Select Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

20  |  Allspring Endeavor Select Fund

Notes to financial statements (unaudited)
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $128,004,428 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$149,042,254
Gross unrealized losses	(11,560,927)
Net unrealized gains	$137,481,327
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Endeavor Select Fund  |  21

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 37,757,991	$0	$0	$ 37,757,991
Consumer discretionary	52,179,894	0	0	52,179,894
Financials	16,207,143	0	0	16,207,143
Health care	25,539,740	0	0	25,539,740
Industrials	12,976,268	0	0	12,976,268
Information technology	101,920,399	0	0	101,920,399
Materials	7,750,096	0	0	7,750,096
Short-term investments
Investment companies	11,154,224	0	0	11,154,224
Total assets	$265,485,755	$0	$0	$265,485,755
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

22  |  Allspring Endeavor Select Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

Allspring Endeavor Select Fund  |  23

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.03%
Class C	1.78
Class R6	0.60
Administrator Class	0.94
Institutional Class	0.70
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2022, Allspring Funds Distributor received $2,463 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $37,573,179 and $65,310,432, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

24  |  Allspring Endeavor Select Fund

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Endeavor Select Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Allspring Endeavor Select Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Endeavor Select Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Allspring Endeavor Select Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Endeavor Select Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00708 03-22
SA205/SAR205 01-22

Semi-Annual Report
January 31, 2022
Allspring Growth Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Growth Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Growth Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Growth Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information

Allspring Growth Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA®‡, Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SGRAX)	2-24-2000	-10.61	18.01	14.02	-5.16	19.41	14.70	1.16	1.16
Class C (WGFCX)	12-26-2002	-6.86	18.88	14.01	-5.86	18.88	14.01	1.91	1.91
Class R6 (SGRHX)[3]	9-30-2015	–	–	–	-4.74	19.96	15.21	0.73	0.70
Administrator Class (SGRKX)	8-30-2002	–	–	–	-5.01	19.64	14.93	1.08	0.96
Institutional Class (SGRNX)	2-24-2000	–	–	–	-4.78	19.90	15.17	0.83	0.75
Russell 3000® Growth Index[4]	–	–	–	–	15.13	21.49	17.59	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.16% for Class A, 1.91% for Class C, 0.70% for Class R6, 0.96% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 3000® Growth Index measures the performance of those Russell 3000 ® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller - company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
Microsoft Corporation	9.14
Amazon.com Incorporated	8.85
Alphabet Incorporated Class A	7.99
Apple Incorporated	5.07
MasterCard Incorporated Class A	3.23
Meta Platforms Incorporated Class A	3.06
Monolithic Power Systems Incorporated	2.69
Dynatrace Incorporated	2.65
MarketAxess Holdings Incorporated	2.34
Natera Incorporated	2.23
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 848.01	$5.36	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85	1.15%
Class C
Actual	$1,000.00	$ 844.99	$8.79	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.68	$9.60	1.89%
Class R6
Actual	$1,000.00	$ 850.06	$3.26	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Administrator Class
Actual	$1,000.00	$ 848.90	$4.47	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Institutional Class
Actual	$1,000.00	$ 849.91	$3.50	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Growth Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 99.08%
Communication services: 13.52%
Entertainment: 0.00%
Live Nation Entertainment Incorporated †	942	$ 103,158
Interactive media & services: 13.39%
Alphabet Incorporated Class A †	145,543	393,849,546
Alphabet Incorporated Class C †	13,045	35,403,739
Bumble Incorporated Class A †	710,362	20,962,783
Meta Platforms Incorporated Class A †	482,334	151,095,949
ZoomInfo Technologies Incorporated †	1,117,648	59,078,873
		660,390,890
Media: 0.13%
Magnite Incorporated †	462,650	6,278,161
Consumer discretionary: 17.84%
Hotels, restaurants & leisure: 2.62%
Airbnb Incorporated Class A †	128,000	19,708,160
Chipotle Mexican Grill Incorporated †	24,038	35,710,372
Papa John's International Incorporated	444,328	54,852,292
Planet Fitness Incorporated Class A †	114,176	10,120,561
Wingstop Incorporated	55,798	8,551,044
		128,942,429
Internet & direct marketing retail: 9.31%
Amazon.com Incorporated †	145,921	436,518,294
CarParts.com Incorporated †	1,115,146	10,259,343
Fiverr International Limited †	144,752	12,348,793
		459,126,430
Specialty retail: 5.62%
Five Below Incorporated †	339,669	55,705,716
Floor & Decor Holdings Incorporated Class A †	589,501	64,090,549
Leslie's Incorporated †	2,479,114	51,639,945
Petco Health & Wellness Company †	4,742,538	88,922,588
Ulta Beauty Incorporated †	46,512	16,918,275
		277,277,073
Textiles, apparel & luxury goods: 0.29%
lululemon athletica Incorporated †	38,139	12,729,273
On Holding AG Class A †«	57,454	1,515,062
		14,244,335
Consumer staples: 0.17%
Personal products: 0.17%
The Estee Lauder Companies Incorporated Class A	27,364	8,531,822
Financials: 5.23%
Capital markets: 5.23%
Intercontinental Exchange Incorporated	51,875	6,570,488
LPL Financial Holdings Incorporated	135,898	23,417,943
MarketAxess Holdings Incorporated	334,701	115,297,800
The accompanying notes are an integral part of these financial statements.

Allspring Growth Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
The Charles Schwab Corporation	70,897	$ 6,217,667
Tradeweb Markets Incorporated Class A	1,252,891	106,207,570
		257,711,468
Health care: 14.18%
Biotechnology: 5.12%
Biohaven Pharmaceutical Holding Company †	762,092	101,259,164
Horizon Therapeutics plc †	302,767	28,257,244
Natera Incorporated †	1,556,759	109,985,023
Seagen Incorporated †	95,170	12,801,317
		252,302,748
Health care equipment & supplies: 4.85%
Boston Scientific Corporation †	1,187,953	50,963,184
Edwards Lifesciences Corporation †	641,889	70,094,279
Figs Incorporated Class A †«	1,704,826	38,324,488
Insulet Corporation †	129,431	32,098,888
Outset Medical Incorporated †	1,287,160	47,869,480
		239,350,319
Health care technology: 0.82%
Veeva Systems Incorporated Class A †	170,804	40,401,978
Life sciences tools & services: 2.08%
Bio-Techne Corporation	81,130	30,538,143
Codexis Incorporated †	285,903	5,861,012
Repligen Corporation †	333,893	66,224,338
		102,623,493
Pharmaceuticals: 1.31%
Catalent Incorporated †	407,343	42,335,158
Zoetis Incorporated	110,103	21,997,478
		64,332,636
Industrials: 5.90%
Building products: 0.61%
Johnson Controls International plc	114,529	8,322,822
The AZEK Company Incorporated †	658,938	21,764,722
		30,087,544
Commercial services & supplies: 2.16%
ACV Auctions Incorporated Class A †	708,824	9,399,003
Casella Waste Systems Incorporated Class A †	374,267	28,436,807
Copart Incorporated †	530,838	68,610,812
		106,446,622
Electrical equipment: 1.60%
Generac Holdings Incorporated †	197,435	55,751,695
Regal-Beloit Corporation	66,894	10,601,361
Shoals Technologies Group Class A †	740,814	12,490,124
		78,843,180
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Growth Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Professional services: 0.20%
Legalzoom.com Incorporated †«	622,757	$ 9,889,381
Road & rail: 1.33%
Norfolk Southern Corporation	240,468	65,404,891
Information technology: 40.50%
IT services: 6.95%
DigitalOcean Holdings Incorporated †	315,225	18,075,002
MasterCard Incorporated Class A	411,637	159,048,304
MongoDB Incorporated †	192,348	77,922,098
PayPal Holdings Incorporated †	185,896	31,962,958
Thoughtworks Holding Incorporated †	1,151,081	24,656,155
Toast Incorporated Class A †«	218,598	5,001,522
Twilio Incorporated Class A †	65,285	13,456,544
Visa Incorporated Class A	54,843	12,403,841
		342,526,424
Semiconductors & semiconductor equipment: 7.21%
Allegro MicroSystems Incorporated †	2,121,126	60,197,556
Enphase Energy Incorporated †	90,051	12,649,464
Microchip Technology Incorporated	1,240,552	96,117,969
Monolithic Power Systems Incorporated	329,060	132,588,146
NVIDIA Corporation	194,840	47,708,522
Qualcomm Incorporated	36,471	6,410,143
		355,671,800
Software: 21.27%
Avalara Incorporated †	626,735	68,702,691
Crowdstrike Holdings Incorporated Class A †	109,202	19,726,249
Dynatrace Incorporated †	2,378,687	130,494,769
Freshworks Incorporated Class A †«	616,143	13,401,110
Jamf Holding Corporation †	1,238,109	40,931,884
Microsoft Corporation	1,448,492	450,452,042
Nutanix Incorporated Class A †	652,904	17,850,395
Olo Incorporated Class A †	1,768,709	31,040,843
Paycor HCM Incorporated †	1,160,274	30,097,508
Procore Technologies Incorporated †	299,751	18,752,423
Rapid7 Incorporated †	1,034,868	99,688,834
Salesforce.com Incorporated †	33,393	7,768,214
ServiceNow Incorporated †	72,688	42,579,177
The Trade Desk Incorporated †	106,050	7,374,717
Unity Software Incorporated †	328,847	34,578,262
Workiva Incorporated †	216,175	25,569,179
Zendesk Incorporated †	100,034	9,854,349
		1,048,862,646
Technology hardware, storage & peripherals: 5.07%
Apple Incorporated	1,431,560	250,208,057
Materials: 1.74%
Chemicals: 1.74%
Linde plc	269,817	85,985,282
Total Common stocks (Cost $2,367,234,440)		4,885,542,767

The accompanying notes are an integral part of these financial statements.

Allspring Growth Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.84%
Investment companies: 1.84%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	27,956,747	$ 27,956,747
Securities Lending Cash Investments LLC ♠∩∞		0.07	62,852,902	62,852,902
Total Short-term investments (Cost $90,809,649)				90,809,649
Total investments in securities (Cost $2,458,044,089)	100.92%			4,976,352,416
Other assets and liabilities, net	(0.92)			(45,262,036)
Total net assets	100.00%			$4,931,090,380

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,495,141	$485,494,998	$(480,033,392)	$0	$0	$ 27,956,747	27,956,747	$ 3,198
Securities Lending Cash Investments LLC	46,765,061	248,858,842	(232,771,001)	0	0	62,852,902	62,852,902	11,111 #
				$0	$0	$90,809,649		$14,309

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Growth Fund

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $61,318,358 of securities loaned), at value (cost $2,367,234,440)	$ 4,885,542,767
Investments in affiliated securities, at value (cost $90,809,649)	90,809,649
Receivable for investments sold	43,536,496
Receivable for Fund shares sold	2,291,571
Receivable for dividends	256,260
Receivable for securities lending income, net	26,751
Prepaid expenses and other assets	39,909
Total assets	5,022,503,403
Liabilities
Payable upon receipt of securities loaned	62,852,402
Payable for investments purchased	11,115,585
Overdraft due to custodian bank	7,039,197
Payable for Fund shares redeemed	5,852,147
Management fee payable	2,823,529
Administration fees payable	703,543
Distribution fee payable	18,878
Trustees’ fees and expenses payable	1,332
Accrued expenses and other liabilities	1,006,410
Total liabilities	91,413,023
Total net assets	$4,931,090,380
Net assets consist of
Paid-in capital	$ 2,284,494,033
Total distributable earnings	2,646,596,347
Total net assets	$4,931,090,380
Computation of net asset value and offering price per share
Net assets – Class A	$ 2,450,481,549
Shares outstanding – Class A1	76,169,640
Net asset value per share – Class A	$32.17
Maximum offering price per share – Class A2	$34.13
Net assets – Class C	$ 28,212,051
Shares outstanding – Class C1	1,573,796
Net asset value per share – Class C	$17.93
Net assets – Class R6	$ 420,945,752
Shares outstanding – Class R6[1]	8,797,581
Net asset value per share – Class R6	$47.85
Net assets – Administrator Class	$ 503,366,067
Shares outstanding – Administrator Class[1]	12,216,710
Net asset value per share – Administrator Class	$41.20
Net assets – Institutional Class	$ 1,528,084,961
Shares outstanding – Institutional Class[1]	32,131,744
Net asset value per share – Institutional Class	$47.56
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Growth Fund  |  13

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends	$ 6,780,310
Income from affiliated securities	220,371
Total investment income	7,000,681
Expenses
Management fee	20,518,466
Administration fees
Class A	3,113,049
Class C	39,374
Class R6	75,596
Administrator Class	400,994
Institutional Class	1,207,849
Shareholder servicing fees
Class A	3,706,011
Class C	46,303
Administrator Class	769,880
Distribution fee
Class C	138,893
Custody and accounting fees	73,757
Professional fees	24,744
Registration fees	53,487
Shareholder report expenses	54,188
Trustees’ fees and expenses	9,662
Other fees and expenses	34,807
Total expenses	30,267,060
Less: Fee waivers and/or expense reimbursements
Fund-level	(560,229)
Class A	(116,165)
Class C	(1)
Class R6	(30,941)
Administrator Class	(175,809)
Institutional Class	(345,829)
Net expenses	29,038,086
Net investment loss	(22,037,405)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	433,656,913
Net change in unrealized gains (losses) on investments	(1,304,615,069)
Net realized and unrealized gains (losses) on investments	(870,958,156)
Net decrease in net assets resulting from operations	$ (892,995,561)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Growth Fund

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment loss		$ (22,037,405)		$ (38,092,952)
Payment from affiliate		0		2,016,641
Net realized gains on investments		433,656,913		1,014,295,332
Net change in unrealized gains (losses) on investments		(1,304,615,069)		757,318,098
Net increase (decrease) in net assets resulting from operations		(892,995,561)		1,735,537,119
Distributions to shareholders from
Net investment income and net realized gains
Class A		(569,285,399)		(358,619,034)
Class C		(10,976,765)		(7,818,137)
Class R6		(69,584,122)		(42,602,746)
Administrator Class		(96,628,241)		(66,234,491)
Institutional Class		(256,416,897)		(166,987,346)
Total distributions to shareholders		(1,002,891,424)		(642,261,754)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	993,662	39,783,128	4,159,750	181,613,411
Class C	95,842	2,284,622	248,087	7,153,866
Class R6	410,211	24,776,569	2,633,504	157,076,681
Administrator Class	442,977	22,793,941	1,768,270	92,055,009
Institutional Class	1,628,545	94,726,973	5,133,176	306,552,959
		184,365,233		744,451,926
Reinvestment of distributions
Class A	14,811,926	547,893,129	8,547,067	345,130,553
Class C	485,764	10,021,324	276,129	7,240,102
Class R6	1,149,664	63,197,038	712,832	39,868,693
Administrator Class	2,018,217	95,582,762	1,326,828	65,545,322
Institutional Class	4,557,462	249,019,631	2,893,642	161,089,029
		965,713,884		618,873,699
Payment for shares redeemed
Class A	(5,136,684)	(212,303,203)	(8,500,042)	(369,809,329)
Class C	(356,670)	(8,743,803)	(3,352,942)	(102,896,097)
Class R6	(690,377)	(42,017,567)	(2,784,658)	(162,067,725)
Administrator Class	(1,457,877)	(73,724,137)	(3,627,405)	(192,491,936)
Institutional Class	(4,117,189)	(242,394,549)	(8,323,049)	(489,126,072)
		(579,183,259)		(1,316,391,159)
Net increase in net assets resulting from capital share transactions		570,895,858		46,934,466
Total increase (decrease) in net assets		(1,324,991,127)		1,140,209,831
Net assets
Beginning of period		6,256,081,507		5,115,871,676
End of period		$ 4,931,090,380		$ 6,256,081,507
The accompanying notes are an integral part of these financial statements.

Allspring Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$47.16	$39.86	$35.56	$38.67	$40.38	$42.28
Net investment loss	(0.20) [1]	(0.32)	(0.19)	(0.13)	(0.12)	(0.19) [1]
Payment from affiliate	0.00	0.00 [2]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(5.80)	13.52	8.77	3.73	9.49	5.61
Total from investment operations	(6.00)	13.20	8.58	3.60	9.37	5.42
Distributions to shareholders from
Net realized gains	(8.99)	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)
Net asset value, end of period	$32.17	$47.16	$39.86	$35.56	$38.67	$40.38
Total return[3]	(15.20)%	35.61% [4]	27.08%	13.55%	27.66%	15.95%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.16%	1.17%	1.18%	1.18%	1.17%
Net expenses	1.15%	1.14%	1.14%	1.16%	1.16%	1.16%
Net investment loss	(0.91)%	(0.83)%	(0.59)%	(0.45)%	(0.45)%	(0.49)%
Supplemental data
Portfolio turnover rate	23%	36%	37%	39%	37%	42%
Net assets, end of period (000s omitted)	$2,450,482	$3,088,763	$2,443,132	$2,116,542	$2,142,855	$1,950,551

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 0.01% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$30.47	$27.32	$25.87	$30.33	$34.05	$37.07
Net investment loss	(0.22) [1]	(0.45) [1]	(0.32) [1]	(0.31) [1]	(0.33)	(0.41) [1]
Payment from affiliate	0.00	1.32	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(3.33)	8.18	6.05	2.56	7.69	4.71
Total from investment operations	(3.55)	9.05	5.73	2.25	7.36	4.30
Distributions to shareholders from
Net realized gains	(8.99)	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)
Net asset value, end of period	$17.93	$30.47	$27.32	$25.87	$30.33	$34.05
Total return[2]	(15.50)%	36.64% [3]	26.11%	12.68%	26.73%	15.05%
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.91%	1.92%	1.93%	1.93%	1.92%
Net expenses	1.89%	1.91%	1.91%	1.91%	1.91%	1.91%
Net investment loss	(1.65)%	(1.57)%	(1.35)%	(1.19)%	(1.19)%	(1.23)%
Supplemental data
Portfolio turnover rate	23%	36%	37%	39%	37%	42%
Net assets, end of period (000s omitted)	$28,212	$41,094	$114,123	$156,056	$185,346	$205,607

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 5.92% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Allspring Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$65.50	$53.17	$45.84	$47.53	$47.13	$47.90
Net investment income (loss)	(0.14) [1]	(0.23)	(0.07)	0.00 [1,2]	(0.01) [1]	(0.02) [1]
Net realized and unrealized gains (losses) on investments	(8.52)	18.46	11.68	5.02	11.49	6.57
Total from investment operations	(8.66)	18.23	11.61	5.02	11.48	6.55
Distributions to shareholders from
Net realized gains	(8.99)	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)
Net asset value, end of period	$47.85	$65.50	$53.17	$45.84	$47.53	$47.13
Total return[3]	(14.99)%	36.19%	27.65%	14.06%	28.26%	16.49%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.73%	0.74%	0.75%	0.75%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.47)%	(0.40)%	(0.15)%	0.00%	(0.02)%	(0.05)%
Supplemental data
Portfolio turnover rate	23%	36%	37%	39%	37%	42%
Net assets, end of period (000s omitted)	$420,946	$519,293	$391,705	$337,260	$242,838	$49,454

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$57.75	$47.60	$41.58	$43.89	$44.40	$45.66
Net investment loss	(0.20) [1]	(0.29)	(0.16) [1]	(0.10) [1]	(0.11) [1]	(0.11) [1]
Net realized and unrealized gains (losses) on investments	(7.36)	16.34	10.46	4.50	10.68	6.17
Total from investment operations	(7.56)	16.05	10.30	4.40	10.57	6.06
Distributions to shareholders from
Net realized gains	(8.99)	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)
Net asset value, end of period	$41.20	$57.75	$47.60	$41.58	$43.89	$44.40
Total return[2]	(15.11)%	35.82%	27.31%	13.78%	27.90%	16.20%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.08%	1.09%	1.10%	1.10%	1.09%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.73)%	(0.65)%	(0.40)%	(0.25)%	(0.24)%	(0.27)%
Supplemental data
Portfolio turnover rate	23%	36%	37%	39%	37%	42%
Net assets, end of period (000s omitted)	$503,366	$647,618	$559,109	$561,900	$564,391	$637,987

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Growth Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$65.17	$52.96	$45.70	$47.43	$47.07	$47.87
Net investment loss	(0.16) [1]	(0.26) [1]	(0.09) [1]	(0.01) [1]	(0.02) [1]	(0.04) [1]
Net realized and unrealized gains (losses) on investments	(8.46)	18.37	11.63	4.99	11.46	6.56
Total from investment operations	(8.62)	18.11	11.54	4.98	11.44	6.52
Distributions to shareholders from
Net realized gains	(8.99)	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)
Net asset value, end of period	$47.56	$65.17	$52.96	$45.70	$47.43	$47.07
Total return[2]	(15.01)%	36.10%	27.58%	14.00%	28.21%	16.44%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.84%	0.85%	0.85%	0.84%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.52)%	(0.44)%	(0.20)%	(0.03)%	(0.03)%	(0.08)%
Supplemental data
Portfolio turnover rate	23%	36%	37%	39%	37%	42%
Net assets, end of period (000s omitted)	$1,528,085	$1,959,313	$1,607,803	$1,503,753	$1,614,575	$1,655,724

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Growth Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

Allspring Growth Fund  |  21

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $2,471,960,406 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,685,271,060
Gross unrealized losses	(180,879,050)
Net unrealized gains	$2,504,392,010
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Allspring Growth Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 666,772,209	$0	$0	$ 666,772,209
Consumer discretionary	879,590,267	0	0	879,590,267
Consumer staples	8,531,822	0	0	8,531,822
Financials	257,711,468	0	0	257,711,468
Health care	699,011,174	0	0	699,011,174
Industrials	290,671,618	0	0	290,671,618
Information technology	1,997,268,927	0	0	1,997,268,927
Materials	85,985,282	0	0	85,985,282
Short-term investments
Investment companies	90,809,649	0	0	90,809,649
Total assets	$4,976,352,416	$0	$0	$4,976,352,416
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments

Allspring Growth Fund  |  23

Notes to financial statements (unaudited)
Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.16%
Class C	1.91
Class R6	0.70
Administrator Class	0.96
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2022, Allspring Funds Distributor received $6,084 from the sale of Class A shares and $2,006 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.

24  |  Allspring Growth Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Other transactions
On August 14, 2020, Class A and Class C of the Fund were reimbursed by Allspring Funds Management in the amount of $234,729 and $1,781,912, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $1,366,047,130 and $1,835,439,896, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 3,952,240	$ (3,952,240)	$0
Barclays Capital Incorporated	2,459,533	(2,459,533)	0
BNP Paribas Securities Corporation	8,596,672	(8,596,672)	0
Citigroup Global Markets Incorporated	2,861,473	(2,861,473)	0
Credit Suisse Securities (USA) LLC	1,329,800	(1,329,800)	0
JPMorgan Securities LLC	17,767,993	(17,767,993)	0
Morgan Stanley & Co. LLC	12,545,305	(12,545,305)	0
National Financial Services LLC	11,805,342	(11,805,342)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2022, there were no borrowings by the Fund under the agreement.

Allspring Growth Fund  |  25

Notes to financial statements (unaudited)
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Growth Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On October 29, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	46,197,474
Shares voted “Against”	3,542,123
Shares voted “Abstain”	8,123,780
Shares voted “Uninstructed”	1,465,489
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	45,905,417
Shares voted “Against”	3,723,152
Shares voted “Abstain”	8,234,808
Shares voted “Uninstructed”	1,465,489
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Growth Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Growth Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00709 03-22
SA206/SAR206 01-22

Semi-Annual Report
January 31, 2022
Allspring Large Cap Core Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Large Cap Core Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Large Cap Core Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Large Cap Core Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Large Cap Core Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Large Cap Core Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information

Allspring Large Cap Core Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	John R. Campbell, CFA®‡, Vince Fioramonti, CFA®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EGOAX)	12-17-2007	17.60	12.53	13.23	24.74	13.88	13.90	1.23	1.08
Class C (EGOCX)	12-17-2007	22.83	13.03	13.05	23.83	13.03	13.05	1.98	1.83
Class R (EGOHX)[3]	9-30-2015	–	–	–	24.54	13.61	13.63	1.48	1.33
Class R6 (EGORX)[4]	9-30-2015	–	–	–	25.35	14.39	14.75	0.80	0.65
Administrator Class (WFLLX)	7-16-2010	–	–	–	24.91	14.02	14.09	1.15	0.97
Institutional Class (EGOIX)	12-17-2007	–	–	–	25.28	14.34	14.41	0.90	0.67
S&P 500 Index[5]	–	–	–	–	23.29	16.78	15.43	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.08% for Class A, 1.83% for Class C, 1.33% for Class R, 0.65% for Class R6, 0.97% for Administrator Class, and 0.67% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Large Cap Core Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
Apple Incorporated	6.43
Microsoft Corporation	5.50
Alphabet Incorporated Class C	3.75
ConocoPhillips	2.66
Devon Energy Corporation	2.46
Amazon.com Incorporated	2.28
Costco Wholesale Corporation	2.24
Weyerhaeuser Company	2.14
Pfizer Incorporated	2.10
CVS Health Corporation	2.08
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Large Cap Core Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,038.76	$5.50	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class C
Actual	$1,000.00	$1,034.94	$9.39	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.98	$9.30	1.83%
Class R
Actual	$1,000.00	$1,038.35	$6.83	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.77	1.33%
Class R6
Actual	$1,000.00	$1,041.37	$3.34	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,039.83	$4.99	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	$4.94	0.97%
Institutional Class
Actual	$1,000.00	$1,041.00	$3.45	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Large Cap Core Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.89%
Communication services: 6.61%
Entertainment: 1.70%
Activision Blizzard Incorporated	113,109	$ 8,936,742
Interactive media & services: 3.75%
Alphabet Incorporated Class C †	7,278	19,752,275
Media: 1.16%
Discovery Incorporated Class A †«	218,064	6,086,166
Consumer discretionary: 12.68%
Household durables: 3.44%
Lennar Corporation Class A	95,919	9,218,775
PulteGroup Incorporated	168,138	8,859,191
		18,077,966
Internet & direct marketing retail: 2.28%
Amazon.com Incorporated †	4,002	11,971,863
Leisure products: 1.40%
The Brunswick Corporation	81,211	7,373,147
Multiline retail: 1.72%
Target Corporation	41,092	9,057,910
Specialty retail: 3.84%
O'Reilly Automotive Incorporated †	15,521	10,115,812
The Home Depot Incorporated	27,485	10,086,445
		20,202,257
Consumer staples: 2.24%
Food & staples retailing: 2.24%
Costco Wholesale Corporation	23,312	11,775,591
Energy: 6.64%
Oil, gas & consumable fuels: 6.64%
Chevron Corporation	61,095	8,023,606
ConocoPhillips	157,872	13,990,617
Devon Energy Corporation	255,594	12,925,389
		34,939,612
Financials: 13.03%
Banks: 5.72%
Citigroup Incorporated	139,269	9,069,197
Citizens Financial Group Incorporated	196,852	10,131,972
JPMorgan Chase & Company	73,366	10,902,188
		30,103,357
Capital markets: 5.31%
BlackRock Incorporated	11,841	9,744,433
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Core Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
Evercore Partners Incorporated Class A	68,568	$ 8,558,658
The Goldman Sachs Group Incorporated	27,150	9,629,562
		27,932,653
Insurance: 2.00%
Fidelity National Financial Incorporated	209,307	10,538,607
Health care: 16.78%
Biotechnology: 4.61%
AbbVie Incorporated	56,716	7,763,853
Regeneron Pharmaceuticals Incorporated †	12,722	7,742,482
United Therapeutics Corporation †	43,302	8,741,375
		24,247,710
Health care equipment & supplies: 1.29%
Hologic Incorporated †	96,845	6,802,393
Health care providers & services: 5.77%
Anthem Incorporated	23,110	10,191,279
CVS Health Corporation	102,554	10,923,027
Laboratory Corporation of America Holdings †	33,998	9,225,697
		30,340,003
Life sciences tools & services: 1.70%
Danaher Corporation	31,341	8,956,944
Pharmaceuticals: 3.41%
Bristol-Myers Squibb Company	106,585	6,916,301
Pfizer Incorporated	209,556	11,041,506
		17,957,807
Industrials: 7.03%
Building products: 1.72%
Masco Corporation	142,966	9,054,037
Construction & engineering: 1.80%
EMCOR Group Incorporated	79,483	9,475,168
Machinery: 1.49%
Cummins Incorporated	35,554	7,853,168
Road & rail: 2.02%
J.B. Hunt Transport Services Incorporated	55,044	10,598,172
Information technology: 28.22%
Electronic equipment, instruments & components: 3.26%
CDW Corporation of Delaware	47,384	8,957,945
Zebra Technologies Corporation Class A †	16,047	8,169,849
		17,127,794
IT services: 3.35%
Cognizant Technology Solutions Corporation Class A	100,789	8,609,396
MasterCard Incorporated Class A	23,288	8,998,017
		17,607,413
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Large Cap Core Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.65%
Applied Materials Incorporated	72,376	$ 10,000,916
Intel Corporation	138,491	6,761,131
Qorvo Incorporated †	56,200	7,715,136
		24,477,183
Software: 10.53%
Adobe Incorporated †	16,715	8,930,825
Fortinet Incorporated †	29,889	8,884,206
Microsoft Corporation	93,067	28,941,976
Oracle Corporation	106,725	8,661,801
		55,418,808
Technology hardware, storage & peripherals: 6.43%
Apple Incorporated	193,627	33,842,123
Materials: 3.52%
Metals & mining: 3.52%
Nucor Corporation	87,484	8,870,878
Reliance Steel & Aluminum Company	63,240	9,668,131
		18,539,009
Real estate: 2.14%
Equity REITs: 2.14%
Weyerhaeuser Company	277,665	11,225,996
Total Common stocks (Cost $335,718,278)		520,271,874

		Yield
Short-term investments: 2.19%
Investment companies: 2.19%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	5,502,310	5,502,310
Securities Lending Cash Investments LLC ♠∩∞		0.07	6,026,500	6,026,500
Total Short-term investments (Cost $11,528,810)				11,528,810
Total investments in securities (Cost $347,247,088)	101.08%			531,800,684
Other assets and liabilities, net	(1.08)			(5,659,274)
Total net assets	100.00%			$526,141,410

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Core Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,053,285	$31,843,178	$(30,394,153)	$0	$0	$ 5,502,310	5,502,310	$ 628
Securities Lending Cash Investments LLC	6,811,260	10,553,275	(11,338,035)	0	0	6,026,500	6,026,500	1,190 #
				$0	$0	$11,528,810		$1,818

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Large Cap Core Fund

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $5,899,695 of securities loaned), at value (cost $335,718,278)	$ 520,271,874
Investments in affiliated securities, at value (cost $11,528,810)	11,528,810
Receivable for Fund shares sold	845,457
Receivable for dividends	446,627
Prepaid expenses and other assets	45,122
Total assets	533,137,890
Liabilities
Payable upon receipt of securities loaned	6,024,385
Payable for Fund shares redeemed	434,543
Management fee payable	254,459
Administration fees payable	85,643
Distribution fees payable	14,846
Trustees’ fees and expenses payable	194
Accrued expenses and other liabilities	182,410
Total liabilities	6,996,480
Total net assets	$526,141,410
Net assets consist of
Paid-in capital	$ 324,809,094
Total distributable earnings	201,332,316
Total net assets	$526,141,410
Computation of net asset value and offering price per share
Net assets – Class A	$ 367,944,820
Shares outstanding – Class A1	21,525,389
Net asset value per share – Class A	$17.09
Maximum offering price per share – Class A2	$18.13
Net assets – Class C	$ 22,503,052
Shares outstanding – Class C1	1,349,625
Net asset value per share – Class C	$16.67
Net assets – Class R	$ 182,770
Shares outstanding – Class R1	10,595
Net asset value per share – Class R	$17.25
Net assets – Class R6	$ 5,055,425
Shares outstanding – Class R6[1]	293,799
Net asset value per share – Class R6	$17.21
Net assets – Administrator Class	$ 2,031,318
Shares outstanding – Administrator Class[1]	116,161
Net asset value per share – Administrator Class	$17.49
Net assets – Institutional Class	$ 128,424,025
Shares outstanding – Institutional Class[1]	7,453,370
Net asset value per share – Institutional Class	$17.23
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Core Fund  |  13

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends	$ 3,529,343
Income from affiliated securities	12,875
Total investment income	3,542,218
Expenses
Management fee	1,894,520
Administration fees
Class A	392,163
Class C	27,604
Class R	426
Class R6	858
Administrator Class	1,561
Institutional Class	87,404
Shareholder servicing fees
Class A	466,860
Class C	32,714
Class R	508
Administrator Class	2,968
Distribution fees
Class C	98,137
Class R	479
Custody and accounting fees	12,818
Professional fees	25,248
Registration fees	26,721
Shareholder report expenses	27,661
Trustees’ fees and expenses	9,662
Other fees and expenses	10,562
Total expenses	3,118,874
Less: Fee waivers and/or expense reimbursements
Fund-level	(291,124)
Class A	(38,357)
Class R6	(360)
Administrator Class	(466)
Institutional Class	(62,987)
Net expenses	2,725,580
Net investment income	816,638
Realized and unrealized gains (losses) on investments
Net realized gains on investments	31,234,552
Net change in unrealized gains (losses) on investments	(10,971,847)
Net realized and unrealized gains (losses) on investments	20,262,705
Net increase in net assets resulting from operations	$ 21,079,343
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Large Cap Core Fund

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment income		$ 816,638		$ 2,803,936
Net realized gains on investments		31,234,552		68,784,754
Net change in unrealized gains (losses) on investments		(10,971,847)		90,218,551
Net increase in net assets resulting from operations		21,079,343		161,807,241
Distributions to shareholders from
Net investment income and net realized gains
Class A		(47,154,331)		(43,568,141)
Class C		(3,108,743)		(4,062,417)
Class R		(22,264)		(69,596)
Class R6		(746,243)		(942,745)
Administrator Class		(378,532)		(283,218)
Institutional Class		(17,341,089)		(18,363,526)
Total distributions to shareholders		(68,751,202)		(67,289,643)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	620,028	11,341,469	1,347,272	23,128,393
Class C	20,625	364,095	57,119	930,310
Class R	1,615	30,920	5,379	89,355
Class R6	7,416	134,110	22,468	376,280
Administrator Class	57,033	1,154,634	16,251	286,289
Institutional Class	816,597	15,129,503	946,066	15,869,566
		28,154,731		40,680,193
Reinvestment of distributions
Class A	2,550,202	44,759,070	2,687,262	41,377,941
Class C	179,061	3,060,161	259,190	3,893,123
Class R	1,260	22,264	4,276	65,764
Class R6	9,372	166,069	18,442	286,328
Administrator Class	20,990	377,210	17,840	279,907
Institutional Class	894,254	15,863,211	1,082,589	16,825,725
		64,247,985		62,728,788
Payment for shares redeemed
Class A	(1,185,144)	(21,920,968)	(3,617,358)	(60,975,760)
Class C	(390,812)	(7,173,686)	(942,897)	(15,386,123)
Class R	(21,853)	(438,941)	(38,061)	(626,185)
Class R6	(36,482)	(685,064)	(143,020)	(2,452,243)
Administrator Class	(93,970)	(1,699,762)	(42,338)	(720,832)
Institutional Class	(1,240,558)	(22,922,083)	(4,234,725)	(70,438,804)
		(54,840,504)		(150,599,947)
Net increase (decrease) in net assets resulting from capital share transactions		37,562,212		(47,190,966)
Total increase (decrease) in net assets		(10,109,647)		47,326,632
Net assets
Beginning of period		536,251,057		488,924,425
End of period		$526,141,410		$ 536,251,057
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Core Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.77	$15.71	$18.57	$20.82	$18.01	$15.13
Net investment income	0.03	0.08 [1]	0.14	0.25	0.15	0.15
Net realized and unrealized gains (losses) on investments	0.75	5.33	0.51	(0.29)	3.01	2.85
Total from investment operations	0.78	5.41	0.65	(0.04)	3.16	3.00
Distributions to shareholders from
Net investment income	(0.04)	(0.15)	(0.29)	(0.16)	(0.13)	(0.12)
Net realized gains	(2.42)	(2.20)	(3.22)	(2.05)	(0.22)	0.00
Total distributions to shareholders	(2.46)	(2.35)	(3.51)	(2.21)	(0.35)	(0.12)
Net asset value, end of period	$17.09	$18.77	$15.71	$18.57	$20.82	$18.01
Total return[2]	3.88%	37.90%	2.86%	1.10%	17.66%	19.94%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.23%	1.23%	1.19%	1.18%	1.19%
Net expenses	1.07%	1.06%	1.06%	1.08%	1.10%	1.14%
Net investment income	0.23%	0.49%	0.97%	1.42%	0.73%	0.82%
Supplemental data
Portfolio turnover rate	13%	46%	28%	45%	33%	50%
Net assets, end of period (000s omitted)	$367,945	$366,731	$300,373	$341,045	$360,937	$329,974

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Large Cap Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.39	$15.41	$18.22	$20.44	$17.70	$14.87
Net investment income (loss)	(0.05) [1]	(0.04) [1]	0.03	0.13	(0.00) [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.75	5.23	0.47	(0.30)	2.96	2.83
Total from investment operations	0.70	5.19	0.50	(0.17)	2.96	2.83
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.09)	0.00	0.00	0.00
Net realized gains	(2.42)	(2.20)	(3.22)	(2.05)	(0.22)	0.00
Total distributions to shareholders	(2.42)	(2.21)	(3.31)	(2.05)	(0.22)	0.00
Net asset value, end of period	$16.67	$18.39	$15.41	$18.22	$20.44	$17.70
Total return[4]	3.49%	36.87%	2.01%	0.34%	16.78%	19.03%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.98%	1.97%	1.94%	1.93%	1.94%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.85%	1.89%
Net investment income (loss)	(0.51)%	(0.25)%	0.21%	0.67%	(0.02)%	0.07%
Supplemental data
Portfolio turnover rate	13%	46%	28%	45%	33%	50%
Net assets, end of period (000s omitted)	$22,503	$28,335	$33,405	$47,649	$61,529	$60,697

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Core Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.89	$15.70	$18.57	$20.81	$18.04	$15.17
Net investment income	0.00 [1,2]	0.04 [1]	0.11 [1]	0.21	0.12	0.13
Net realized and unrealized gains (losses) on investments	0.78	5.35	0.49	(0.29)	2.99	2.84
Total from investment operations	0.78	5.39	0.60	(0.08)	3.11	2.97
Distributions to shareholders from
Net investment income	0.00	(0.00) [2]	(0.25)	(0.11)	(0.12)	(0.10)
Net realized gains	(2.42)	(2.20)	(3.22)	(2.05)	(0.22)	0.00
Total distributions to shareholders	(2.42)	(2.20)	(3.47)	(2.16)	(0.34)	(0.10)
Net asset value, end of period	$17.25	$18.89	$15.70	$18.57	$20.81	$18.04
Total return[3]	3.84%	37.56%	2.56%	0.87%	17.37%	19.64%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.47%	1.47%	1.44%	1.43%	1.44%
Net expenses	1.33%	1.33%	1.33%	1.33%	1.34%	1.39%
Net investment income	0.03%	0.27%	0.69%	1.18%	0.48%	0.51%
Supplemental data
Portfolio turnover rate	13%	46%	28%	45%	33%	50%
Net assets, end of period (000s omitted)	$183	$559	$910	$2,043	$2,042	$1,369

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Large Cap Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.91	$15.81	$18.68	$20.92	$18.09	$15.24
Net investment income	0.07	0.16	0.24 [1]	0.34	0.22 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	0.77	5.36	0.48	(0.30)	3.04	3.33
Total from investment operations	0.84	5.52	0.72	0.04	3.26	3.58
Distributions to shareholders from
Net investment income	(0.12)	(0.22)	(0.37)	(0.23)	(0.21)	(0.73)
Net realized gains	(2.42)	(2.20)	(3.22)	(2.05)	(0.22)	0.00
Total distributions to shareholders	(2.54)	(2.42)	(3.59)	(2.28)	(0.43)	(0.73)
Net asset value, end of period	$17.21	$18.91	$15.81	$18.68	$20.92	$18.09
Total return[2]	4.14%	38.47%	3.23%	1.60%	18.16%	24.01%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.80%	0.79%	0.75%	0.75%	0.76%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.68%
Net investment income	0.66%	0.92%	1.40%	1.83%	1.08%	1.62%
Supplemental data
Portfolio turnover rate	13%	46%	28%	45%	33%	50%
Net assets, end of period (000s omitted)	$5,055	$5,928	$6,570	$13,223	$15,225	$122

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Core Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.16	$15.96	$18.82	$21.05	$18.21	$15.18
Net investment income	0.03 [1]	0.10 [1]	0.18 [1]	0.29 [1]	0.17 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	0.79	5.43	0.49	(0.30)	3.05	2.87
Total from investment operations	0.82	5.53	0.67	(0.01)	3.22	3.03
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.31)	(0.17)	(0.16)	(0.00) [2]
Net realized gains	(2.42)	(2.20)	(3.22)	(2.05)	(0.22)	0.00
Total distributions to shareholders	(2.49)	(2.33)	(3.53)	(2.22)	(0.38)	(0.00) [2]
Net asset value, end of period	$17.49	$19.16	$15.96	$18.82	$21.05	$18.21
Total return[3]	3.98%	38.04%	2.90%	1.26%	17.81%	19.99%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.15%	1.13%	1.10%	1.10%	1.10%
Net expenses	0.97%	0.97%	0.97%	0.97%	0.98%	1.00%
Net investment income	0.28%	0.58%	1.04%	1.52%	0.86%	1.00%
Supplemental data
Portfolio turnover rate	13%	46%	28%	45%	33%	50%
Net assets, end of period (000s omitted)	$2,031	$2,531	$2,241	$16,566	$25,444	$32,091

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Large Cap Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.93	$15.83	$18.70	$20.95	$18.12	$15.23
Net investment income	0.06 [1]	0.19	0.24 [1]	0.34	0.23	0.18
Net realized and unrealized gains (losses) on investments	0.77	5.33	0.48	(0.30)	3.03	2.91
Total from investment operations	0.83	5.52	0.72	0.04	3.26	3.09
Distributions to shareholders from
Net investment income	(0.11)	(0.22)	(0.37)	(0.24)	(0.21)	(0.20)
Net realized gains	(2.42)	(2.20)	(3.22)	(2.05)	(0.22)	0.00
Total distributions to shareholders	(2.53)	(2.42)	(3.59)	(2.29)	(0.43)	(0.20)
Net asset value, end of period	$17.23	$18.93	$15.83	$18.70	$20.95	$18.12
Total return[2]	4.10%	38.42%	3.22%	1.56%	18.16%	20.43%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.90%	0.89%	0.86%	0.85%	0.86%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.68%	0.70%
Net investment income	0.64%	0.90%	1.40%	1.82%	1.15%	1.23%
Supplemental data
Portfolio turnover rate	13%	46%	28%	45%	33%	50%
Net assets, end of period (000s omitted)	$128,424	$132,167	$145,425	$600,595	$690,855	$621,864

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Core Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Core Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

22  |  Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $347,261,874 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$191,929,017
Gross unrealized losses	(7,390,207)
Net unrealized gains	$184,538,810
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Large Cap Core Fund  |  23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 34,775,183	$0	$0	$ 34,775,183
Consumer discretionary	66,683,143	0	0	66,683,143
Consumer staples	11,775,591	0	0	11,775,591
Energy	34,939,612	0	0	34,939,612
Financials	68,574,617	0	0	68,574,617
Health care	88,304,857	0	0	88,304,857
Industrials	36,980,545	0	0	36,980,545
Information technology	148,473,321	0	0	148,473,321
Materials	18,539,009	0	0	18,539,009
Real estate	11,225,996	0	0	11,225,996
Short-term investments
Investment companies	11,528,810	0	0	11,528,810
Total assets	$531,800,684	$0	$0	$531,800,684
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

24  |  Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.08%
Class C	1.83
Class R	1.33
Class R6	0.65
Administrator Class	0.97
Institutional Class	0.67
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2022, Allspring Funds Distributor received $2,333 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2022.

Allspring Large Cap Core Fund  |  25

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $69,591,416 and $101,198,165, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
BNP Paribas Securities Corporation	$3,958,470	$(3,958,470)	$0
Citigroup Global Markets Incorporated	1,941,225	(1,941,225)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

26  |  Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Large Cap Core Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On October 15, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	11,869,965
Shares voted “Against”	938,354
Shares voted “Abstainr”	2,533,650
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	11,749,304
Shares voted “Against”	1,006,078
Shares voted “Abstain”	2,586,587
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Large Cap Core Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Large Cap Core Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Large Cap Core Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Large Cap Core Fund  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00711 03-22
SA208/SAR208 01-22

Semi-Annual Report
January 31, 2022
Allspring
Large Cap Growth Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Large Cap Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Large Cap Growth Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Large Cap Growth Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Large Cap Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Large Cap Growth Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information

Allspring Large Cap Growth Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA®‡, Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STAFX)	7-30-2010	0.89	17.06	13.79	7.04	18.46	14.47	1.17	1.07
Class C (STOFX)	7-30-2010	5.20	17.56	13.61	6.20	17.56	13.61	1.92	1.82
Class R (STMFX)[3]	6-15-2012	–	–	–	6.78	18.16	14.18	1.42	1.32
Class R4 (SLGRX)[4]	11-30-2012	–	–	–	7.30	18.73	14.78	0.89	0.80
Class R6 (STFFX)[5]	11-30-2012	–	–	–	7.47	18.95	14.96	0.74	0.65
Administrator Class (STDFX)	7-30-2010	–	–	–	7.15	18.60	14.61	1.09	0.95
Institutional Class (STNFX)	7-30-2010	–	–	–	7.38	18.83	14.87	0.84	0.75
Russell 1000® Growth Index[6]	–	–	–	–	17.52	22.28	18.03	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.07% for Class A, 1.82% for Class C, 1.32% for Class R, 0.80% for Class R4, 0.65% for Class R6, 0.95% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R4 shares.
[5]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[6]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Large Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
Microsoft Corporation	13.00
Amazon.com Incorporated	9.06
Apple Incorporated	7.35
Alphabet Incorporated Class A	6.37
NVIDIA Corporation	3.86
MasterCard Incorporated Class A	3.52
Meta Platforms Incorporated Class A	3.29
The TJX Companies Incorporated	2.77
MarketAxess Holdings Incorporated	2.36
Microchip Technology Incorporated	2.20
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Large Cap Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 923.02	$5.14	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class C
Actual	$1,000.00	$ 919.29	$8.80	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.03	$9.25	1.82%
Class R
Actual	$1,000.00	$ 921.68	$6.39	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.72	1.32%
Class R4
Actual	$1,000.00	$ 924.09	$3.88	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$ 924.76	$3.15	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$ 923.53	$4.61	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$ 924.53	$3.64	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Large Cap Growth Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.92%
Communication services: 11.76%
Entertainment: 0.26%
Live Nation Entertainment Incorporated †	199	$ 21,792
Netflix Incorporated †	6,239	2,664,926
		2,686,718
Interactive media & services: 11.50%
Alphabet Incorporated Class A †	24,290	65,730,440
Alphabet Incorporated Class C †	6,980	18,943,511
Meta Platforms Incorporated Class A †	108,252	33,911,022
		118,584,973
Consumer discretionary: 19.92%
Auto components: 0.21%
Aptiv plc †	15,553	2,124,229
Hotels, restaurants & leisure: 3.64%
Airbnb Incorporated Class A †	102,032	15,709,867
Chipotle Mexican Grill Incorporated †	12,260	18,213,211
Starbucks Corporation	37,305	3,667,828
		37,590,906
Internet & direct marketing retail: 9.06%
Amazon.com Incorporated †	31,234	93,435,574
Specialty retail: 4.72%
Floor & Decor Holdings Incorporated Class A †	87,180	9,478,210
The Home Depot Incorporated	14,638	5,371,853
The TJX Companies Incorporated	397,824	28,631,393
Ulta Beauty Incorporated †	14,381	5,230,945
		48,712,401
Textiles, apparel & luxury goods: 2.29%
lululemon athletica Incorporated †	31,240	10,426,662
Nike Incorporated Class B	88,962	13,172,603
		23,599,265
Consumer staples: 0.22%
Personal products: 0.22%
The Estee Lauder Companies Incorporated Class A	7,326	2,284,174
Financials: 6.51%
Capital markets: 6.51%
Intercontinental Exchange Incorporated	14,214	1,800,345
MarketAxess Holdings Incorporated	70,613	24,324,766
MSCI Incorporated	14,513	7,780,710
The Charles Schwab Corporation	215,378	18,888,651
Tradeweb Markets Incorporated Class A	169,307	14,352,154
		67,146,626
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Growth Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Health care: 9.72%
Biotechnology: 1.32%
Alnylam Pharmaceuticals Incorporated †	28,944	$ 3,982,694
Horizon Therapeutics plc †	70,128	6,545,046
Seagen Incorporated †	22,637	3,044,903
		13,572,643
Health care equipment & supplies: 5.54%
Abbott Laboratories	101,434	12,928,778
Boston Scientific Corporation †	244,306	10,480,727
Edwards Lifesciences Corporation †	143,270	15,645,084
Intuitive Surgical Incorporated †	11,042	3,137,916
Stryker Corporation	60,193	14,930,874
		57,123,379
Health care providers & services: 0.13%
UnitedHealth Group Incorporated	2,746	1,297,677
Health care technology: 0.55%
Veeva Systems Incorporated Class A †	23,940	5,662,768
Life sciences tools & services: 1.32%
Agilent Technologies Incorporated	98,132	13,671,750
Pharmaceuticals: 0.86%
Zoetis Incorporated	44,463	8,883,263
Industrials: 7.18%
Air freight & logistics: 1.96%
United Parcel Service Incorporated Class B	100,064	20,233,941
Building products: 1.45%
Johnson Controls International plc	206,169	14,982,301
Commercial services & supplies: 1.14%
Copart Incorporated †	90,612	11,711,601
Electrical equipment: 1.12%
Generac Holdings Incorporated †	40,961	11,566,567
Road & rail: 1.51%
Norfolk Southern Corporation	57,273	15,577,683
Information technology: 41.41%
IT services: 5.78%
MasterCard Incorporated Class A	94,026	36,329,766
MongoDB Incorporated †	20,471	8,293,007
PayPal Holdings Incorporated †	38,376	6,598,369
Shopify Incorporated Class A †	2,750	2,651,660
Twilio Incorporated Class A †	13,613	2,805,912
Visa Incorporated Class A	12,691	2,870,323
		59,549,037
Semiconductors & semiconductor equipment: 8.19%
Advanced Micro Devices Incorporated †	62,763	7,170,673
Enphase Energy Incorporated †	42,972	6,036,277
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Large Cap Growth Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Microchip Technology Incorporated	293,315	$ 22,726,046
NVIDIA Corporation	162,648	39,825,989
Qualcomm Incorporated	49,480	8,696,605
		84,455,590
Software: 20.09%
Adobe Incorporated †	7,852	4,195,324
Autodesk Incorporated †	14,221	3,552,264
Crowdstrike Holdings Incorporated Class A †	36,706	6,630,572
Dynatrace Incorporated †	294,947	16,180,792
Microsoft Corporation	431,103	134,064,411
Salesforce.com Incorporated †	10,874	2,529,619
ServiceNow Incorporated †	37,273	21,833,778
Unity Software Incorporated †	93,963	9,880,209
Workday Incorporated Class A †	32,936	8,333,137
		207,200,106
Technology hardware, storage & peripherals: 7.35%
Apple Incorporated	433,885	75,834,420
Materials: 2.20%
Chemicals: 2.20%
Linde plc	71,220	22,696,390
Total Common stocks (Cost $442,617,540)		1,020,183,982

		Yield
Short-term investments: 0.68%
Investment companies: 0.68%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	6,959,482	6,959,482
Total Short-term investments (Cost $6,959,482)				6,959,482
Total investments in securities (Cost $449,577,022)	99.60%			1,027,143,464
Other assets and liabilities, net	0.40			4,162,121
Total net assets	100.00%			$1,031,305,585

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Growth Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,488,900	$126,854,294	$(129,383,712)	$0	$0	$ 6,959,482	6,959,482	$ 1,011
Securities Lending Cash Investments LLC	0	496,825	(496,825)	0	0	0	0	1 #
				$0	$0	$6,959,482		$1,012

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Large Cap Growth Fund

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $442,617,540)	$ 1,020,183,982
Investments in affiliated securities, at value (cost $6,959,482)	6,959,482
Receivable for investments sold	6,945,558
Receivable for Fund shares sold	167,506
Receivable for dividends	120,701
Prepaid expenses and other assets	40,574
Total assets	1,034,417,803
Liabilities
Payable for investments purchased	1,653,308
Management fee payable	542,038
Payable for Fund shares redeemed	470,232
Administration fees payable	136,691
Distribution fees payable	3,594
Accrued expenses and other liabilities	306,355
Total liabilities	3,112,218
Total net assets	$1,031,305,585
Net assets consist of
Paid-in capital	$ 429,146,808
Total distributable earnings	602,158,777
Total net assets	$1,031,305,585
Computation of net asset value and offering price per share
Net assets – Class A	$ 604,224,698
Shares outstanding – Class A1	13,798,735
Net asset value per share – Class A	$43.79
Maximum offering price per share – Class A2	$46.46
Net assets – Class C	$ 4,679,539
Shares outstanding – Class C1	130,453
Net asset value per share – Class C	$35.87
Net assets – Class R	$ 2,714,294
Shares outstanding – Class R1	65,452
Net asset value per share – Class R	$41.47
Net assets – Class R4	$ 18,767
Shares outstanding – Class R4[1]	407
Net asset value per share – Class R4	$46.11
Net assets – Class R6	$ 276,949,594
Shares outstanding – Class R6[1]	5,911,482
Net asset value per share – Class R6	$46.85
Net assets – Administrator Class	$ 73,250,850
Shares outstanding – Administrator Class[1]	1,632,982
Net asset value per share – Administrator Class	$44.86
Net assets – Institutional Class	$ 69,467,843
Shares outstanding – Institutional Class[1]	1,496,030
Net asset value per share – Institutional Class	$46.43
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Growth Fund  |  13

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $1,695)	$ 2,661,329
Income from affiliated securities	1,021
Total investment income	2,662,350
Expenses
Management fee	4,131,711
Administration fees
Class A	713,589
Class C	5,859
Class R	3,121
Class R4	8
Class R6	54,200
Administrator Class	54,727
Institutional Class	51,848
Shareholder servicing fees
Class A	849,511
Class C	6,962
Class R	3,408
Class R4	11
Administrator Class	105,245
Distribution fees
Class C	20,886
Class R	3,408
Custody and accounting fees	26,479
Professional fees	22,306
Registration fees	47,794
Shareholder report expenses	28,285
Trustees’ fees and expenses	9,663
Interest expense	1,031
Other fees and expenses	11,947
Total expenses	6,151,999
Less: Fee waivers and/or expense reimbursements
Fund-level	(362,471)
Class A	(155,899)
Class C	(936)
Class R6	(46,510)
Administrator Class	(28,437)
Institutional Class	(10,235)
Net expenses	5,547,511
Net investment loss	(2,885,161)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	88,231,133
Net change in unrealized gains (losses) on investments	(173,266,421)
Net realized and unrealized gains (losses) on investments	(85,035,288)
Net decrease in net assets resulting from operations	$ (87,920,449)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Large Cap Growth Fund

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment loss		$ (2,885,161)		$ (4,443,776)
Net realized gains on investments		88,231,133		165,932,271
Net change in unrealized gains (losses) on investments		(173,266,421)		117,641,204
Net increase (decrease) in net assets resulting from operations		(87,920,449)		279,129,699
Distributions to shareholders from
Net investment income and net realized gains
Class A		(94,969,340)		(79,883,893)
Class C		(885,940)		(1,111,827)
Class R		(440,556)		(455,637)
Class R4		(2,756)		(2,447)
Class R6		(47,295,062)		(42,121,261)
Administrator Class		(11,436,683)		(10,082,395)
Institutional Class		(11,138,623)		(9,083,723)
Total distributions to shareholders		(166,168,960)		(142,741,183)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	119,634	6,174,838	358,636	18,235,977
Class C	12,851	540,231	16,087	710,212
Class R	2,547	124,117	10,934	514,288
Class R6	131,695	7,332,778	884,011	47,267,504
Administrator Class	9,797	522,694	81,854	4,241,660
Institutional Class	244,451	14,301,743	180,795	9,671,424
		28,996,401		80,641,065
Reinvestment of distributions
Class A	1,893,115	92,137,889	1,646,799	77,613,521
Class C	22,198	885,940	27,637	1,109,089
Class R	8,564	394,893	7,808	352,223
Class R4	54	2,756	0	0
Class R6	873,534	45,458,706	795,939	39,597,989
Administrator Class	229,216	11,426,420	209,572	10,074,123
Institutional Class	196,289	10,126,530	175,339	8,665,260
		160,433,134		137,412,205
Payment for shares redeemed
Class A	(720,357)	(37,387,132)	(1,342,908)	(68,136,715)
Class C	(40,756)	(1,814,367)	(136,498)	(6,097,440)
Class R	(1,341)	(62,967)	(32,548)	(1,538,698)
Class R6	(1,573,301)	(80,878,177)	(1,505,795)	(80,465,331)
Administrator Class	(133,659)	(6,970,432)	(335,762)	(17,408,048)
Institutional Class	(291,952)	(15,957,323)	(415,498)	(22,387,229)
		(143,070,398)		(196,033,461)
Net increase in net assets resulting from capital share transactions		46,359,137		22,019,809
Total increase (decrease) in net assets		(207,730,272)		158,408,325
Net assets
Beginning of period		1,239,035,857		1,080,627,532
End of period		$1,031,305,585		$1,239,035,857
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$55.05	$49.63	$44.23	$52.01	$50.10	$46.05
Net investment loss	(0.17) [1]	(0.25)	(0.11)	(0.03) [1]	(0.08)	(0.03) [1]
Net realized and unrealized gains (losses) on investments	(3.29)	12.60	9.66	3.47	12.56	6.39
Total from investment operations	(3.46)	12.35	9.55	3.44	12.48	6.36
Distributions to shareholders from
Net realized gains	(7.80)	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)
Net asset value, end of period	$43.79	$55.05	$49.63	$44.23	$52.01	$50.10
Total return[2]	(7.70)%	27.25%	23.51%	11.00%	27.98%	14.60%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.18%	1.18%	1.17%	1.17%
Net expenses	1.06%	1.05%	1.05%	1.07%	1.07%	1.07%
Net investment loss	(0.62)%	(0.53)%	(0.24)%	(0.07)%	(0.16)%	(0.06)%
Supplemental data
Portfolio turnover rate	23%	39%	34%	43%	34%	40%
Net assets, end of period (000s omitted)	$604,225	$688,523	$587,771	$529,110	$534,694	$516,410

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Large Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$46.65	$43.32	$39.41	$47.97	$47.25	$43.88
Net investment loss	(0.31) [1]	(0.56) [1]	(0.38) [1]	(0.32) [1]	(0.31)	(0.35) [1]
Net realized and unrealized gains (losses) on investments	(2.67)	10.82	8.44	2.98	11.60	6.03
Total from investment operations	(2.98)	10.26	8.06	2.66	11.29	5.68
Distributions to shareholders from
Net realized gains	(7.80)	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)
Net asset value, end of period	$35.87	$46.65	$43.32	$39.41	$47.97	$47.25
Total return[2]	(8.07)%	26.28%	22.57%	10.17%	27.03%	13.74%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.92%	1.93%	1.93%	1.92%	1.91%
Net expenses	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%
Net investment loss	(1.37)%	(1.29)%	(1.00)%	(0.80)%	(0.90)%	(0.81)%
Supplemental data
Portfolio turnover rate	23%	39%	34%	43%	34%	40%
Net assets, end of period (000s omitted)	$4,680	$6,351	$9,918	$11,504	$15,586	$14,640

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$52.61	$47.81	$42.86	$50.89	$49.34	$45.50
Net investment loss	(0.22) [1]	(0.37) [1]	(0.20) [1]	(0.13) [1]	(0.20) [1]	(0.14) [1]
Net realized and unrealized gains (losses) on investments	(3.12)	12.10	9.30	3.32	12.32	6.29
Total from investment operations	(3.34)	11.73	9.10	3.19	12.12	6.15
Distributions to shareholders from
Net realized gains	(7.80)	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)
Net asset value, end of period	$41.47	$52.61	$47.81	$42.86	$50.89	$49.34
Total return[2]	(7.83)%	26.97%	23.16%	10.74%	27.65%	14.30%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.33%	1.41%	1.42%	1.42%	1.41%
Net expenses	1.32%	1.29%	1.32%	1.32%	1.32%	1.32%
Net investment loss	(0.88)%	(0.77)%	(0.49)%	(0.29)%	(0.40)%	(0.31)%
Supplemental data
Portfolio turnover rate	23%	39%	34%	43%	34%	40%
Net assets, end of period (000s omitted)	$2,714	$2,929	$3,322	$4,499	$5,661	$6,387

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Large Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R4	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$57.50	$51.43	$45.72	$53.23	$50.94	$46.69
Net investment income (loss)	(0.10) [1]	(0.15)	0.02 [1]	0.11 [1]	0.05 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	(3.49)	13.15	9.91	3.60	12.81	6.50
Total from investment operations	(3.59)	13.00	9.93	3.71	12.86	6.61
Distributions to shareholders from
Net investment income	0.00	0.00	(0.07)	0.00	0.00	(0.05)
Net realized gains	(7.80)	(6.93)	(4.15)	(11.22)	(10.57)	(2.36)
Total distributions to shareholders	(7.80)	(6.93)	(4.22)	(11.22)	(10.57)	(2.36)
Net asset value, end of period	$46.11	$57.50	$51.43	$45.72	$53.23	$50.94
Total return[2]	(7.59)%	27.56%	23.59%	11.32%	28.31%	14.96%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.90%	0.90%	0.90%	0.88%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.37)%	(0.28)%	0.05%	0.24%	0.10%	0.25%
Supplemental data
Portfolio turnover rate	23%	39%	34%	43%	34%	40%
Net assets, end of period (000s omitted)	$19	$20	$18	$896	$2,089	$337

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Growth Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$58.26	$51.95	$46.06	$53.49	$51.12	$46.82
Net investment income (loss)	(0.06) [1]	(0.08)	0.08 [1]	0.16 [1]	0.14	0.17
Net realized and unrealized gains (losses) on investments	(3.55)	13.32	10.09	3.65	12.85	6.52
Total from investment operations	(3.61)	13.24	10.17	3.81	12.99	6.69
Distributions to shareholders from
Net investment income	0.00	0.00	(0.13)	(0.02)	(0.05)	(0.08)
Net realized gains	(7.80)	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)
Total distributions to shareholders	(7.80)	(6.93)	(4.28)	(11.24)	(10.62)	(2.39)
Net asset value, end of period	$46.85	$58.26	$51.95	$46.06	$53.49	$51.12
Total return[2]	(7.52)%	27.76%	24.03%	11.46%	28.51%	15.09%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.75%	0.75%	0.75%	0.74%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.21)%	(0.13)%	0.17%	0.35%	0.27%	0.36%
Supplemental data
Portfolio turnover rate	23%	39%	34%	43%	34%	40%
Net assets, end of period (000s omitted)	$276,950	$377,470	$327,584	$326,990	$327,943	$307,048

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Large Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$56.18	$50.47	$44.87	$52.54	$50.46	$46.32
Net investment income (loss)	(0.13)	(0.23)	(0.07)	0.02	(0.01)	0.05
Net realized and unrealized gains (losses) on investments	(3.39)	12.87	9.83	3.53	12.66	6.41
Total from investment operations	(3.52)	12.64	9.76	3.55	12.65	6.46
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	0.00	0.00	(0.01)
Net realized gains	(7.80)	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)
Total distributions to shareholders	(7.80)	(6.93)	(4.16)	(11.22)	(10.57)	(2.32)
Net asset value, end of period	$44.86	$56.18	$50.47	$44.87	$52.54	$50.46
Total return[1]	(7.65)%	27.38%	23.63%	11.14%	28.14%	14.75%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.10%	1.10%	1.09%	1.08%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.51)%	(0.43)%	(0.14)%	0.05%	(0.03)%	0.06%
Supplemental data
Portfolio turnover rate	23%	39%	34%	43%	34%	40%
Net assets, end of period (000s omitted)	$73,251	$85,825	$79,334	$67,158	$79,154	$80,937

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Large Cap Growth Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$57.83	$51.67	$45.84	$53.31	$51.00	$46.74
Net investment income (loss)	(0.09) [1]	(0.12) [1]	0.03 [1]	0.12 [1]	0.10 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	(3.51)	13.21	10.04	3.63	12.80	6.51
Total from investment operations	(3.60)	13.09	10.07	3.75	12.90	6.63
Distributions to shareholders from
Net investment income	0.00	0.00	(0.09)	0.00	(0.02)	(0.06)
Net realized gains	(7.80)	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)
Total distributions to shareholders	(7.80)	(6.93)	(4.24)	(11.22)	(10.59)	(2.37)
Net asset value, end of period	$46.43	$57.83	$51.67	$45.84	$53.31	$51.00
Total return[2]	(7.55)%	27.61%	23.89%	11.37%	28.37%	14.98%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.85%	0.85%	0.84%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.31)%	(0.23)%	0.07%	0.26%	0.18%	0.27%
Supplemental data
Portfolio turnover rate	23%	39%	34%	43%	34%	40%
Net assets, end of period (000s omitted)	$69,468	$77,917	$72,681	$80,194	$95,809	$169,836

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Growth Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Allspring Large Cap Growth Fund  |  23

Notes to financial statements (unaudited)
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $447,175,452 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$591,591,837
Gross unrealized losses	(11,623,825)
Net unrealized gains	$579,968,012
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

24  |  Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 121,271,691	$0	$0	$ 121,271,691
Consumer discretionary	205,462,375	0	0	205,462,375
Consumer staples	2,284,174	0	0	2,284,174
Financials	67,146,626	0	0	67,146,626
Health care	100,211,480	0	0	100,211,480
Industrials	74,072,093	0	0	74,072,093
Information technology	427,039,153	0	0	427,039,153
Materials	22,696,390	0	0	22,696,390
Short-term investments
Investment companies	6,959,482	0	0	6,959,482
Total assets	$1,027,143,464	$0	$0	$1,027,143,464
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Large Cap Growth Fund  |  25

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R4	0.08
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

26  |  Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.07%
Class C	1.82
Class R	1.32
Class R4	0.80
Class R6	0.65
Administrator Class	0.95
Institutional Class	0.75
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2022, Allspring Funds Distributor received $659 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $267,896,383 and $392,853,145, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency

Allspring Large Cap Growth Fund  |  27

Notes to financial statements (unaudited)
purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
During the six months ended January 31, 2022, the Fund had average borrowings outstanding of $75,809 (on an annualized basis) at an average rate of 1.36% and paid interest in the amount of $1,031.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

28  |  Allspring Large Cap Growth Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Large Cap Growth Fund  |  29

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30  |  Allspring Large Cap Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Large Cap Growth Fund  |  31

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32  |  Allspring Large Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00712 03-22
SA209/SAR209 01-22

Semi-Annual Report
January 31, 2022
Allspring
Large Company Value Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Large Company Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Large Company Value Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Large Company Value Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Large Company Value Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Large Company Value Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information

Allspring Large Company Value Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Bein, CFA®‡†, Ryan Brown, CFA®‡, Harindra de Silva, Ph.D., CFA®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WLCAX)	3-31-2008	19.77	10.33	10.89	27.10	11.64	11.55	0.96	0.83
Class C (WFLVX)	3-31-2008	25.15	10.80	10.72	26.15	10.80	10.72	1.71	1.58
Class R6 (WTLVX)[3]	4-7-2017	–	–	–	27.71	12.12	12.05	0.53	0.40
Administrator Class (WWIDX)	12-31-2001	–	–	–	27.17	11.73	11.72	0.88	0.75
Institutional Class (WLCIX)	3-31-2008	–	–	–	27.52	12.01	11.99	0.63	0.50
Russell 1000® Value Index[4]	–	–	–	–	23.37	10.48	12.28	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.83% for Class A, 1.58% for Class C, 0.40% for Class R6, 0.75% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	Mr. Bein is expected to retire on September 30, 2022. He will remain a portfolio manager of the Fund through June 30, 2022, at which time he will transition to the role of advisor to the team until his retirement.

6  |  Allspring Large Company Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
Berkshire Hathaway Incorporated Class B	4.89
JPMorgan Chase & Company	3.23
Johnson & Johnson	2.94
Pfizer Incorporated	2.80
Bank of America Corporation	2.43
General Dynamics Corporation	2.37
Public Storage Incorporated	2.09
Honeywell International Incorporated	1.97
ConocoPhillips	1.87
The Procter & Gamble Company	1.85
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Large Company Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,050.39	$4.24	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.18	0.82%
Class C
Actual	$1,000.00	$1,046.75	$8.15	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R6
Actual	$1,000.00	$1,053.12	$2.07	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,051.38	$3.88	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Institutional Class
Actual	$1,000.00	$1,052.26	$2.59	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Large Company Value Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.47%
Communication services: 7.59%
Diversified telecommunication services: 2.26%
AT&T Incorporated	64,170	$ 1,636,335
Verizon Communications Incorporated	76,071	4,049,259
		5,685,594
Interactive media & services: 1.33%
Alphabet Incorporated Class A †	467	1,263,735
Alphabet Incorporated Class C †	762	2,068,045
		3,331,780
Media: 3.81%
Comcast Corporation Class A	54,502	2,724,555
Interpublic Group of Companies Incorporated	120,910	4,297,141
Omnicom Group Incorporated	33,859	2,551,614
		9,573,310
Wireless telecommunication services: 0.19%
T-Mobile US Incorporated †	4,468	483,304
Consumer discretionary: 3.59%
Auto components: 0.14%
Aptiv plc †	2,650	361,937
Diversified consumer services: 0.54%
Houghton Mifflin Harcourt Company †	74,847	1,347,994
Hotels, restaurants & leisure: 0.80%
Darden Restaurants Incorporated	9,036	1,263,865
Texas Roadhouse Incorporated	8,662	739,648
		2,003,513
Multiline retail: 1.62%
Macy's Incorporated	19,813	507,213
Target Corporation	16,220	3,575,375
		4,082,588
Specialty retail: 0.49%
Signet Jewelers Limited	14,270	1,229,075
Consumer staples: 7.32%
Food & staples retailing: 1.44%
Walmart Incorporated	25,960	3,629,468
Food products: 2.11%
Bunge Limited	11,890	1,175,445
Darling Ingredients Incorporated †	8,807	561,622
Mondelez International Incorporated Class A	28,300	1,896,949
The Simply Good Foods Company †	28,262	995,670
Tyson Foods Incorporated Class A	7,271	660,861
		5,290,547
The accompanying notes are an integral part of these financial statements.

Allspring Large Company Value Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Household products: 3.66%
Colgate-Palmolive Company	49,889	$ 4,113,348
Kimberly-Clark Corporation	3,142	432,496
The Procter & Gamble Company	28,989	4,651,285
		9,197,129
Personal products: 0.04%
The Estee Lauder Companies Incorporated Class A	305	95,096
Tobacco: 0.07%
Philip Morris International Incorporated	1,619	166,514
Energy: 5.93%
Oil, gas & consumable fuels: 5.93%
Chevron Corporation	16,547	2,173,118
ConocoPhillips	53,074	4,703,418
EOG Resources Incorporated	34,526	3,848,958
Exxon Mobil Corporation	19,442	1,476,814
SM Energy Company	19,840	650,950
Targa Resources Corporation	34,429	2,034,065
		14,887,323
Financials: 21.43%
Banks: 8.88%
Bank of America Corporation	132,559	6,116,272
Citigroup Incorporated	23,782	1,548,684
Hancock Holding Company	27,880	1,469,834
JPMorgan Chase & Company	54,560	8,107,616
PNC Financial Services Group Incorporated	5,119	1,054,463
Truist Financial Corporation	48,934	3,074,034
US Bancorp	16,088	936,161
		22,307,064
Capital markets: 2.92%
Bank of New York Mellon Corporation	32,551	1,928,972
BlackRock Incorporated	224	184,339
CME Group Incorporated	4,214	967,113
Intercontinental Exchange Incorporated	13,539	1,714,850
KKR & Company Incorporated Class A	3,136	223,158
Morgan Stanley	10,086	1,034,218
S&P Global Incorporated	283	117,507
The Goldman Sachs Group Incorporated	3,245	1,150,937
		7,321,094
Consumer finance: 2.93%
American Express Company	21,993	3,954,781
Capital One Financial Corporation	22,800	3,345,444
OneMain Holdings Incorporated	1,345	69,483
		7,369,708
Diversified financial services: 4.89%
Berkshire Hathaway Incorporated Class B †	39,229	12,279,463
Insurance: 1.81%
American Financial Group Incorporated	718	93,541
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Large Company Value Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Old Republic International Corporation	70,600	$ 1,809,478
Progressive Corporation	1,484	161,251
Stewart Information Services Corporation	17,736	1,266,882
W.R. Berkley Corporation	14,463	1,222,124
		4,553,276
Health care: 18.27%
Biotechnology: 3.57%
AbbVie Incorporated	29,447	4,031,000
Gilead Sciences Incorporated	23,938	1,644,062
Vertex Pharmaceuticals Incorporated †	13,582	3,301,105
		8,976,167
Health care equipment & supplies: 1.74%
Align Technology Incorporated †	313	154,922
Boston Scientific Corporation †	8,658	371,428
Intuitive Surgical Incorporated †	3,019	857,939
Medtronic plc	28,837	2,984,341
		4,368,630
Health care providers & services: 3.25%
Anthem Incorporated	8,312	3,665,509
Cigna Corporation	3,899	898,564
Humana Incorporated	1,375	539,688
Molina Healthcare Incorporated †	10,256	2,979,163
UnitedHealth Group Incorporated	177	83,645
		8,166,569
Life sciences tools & services: 2.04%
Agilent Technologies Incorporated	3,255	453,487
IQVIA Holdings Incorporated †	11,178	2,737,492
Medpace Holdings Incorporated †	10,890	1,932,539
		5,123,518
Pharmaceuticals: 7.67%
Bristol-Myers Squibb Company	45,672	2,963,656
Johnson & Johnson	42,874	7,386,761
Pfizer Incorporated	133,604	7,039,595
Zoetis Incorporated	9,351	1,868,236
		19,258,248
Industrials: 12.54%
Aerospace & defense: 2.37%
General Dynamics Corporation	28,072	5,954,071
Airlines: 0.19%
SkyWest Incorporated †	12,408	473,365
Building products: 0.01%
Trane Technologies plc	163	28,215
Construction & engineering: 0.55%
EMCOR Group Incorporated	11,618	1,384,982
The accompanying notes are an integral part of these financial statements.

Allspring Large Company Value Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Electrical equipment: 3.07%
Eaton Corporation plc	18,799	$ 2,978,326
Emerson Electric Company	49,697	4,569,639
Encore Wire Corporation	1,348	151,906
		7,699,871
Industrial conglomerates: 3.02%
3M Company	15,930	2,644,699
Honeywell International Incorporated	24,186	4,945,553
		7,590,252
Machinery: 1.68%
Mueller Industries Incorporated	79,900	4,127,634
Stanley Black & Decker Incorporated	539	94,136
		4,221,770
Professional services: 0.96%
Korn Ferry International	32,763	2,174,808
Manpower Incorporated	2,337	245,081
		2,419,889
Trading companies & distributors: 0.69%
Boise Cascade Company	24,587	1,726,499
Information technology: 9.18%
Electronic equipment, instruments & components: 1.48%
Arrow Electronics Incorporated †	14,965	1,855,660
Vishay Intertechnology Incorporated	89,525	1,854,063
		3,709,723
IT services: 1.50%
Alliance Data Systems Corporation	1,836	126,757
Cognizant Technology Solutions Corporation Class A	19,799	1,691,231
DXC Technology Company †	63,440	1,908,275
Genpact Limited	1,018	50,646
		3,776,909
Semiconductors & semiconductor equipment: 2.68%
Intel Corporation	12,770	623,431
Microchip Technology Incorporated	22,501	1,743,377
Micron Technology Incorporated	53,114	4,369,689
		6,736,497
Software: 3.52%
Dolby Laboratories Incorporated Class A	961	84,424
Intuit Incorporated	2,574	1,429,162
Microsoft Corporation	6,661	2,071,438
NCR Corporation †	13,870	527,892
SS&C Technologies Holdings Incorporated	32,064	2,560,952
Synopsys Incorporated †	6,970	2,164,185
		8,838,053
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Large Company Value Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Materials: 2.00%
Chemicals: 0.30%
Air Products & Chemicals Incorporated	215	$ 60,656
Celanese Corporation Series A	4,531	705,522
		766,178
Metals & mining: 1.70%
Freeport-McMoRan Incorporated	74,029	2,755,359
Materion Corporation	11,047	915,244
Newmont Corporation	9,605	587,538
		4,258,141
Real estate: 4.83%
Equity REITs: 2.66%
Gaming and Leisure Properties Incorporated	11,937	539,314
Public Storage Incorporated	14,622	5,242,426
Realty Income Corporation	2,968	206,009
Simon Property Group Incorporated	4,726	695,667
		6,683,416
Real estate management & development: 2.17%
Douglas Elliman Incorporated †	13,726	106,514
Jones Lang LaSalle Incorporated †	15,142	3,797,462
Kennedy Wilson Holdings Incorporated	8,482	190,506
Newmark Group Incorporated Class A	87,992	1,347,158
		5,441,640
Utilities: 5.79%
Electric utilities: 4.33%
American Electric Power Company Incorporated	34,613	3,129,015
Duke Energy Corporation	5,612	589,597
Exelon Corporation	40,853	2,367,431
NextEra Energy Incorporated	43,131	3,369,394
The Southern Company	20,642	1,434,413
		10,889,850
Multi-utilities: 1.46%
Dominion Energy Incorporated	45,414	3,663,093
Total Common stocks (Cost $235,258,859)		247,351,323

		Yield
Short-term investments: 1.29%
Investment companies: 1.29%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	3,236,269	3,236,269
Total Short-term investments (Cost $3,236,269)				3,236,269
Total investments in securities (Cost $238,495,128)	99.76%			250,587,592
Other assets and liabilities, net	0.24			603,338
Total net assets	100.00%			$251,190,930

The accompanying notes are an integral part of these financial statements.

Allspring Large Company Value Fund  |  13

Portfolio of investments—January 31, 2022 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,185,550	$17,118,850	$(17,068,131)	$0	$0	$3,236,269	3,236,269	$499
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	18	3-18-2022	$4,249,485	$4,053,825	$0	$(195,660)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Large Company Value Fund

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $235,258,859)	$ 247,351,323
Investments in affiliated securities, at value (cost $3,236,269)	3,236,269
Cash at broker segregated for futures contracts	425,000
Receivable for dividends	356,582
Receivable for Fund shares sold	103,226
Receivable for daily variation margin on open futures contracts	72,900
Prepaid expenses and other assets	83,803
Total assets	251,629,103
Liabilities
Payable for Fund shares redeemed	236,064
Management fee payable	64,737
Shareholder servicing fees payable	53,146
Administration fees payable	44,058
Distribution fee payable	696
Trustees’ fees and expenses payable	571
Accrued expenses and other liabilities	38,901
Total liabilities	438,173
Total net assets	$251,190,930
Net assets consist of
Paid-in capital	$ 233,102,058
Total distributable earnings	18,088,872
Total net assets	$251,190,930
Computation of net asset value and offering price per share
Net assets – Class A	$ 228,815,447
Shares outstanding – Class A1	17,758,878
Net asset value per share – Class A	$12.88
Maximum offering price per share – Class A2	$13.67
Net assets – Class C	$ 1,091,538
Shares outstanding – Class C1	80,773
Net asset value per share – Class C	$13.51
Net assets – Class R6	$ 645,748
Shares outstanding – Class R6[1]	49,800
Net asset value per share – Class R6	$12.97
Net assets – Administrator Class	$ 16,088,440
Shares outstanding – Administrator Class[1]	1,230,884
Net asset value per share – Administrator Class	$13.07
Net assets – Institutional Class	$ 4,549,757
Shares outstanding – Institutional Class[1]	350,166
Net asset value per share – Institutional Class	$12.99
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Large Company Value Fund  |  15

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends	$ 2,425,084
Income from affiliated securities	499
Total investment income	2,425,583
Expenses
Management fee	513,338
Administration fees
Class A	246,194
Class C	940
Class R6	60
Administrator Class	10,712
Institutional Class	2,877
Shareholder servicing fees
Class A	293,088
Class C	1,118
Administrator Class	20,567
Distribution fee
Class C	3,349
Custody and accounting fees	10,006
Professional fees	22,414
Registration fees	25,628
Shareholder report expenses	10,209
Trustees’ fees and expenses	9,663
Other fees and expenses	8,128
Total expenses	1,178,291
Less: Fee waivers and/or expense reimbursements
Fund-level	(125,258)
Class A	(6,767)
Administrator Class	(77)
Net expenses	1,046,189
Net investment income	1,379,394
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	11,208,650
Futures contracts	456,213
Net realized gains on investments	11,664,863
Net change in unrealized gains (losses) on
Unaffiliated securities	(57,312)
Futures contracts	(324,099)
Net change in unrealized gains (losses) on investments	(381,411)
Net realized and unrealized gains (losses) on investments	11,283,452
Net increase in net assets resulting from operations	$12,662,846
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Large Company Value Fund

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment income		$ 1,379,394		$ 2,779,013
Net realized gains on investments		11,664,863		81,860,640
Net change in unrealized gains (losses) on investments		(381,411)		(4,499,487)
Net increase in net assets resulting from operations		12,662,846		80,140,166
Distributions to shareholders from
Net investment income and net realized gains
Class A		(67,675,129)		(6,068,389)
Class C		(241,393)		(12,539)
Class R6		(78,705)		(6,338)
Administrator Class		(4,741,524)		(421,669)
Institutional Class		(1,333,450)		(104,689)
Total distributions to shareholders		(74,070,201)		(6,613,624)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	260,425	3,879,910	460,068	7,325,335
Class C	21,426	299,258	23,673	403,396
Class R6	89,046	1,192,033	459	6,850
Administrator Class	29,609	480,274	19,696	307,479
Institutional Class	61,804	986,164	96,498	1,453,459
		6,837,639		9,496,519
Reinvestment of distributions
Class A	5,182,612	66,037,379	402,269	5,917,427
Class C	18,114	241,393	811	12,539
Class R6	6,125	78,705	375	5,555
Administrator Class	359,703	4,652,228	27,675	411,280
Institutional Class	103,608	1,333,304	6,928	103,445
		72,343,009		6,450,246
Payment for shares redeemed
Class A	(1,131,520)	(16,964,707)	(1,546,833)	(22,989,566)
Class C	(9,603)	(154,979)	(11,412)	(165,108)
Class R6	(58,321)	(748,037)	(60)	(931)
Administrator Class	(81,410)	(1,202,891)	(74,300)	(1,090,860)
Institutional Class	(48,765)	(704,273)	(42,825)	(649,187)
		(19,774,887)		(24,895,652)
Net increase (decrease) in net assets resulting from capital share transactions		59,405,761		(8,948,887)
Total increase (decrease) in net assets		(2,001,594)		64,577,655
Net assets
Beginning of period		253,192,524		188,614,869
End of period		$251,190,930		$253,192,524
The accompanying notes are an integral part of these financial statements.

Allspring Large Company Value Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.25	$12.31	$12.92	$14.46	$16.54	$14.58
Net investment income	0.08	0.19	0.20	0.24	0.19	0.14
Net realized and unrealized gains (losses) on investments	0.71	5.20	(0.53)	(0.15)	1.29	1.93
Total from investment operations	0.79	5.39	(0.33)	0.09	1.48	2.07
Distributions to shareholders from
Net investment income	(0.08)	(0.19)	(0.21)	(0.25)	(0.18)	(0.11)
Net realized gains	(5.08)	(0.26)	(0.07)	(1.38)	(3.38)	0.00
Total distributions to shareholders	(5.16)	(0.45)	(0.28)	(1.63)	(3.56)	(0.11)
Net asset value, end of period	$12.88	$17.25	$12.31	$12.92	$14.46	$16.54
Total return[1]	5.04%	44.41%	(2.49)%	1.44%	9.39%	14.24%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.96%	0.99%	0.97%	0.94%	1.09%
Net expenses	0.82%	0.81%	0.82%	0.83%	0.83%	0.96%
Net investment income	1.07%	1.23%	1.63%	1.84%	1.28%	0.91%
Supplemental data
Portfolio turnover rate	179%	488%	366%	221%	258%	221%
Net assets, end of period (000s omitted)	$228,815	$231,930	$174,028	$196,075	$214,247	$221,207

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Large Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.84	$12.75	$13.34	$14.81	$16.86	$14.90
Net investment income	0.03 [1]	0.07 [1]	0.12 [1]	0.16 [1]	0.08	0.03 [1]
Net realized and unrealized gains (losses) on investments	0.73	5.40	(0.56)	(0.15)	1.30	1.96
Total from investment operations	0.76	5.47	(0.44)	0.01	1.38	1.99
Distributions to shareholders from
Net investment income	(0.01)	(0.12)	(0.08)	(0.10)	(0.05)	(0.03)
Net realized gains	(5.08)	(0.26)	(0.07)	(1.38)	(3.38)	0.00
Total distributions to shareholders	(5.09)	(0.38)	(0.15)	(1.48)	(3.43)	(0.03)
Net asset value, end of period	$13.51	$17.84	$12.75	$13.34	$14.81	$16.86
Total return[2]	4.68%	43.33%	(3.27)%	0.76%	8.49%	13.40%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.70%	1.74%	1.71%	1.69%	1.84%
Net expenses	1.58%	1.58%	1.58%	1.58%	1.58%	1.72%
Net investment income	0.31%	0.47%	0.92%	1.15%	0.55%	0.16%
Supplemental data
Portfolio turnover rate	179%	488%	366%	221%	258%	221%
Net assets, end of period (000s omitted)	$1,092	$907	$482	$966	$2,926	$3,356

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Large Company Value Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$17.33	$12.37	$13.04	$14.59	$16.66	$16.14
Net investment income	0.15	0.25	0.30	0.30	0.26	0.03 [2]
Net realized and unrealized gains (losses) on investments	0.68	5.22	(0.57)	(0.14)	1.30	0.49
Total from investment operations	0.83	5.47	(0.27)	0.16	1.56	0.52
Distributions to shareholders from
Net investment income	(0.11)	(0.25)	(0.33)	(0.33)	(0.25)	0.00
Net realized gains	(5.08)	(0.26)	(0.07)	(1.38)	(3.38)	0.00
Total distributions to shareholders	(5.19)	(0.51)	(0.40)	(1.71)	(3.63)	0.00
Net asset value, end of period	$12.97	$17.33	$12.37	$13.04	$14.59	$16.66
Total return[3]	5.31%	44.94%	(2.09)%	1.92%	9.88%	3.22%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.53%	0.58%	0.55%	0.51%	0.49%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.53%	1.65%	1.69%	2.26%	1.73%	0.52%
Supplemental data
Portfolio turnover rate	179%	488%	366%	221%	258%	221%
Net assets, end of period (000s omitted)	$646	$224	$151	$20	$23	$26

[1]	For the period from April 7, 2017 (commencement of class operations) to July 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Large Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.42	$12.44	$13.06	$14.59	$16.66	$14.68
Net investment income	0.09 [1]	0.20	0.22	0.26	0.20	0.16 [1]
Net realized and unrealized gains (losses) on investments	0.72	5.24	(0.54)	(0.14)	1.30	1.94
Total from investment operations	0.81	5.44	(0.32)	0.12	1.50	2.10
Distributions to shareholders from
Net investment income	(0.08)	(0.20)	(0.23)	(0.27)	(0.19)	(0.12)
Net realized gains	(5.08)	(0.26)	(0.07)	(1.38)	(3.38)	0.00
Total distributions to shareholders	(5.16)	(0.46)	(0.30)	(1.65)	(3.57)	(0.12)
Net asset value, end of period	$13.07	$17.42	$12.44	$13.06	$14.59	$16.66
Total return[2]	5.14%	44.36%	(2.41)%	1.61%	9.44%	14.35%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.88%	0.91%	0.89%	0.86%	1.01%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.87%
Net investment income	1.14%	1.30%	1.71%	1.93%	1.37%	1.01%
Supplemental data
Portfolio turnover rate	179%	488%	366%	221%	258%	221%
Net assets, end of period (000s omitted)	$16,088	$16,080	$11,813	$13,854	$16,744	$18,296

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Large Company Value Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.35	$12.38	$13.04	$14.58	$16.65	$14.66
Net investment income	0.10	0.22	0.26	0.29 [1]	0.24	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.72	5.25	(0.55)	(0.14)	1.30	1.94
Total from investment operations	0.82	5.47	(0.29)	0.15	1.54	2.13
Distributions to shareholders from
Net investment income	(0.10)	(0.24)	(0.30)	(0.31)	(0.23)	(0.14)
Net realized gains	(5.08)	(0.26)	(0.07)	(1.38)	(3.38)	0.00
Total distributions to shareholders	(5.18)	(0.50)	(0.37)	(1.69)	(3.61)	(0.14)
Net asset value, end of period	$12.99	$17.35	$12.38	$13.04	$14.58	$16.65
Total return[2]	5.23%	44.84%	(2.20)%	1.86%	9.77%	14.61%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.63%	0.66%	0.63%	0.62%	0.74%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.61%
Net investment income	1.40%	1.56%	1.96%	2.14%	1.60%	1.21%
Supplemental data
Portfolio turnover rate	179%	488%	366%	221%	258%	221%
Net assets, end of period (000s omitted)	$4,550	$4,051	$2,142	$2,948	$17,606	$16,321

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Large Company Value Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Company Value Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

Allspring Large Company Value Fund  |  23

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $239,097,690 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$17,254,089
Gross unrealized losses	(5,959,847)
Net unrealized gains	$11,294,242
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

24  |  Allspring Large Company Value Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 19,073,988	$0	$0	$ 19,073,988
Consumer discretionary	9,025,107	0	0	9,025,107
Consumer staples	18,378,754	0	0	18,378,754
Energy	14,887,323	0	0	14,887,323
Financials	53,830,605	0	0	53,830,605
Health care	45,893,132	0	0	45,893,132
Industrials	31,498,914	0	0	31,498,914
Information technology	23,061,182	0	0	23,061,182
Materials	5,024,319	0	0	5,024,319
Real estate	12,125,056	0	0	12,125,056
Utilities	14,552,943	0	0	14,552,943
Short-term investments
Investment companies	3,236,269	0	0	3,236,269
Total assets	$250,587,592	$0	$0	$250,587,592
Liabilities
Futures contracts	$ 195,660	$0	$0	$ 195,660
Total liabilities	$ 195,660	$0	$0	$ 195,660
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment

Allspring Large Company Value Fund  |  25

Notes to financial statements (unaudited)
objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.83%
Class C	1.58
Class R6	0.40
Administrator Class	0.75
Institutional Class	0.50

26  |  Allspring Large Company Value Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2022, Allspring Funds Distributor received $1,427 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $448,492,670 and $461,542,631, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund did not have any securities on loan.
7. DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2022, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $4,398,842 in long futures contracts during the six months ended January 31, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2022, there were no borrowings by the Fund under the agreement.

Allspring Large Company Value Fund  |  27

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

28  |  Allspring Large Company Value Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On October 15, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	6,391,797
Shares voted “Against”	720,257
Shares voted “Abstain”	782,456
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	6,315,431
Shares voted “Against”	765,982
Shares voted “Abstain”	813,097
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Large Company Value Fund  |  29

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30  |  Allspring Large Company Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Large Company Value Fund  |  31

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32  |  Allspring Large Company Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00713 03-22
SA210/SAR210 01-22

Semi-Annual Report
January 31, 2022
Allspring
Low Volatility U.S. Equity Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Low Volatility U.S. Equity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Low Volatility U.S. Equity Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Low Volatility U.S. Equity Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Low Volatility U.S. Equity Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Low Volatility U.S. Equity Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information

Allspring Low Volatility U.S. Equity Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Bein, CFA®‡, Ryan Brown, CFA®‡, Harindra de Silva, Ph.D., CFA®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WLVLX)	10-31-2016	8.69	8.46	9.20	15.33	9.75	10.44	1.20	0.73
Class C (WLVKX)	10-31-2016	13.37	8.95	9.61	14.37	8.95	9.61	1.95	1.48
Class R6 (WLVJX)	10-31-2016	–	–	–	15.77	10.22	10.89	0.77	0.30
Administrator Class (WLVDX)	10-31-2016	–	–	–	15.25	9.82	10.49	1.12	0.65
Institutional Class (WLVOX)	10-31-2016	–	–	–	15.64	10.10	10.77	0.87	0.40
Russell 1000® Index[3]	–	–	–	–	20.32	16.59	17.45 *	–	–

*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.73% for Class A, 1.48% for Class C, 0.30% for Class R6, 0.65% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Low Volatility U.S. Equity Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
The Hershey Company	2.65
General Dynamics Corporation	2.64
AbbVie Incorporated	2.64
Colgate-Palmolive Company	2.62
Berkshire Hathaway Incorporated Class B	2.58
The Coca-Cola Company	2.57
Marsh & McLennan Companies Incorporated	2.31
The Procter & Gamble Company	2.30
Omnicom Group Incorporated	2.26
C.H. Robinson Worldwide Incorporated	2.05
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Low Volatility U.S. Equity Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,026.24	$3.68	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Class C
Actual	$1,000.00	$1,021.39	$7.54	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.74	$7.53	1.48%
Class R6
Actual	$1,000.00	$1,027.89	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$1,025.50	$3.32	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Institutional Class
Actual	$1,000.00	$1,026.86	$2.04	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Low Volatility U.S. Equity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.77%
Communication services: 10.41%
Diversified telecommunication services: 1.36%
Verizon Communications Incorporated	2,399	$ 127,699
Entertainment: 2.09%
Electronic Arts Incorporated	528	70,044
World Wrestling Entertainment Incorporated Class A	2,511	125,399
		195,443
Interactive media & services: 2.47%
Alphabet Incorporated Class A †	31	83,888
Alphabet Incorporated Class C †	37	100,417
Meta Platforms Incorporated Class A †	148	46,362
		230,667
Media: 4.49%
Fox Corporation Class A	2,036	82,682
Fox Corporation Class B	2,123	78,933
Interpublic Group of Companies Incorporated	1,308	46,486
Omnicom Group Incorporated	2,809	211,686
		419,787
Consumer discretionary: 5.08%
Auto components: 0.65%
Gentex Corporation	1,940	60,916
Diversified consumer services: 1.56%
Frontdoor Incorporated †	655	23,777
Grand Canyon Education Incorporated †	564	47,196
Service Corporation International	1,211	74,743
		145,716
Hotels, restaurants & leisure: 1.13%
Choice Hotels International Incorporated	122	17,495
Vail Resorts Incorporated	318	88,118
		105,613
Household durables: 0.09%
Garmin Limited	70	8,709
Multiline retail: 1.62%
Target Corporation	688	151,656
Textiles, apparel & luxury goods: 0.03%
Nike Incorporated Class B	18	2,665
Consumer staples: 29.11%
Beverages: 3.22%
PepsiCo Incorporated	350	60,732
The Coca-Cola Company	3,943	240,562
		301,294
The accompanying notes are an integral part of these financial statements.

Allspring Low Volatility U.S. Equity Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Food & staples retailing: 4.26%
Albertsons Companies LLC	353	$ 9,937
Costco Wholesale Corporation	234	118,200
The Kroger Company	2,650	115,514
Walmart Incorporated	1,108	154,909
		398,560
Food products: 13.86%
Bunge Limited	709	70,092
Campbell Soup Company	891	39,311
ConAgra Foods Incorporated	239	8,308
Flowers Foods Incorporated	6,156	173,168
General Mills Incorporated	2,579	177,126
Hormel Foods Corporation	3,370	159,974
Mondelez International Incorporated Class A	1,015	68,035
The Hershey Company	1,259	248,111
The J.M. Smucker Company	1,172	164,760
Tyson Foods Incorporated Class A	2,064	187,597
		1,296,482
Household products: 7.77%
Church & Dwight Company Incorporated	961	98,647
Colgate-Palmolive Company	2,971	244,959
Reynolds Consumer Products Incorporated	2,042	61,811
The Clorox Company	628	105,416
The Procter & Gamble Company	1,342	215,324
		726,157
Energy: 1.66%
Oil, gas & consumable fuels: 1.66%
Cheniere Energy Incorporated	541	60,538
ConocoPhillips	166	14,711
EOG Resources Incorporated	691	77,033
Exxon Mobil Corporation	37	2,811
		155,093
Financials: 10.56%
Banks: 1.05%
First Hawaiian Incorporated	143	4,054
JPMorgan Chase & Company	108	16,049
Zions Bancorporation	1,155	78,332
		98,435
Capital markets: 3.60%
Cboe Global Markets Incorporated	963	114,144
Morningstar Incorporated	433	124,449
VIRTU Financial Incorporated Class A	3,161	97,770
		336,363
Consumer finance: 0.79%
Credit Acceptance Corporation †	137	73,920
Diversified financial services: 2.58%
Berkshire Hathaway Incorporated Class B †	770	241,025
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Low Volatility U.S. Equity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Insurance: 2.31%
Marsh & McLennan Companies Incorporated	1,405	$ 215,864
Mortgage REITs: 0.23%
AGNC Investment Corporation	1,479	22,022
Health care: 16.84%
Biotechnology: 6.63%
AbbVie Incorporated	1,805	247,087
Gilead Sciences Incorporated	2,697	185,230
Horizon Therapeutics plc †	465	43,398
Regeneron Pharmaceuticals Incorporated †	70	42,601
United Therapeutics Corporation †	505	101,944
		620,260
Health care equipment & supplies: 1.04%
Dentsply Sirona Incorporated	1,825	97,492
Health care providers & services: 3.43%
CVS Health Corporation	1,057	112,581
Henry Schein Incorporated †	594	44,728
Premier Incorporated Class A	4,281	163,620
		320,929
Life sciences tools & services: 2.15%
Danaher Corporation	266	76,020
QIAGEN NV †	2,515	124,467
		200,487
Pharmaceuticals: 3.59%
Johnson & Johnson	818	140,933
Merck & Company Incorporated	397	32,348
Pfizer Incorporated	3,082	162,391
		335,672
Industrials: 13.02%
Aerospace & defense: 3.81%
BWX Technologies Incorporated	123	5,475
General Dynamics Corporation	1,165	247,097
Huntington Ingalls Industries Incorporated	175	32,760
Northrop Grumman Corporation	191	70,651
		355,983
Air freight & logistics: 3.77%
C.H. Robinson Worldwide Incorporated	1,832	191,719
Expeditors International of Washington Incorporated	1,409	161,302
		353,021
Commercial services & supplies: 0.11%
Rollins Incorporated	322	9,934
Industrial conglomerates: 0.45%
Roper Technologies Incorporated	96	41,967
The accompanying notes are an integral part of these financial statements.

Allspring Low Volatility U.S. Equity Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Machinery: 0.99%
Cummins Incorporated	192	$ 42,409
Otis Worldwide Corporation	587	50,147
		92,556
Professional services: 2.84%
Booz Allen Hamilton Holding Corporation	122	9,361
FTI Consulting Incorporated †	698	101,775
Robert Half International Incorporated	1,360	154,034
		265,170
Road & rail: 1.05%
AMERCO	56	34,101
J.B. Hunt Transport Services Incorporated	270	51,986
Old Dominion Freight Line Incorporated	41	12,379
		98,466
Information technology: 5.22%
Communications equipment: 0.06%
Juniper Networks Incorporated	156	5,432
IT services: 2.48%
Amdocs Limited	1,445	109,661
Broadridge Financial Solutions Incorporated	765	121,803
		231,464
Software: 2.68%
CDK Global Incorporated	2,426	104,245
Datto Holding Corporation †	912	22,718
Microsoft Corporation	399	124,081
		251,044
Materials: 2.24%
Chemicals: 1.81%
NewMarket Corporation	333	112,577
The Sherwin-Williams Company	103	29,511
Valvoline Incorporated	826	27,208
		169,296
Containers & packaging: 0.43%
Crown Holdings Incorporated	28	3,203
Packaging Corporation of America	244	36,754
		39,957
Real estate: 3.59%
Equity REITs: 3.19%
CubeSmart	860	43,636
Extra Space Storage Incorporated	352	69,763
Life Storage Incorporated	324	43,724
Public Storage Incorporated	394	141,261
		298,384
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Low Volatility U.S. Equity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Real estate management & development: 0.40%
Jones Lang LaSalle Incorporated †	150	$ 37,619
Utilities: 1.04%
Electric utilities: 0.74%
American Electric Power Company Incorporated	121	10,938
Hawaiian Electric Industries Incorporated	1,363	57,928
		68,866
Gas utilities: 0.25%
UGI Corporation	509	23,083
Multi-utilities: 0.05%
MDU Resources Group Incorporated	176	5,169
Total Common stocks (Cost $8,224,426)		9,236,337

		Yield
Short-term investments: 1.27%
Investment companies: 1.27%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	118,738	118,738
Total Short-term investments (Cost $118,738)				118,738
Total investments in securities (Cost $8,343,164)	100.04%			9,355,075
Other assets and liabilities, net	(0.04)			(3,305)
Total net assets	100.00%			$9,351,770

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$289,729	$3,518,334	$(3,689,325)	$0	$0	$118,738	118,738	$22
The accompanying notes are an integral part of these financial statements.

Allspring Low Volatility U.S. Equity Fund  |  13

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $8,224,426)	$ 9,236,337
Investments in affiliated securities, at value (cost $118,738)	118,738
Receivable for dividends	13,756
Receivable from manager	10,326
Receivable for Fund shares sold	296
Prepaid expenses and other assets	23,519
Total assets	9,402,972
Liabilities
Shareholder report expenses payable	24,666
Professional fees payable	17,208
Custody and accounting fees payable	2,747
Trustees’ fees and expenses payable	1,335
Administration fees payable	1,145
Distribution fee payable	180
Accrued expenses and other liabilities	3,921
Total liabilities	51,202
Total net assets	$9,351,770
Net assets consist of
Paid-in capital	$ 7,777,845
Total distributable earnings	1,573,925
Total net assets	$9,351,770
Computation of net asset value and offering price per share
Net assets – Class A	$ 2,108,873
Shares outstanding – Class A1	252,701
Net asset value per share – Class A	$8.35
Maximum offering price per share – Class A2	$8.86
Net assets – Class C	$ 389,445
Shares outstanding – Class C1	47,297
Net asset value per share – Class C	$8.23
Net assets – Class R6	$ 1,445,951
Shares outstanding – Class R6[1]	172,961
Net asset value per share – Class R6	$8.36
Net assets – Administrator Class	$ 252,509
Shares outstanding – Administrator Class[1]	30,300
Net asset value per share – Administrator Class	$8.33
Net assets – Institutional Class	$ 5,154,992
Shares outstanding – Institutional Class[1]	621,636
Net asset value per share – Institutional Class	$8.29
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Low Volatility U.S. Equity Fund

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends	$ 113,183
Income from affiliated securities	22
Total investment income	113,205
Expenses
Management fee	25,102
Administration fees
Class A	2,843
Class C	430
Class R6	214
Administrator Class	162
Institutional Class	5,045
Shareholder servicing fees
Class A	3,384
Class C	512
Administrator Class	311
Distribution fee
Class C	1,124
Custody and accounting fees	3,816
Professional fees	20,758
Registration fees	21,554
Shareholder report expenses	2,730
Trustees’ fees and expenses	9,663
Other fees and expenses	3,310
Total expenses	100,958
Less: Fee waivers and/or expense reimbursements
Fund-level	(60,571)
Class A	(2,928)
Class C	(431)
Class R6	(214)
Administrator Class	(473)
Institutional Class	(5,045)
Net expenses	31,296
Net investment income	81,909
Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,343,077
Net change in unrealized gains (losses) on investments	(1,043,557)
Net realized and unrealized gains (losses) on investments	299,520
Net increase in net assets resulting from operations	$ 381,429
The accompanying notes are an integral part of these financial statements.

Allspring Low Volatility U.S. Equity Fund  |  15

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment income		$ 81,909		$ 696,794
Net realized gains on investments		1,343,077		13,794,441
Net change in unrealized gains (losses) on investments		(1,043,557)		(5,472,915)
Net increase in net assets resulting from operations		381,429		9,018,320
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,208,140)		(13,576)
Class C		(168,325)		(114)
Class R6		(618,346)		(12,328)
Administrator Class		(107,600)		(1,313)
Institutional Class		(2,746,269)		(481,314)
Total distributions to shareholders		(4,848,680)		(508,645)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	38,594	441,874	131,593	1,667,755
Class C	2,743	37,860	7,236	89,669
Administrator Class	0	0	7,531	90,826
Institutional Class	2,473	33,751	163,120	2,061,233
		513,485		3,909,483
Reinvestment of distributions
Class A	142,219	1,208,140	1,023	12,867
Class C	20,228	168,325	6	81
Class R6	72,481	618,346	0	0
Administrator Class	12,682	107,600	45	563
Institutional Class	321,902	2,746,269	6,296	79,285
		4,848,680		92,796
Payment for shares redeemed
Class A	(134,838)	(1,300,702)	(66,528)	(866,303)
Class C	(4,891)	(60,689)	(9,776)	(125,511)
Institutional Class	(702,656)	(9,143,566)	(3,570,072)	(48,894,076)
		(10,504,957)		(49,885,890)
Net decrease in net assets resulting from capital share transactions		(5,142,792)		(45,883,611)
Total decrease in net assets		(9,610,043)		(37,373,936)
Net assets
Beginning of period		18,961,813		56,335,749
End of period		$ 9,351,770		$ 18,961,813
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Low Volatility U.S. Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$13.98	$12.00	$12.09	$11.56	$11.21	$10.00
Net investment income	0.06 [2]	0.13	0.14	0.19	0.16	0.13
Net realized and unrealized gains (losses) on investments	0.19	1.92	0.31	1.17	0.54	1.12
Total from investment operations	0.25	2.05	0.45	1.36	0.70	1.25
Distributions to shareholders from
Net investment income	(0.33)	(0.07)	(0.19)	(0.18)	(0.17)	(0.04)
Net realized gains	(5.55)	(0.00) [3]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(5.88)	(0.07)	(0.54)	(0.83)	(0.35)	(0.04)
Net asset value, end of period	$8.35	$13.98	$12.00	$12.09	$11.56	$11.21
Total return[4]	2.62%	17.16%	3.76%	12.87%	6.32%	12.53%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.21%	1.34%	1.50%	1.55%	1.61%
Net expenses	0.72%	0.71%	0.71%	0.76%	0.83%	0.82%
Net investment income	1.08%	1.15%	1.29%	1.83%	1.53%	1.78%
Supplemental data
Portfolio turnover rate	44%	108%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$2,109	$2,889	$1,687	$1,539	$1,312	$1,096

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Low Volatility U.S. Equity Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$13.84	$11.89	$12.01	$11.49	$11.16	$10.00
Net investment income	0.02 [2]	0.05	0.05	0.11	0.08	0.08
Net realized and unrealized gains (losses) on investments	0.17	1.90	0.30	1.17	0.52	1.11
Total from investment operations	0.19	1.95	0.35	1.28	0.60	1.19
Distributions to shareholders from
Net investment income	(0.25)	0.00	(0.12)	(0.11)	(0.09)	(0.03)
Net realized gains	(5.55)	(0.00) [3]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(5.80)	(0.00) [3]	(0.47)	(0.76)	(0.27)	(0.03)
Net asset value, end of period	$8.23	$13.84	$11.89	$12.01	$11.49	$11.16
Total return[4]	2.14%	16.43%	2.89%	12.15%	5.45%	11.91%
Ratios to average net assets (annualized)
Gross expenses	2.48%	1.78%	1.93%	2.18%	2.31%	2.40%
Net expenses	1.48%	1.47%	1.48%	1.51%	1.58%	1.58%
Net investment income	0.35%	0.37%	0.52%	1.10%	0.76%	1.01%
Supplemental data
Portfolio turnover rate	44%	108%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$389	$404	$377	$305	$187	$112

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Low Volatility U.S. Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$14.00	$12.01	$12.11	$11.58	$11.24	$10.00
Net investment income	0.09 [2]	0.20	0.20	0.26	0.22	0.18
Net realized and unrealized gains (losses) on investments	0.18	1.91	0.30	1.15	0.52	1.11
Total from investment operations	0.27	2.11	0.50	1.41	0.74	1.29
Distributions to shareholders from
Net investment income	(0.36)	(0.12)	(0.25)	(0.23)	(0.22)	(0.05)
Net realized gains	(5.55)	(0.00) [3]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(5.91)	(0.12)	(0.60)	(0.88)	(0.40)	(0.05)
Net asset value, end of period	$8.36	$14.00	$12.01	$12.11	$11.58	$11.24
Total return[4]	2.79%	17.71%	4.10%	13.39%	6.70%	12.94%
Ratios to average net assets (annualized)
Gross expenses	1.52%	0.78%	0.91%	1.07%	1.12%	1.22%
Net expenses	0.30%	0.30%	0.30%	0.33%	0.40%	0.40%
Net investment income	1.52%	1.53%	1.71%	2.27%	1.96%	2.19%
Supplemental data
Portfolio turnover rate	44%	108%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$1,446	$1,406	$1,207	$1,217	$1,164	$1,129

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Low Volatility U.S. Equity Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$13.97	$11.98	$12.08	$11.55	$11.21	$10.00
Net investment income	0.07 [2]	0.16 [2]	0.16	0.22	0.18	0.15
Net realized and unrealized gains (losses) on investments	0.18	1.90	0.30	1.15	0.53	1.10
Total from investment operations	0.25	2.06	0.46	1.37	0.71	1.25
Distributions to shareholders from
Net investment income	(0.34)	(0.07)	(0.21)	(0.19)	(0.19)	(0.04)
Net realized gains	(5.55)	(0.00) [3]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(5.89)	(0.07)	(0.56)	(0.84)	(0.37)	(0.04)
Net asset value, end of period	$8.33	$13.97	$11.98	$12.08	$11.55	$11.21
Total return[4]	2.55%	17.30%	3.77%	13.00%	6.36%	12.57%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.13%	1.26%	1.42%	1.47%	1.57%
Net expenses	0.65%	0.65%	0.65%	0.68%	0.75%	0.75%
Net investment income	1.17%	1.23%	1.36%	1.92%	1.61%	1.87%
Supplemental data
Portfolio turnover rate	44%	108%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$253	$246	$120	$121	$116	$113

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Low Volatility U.S. Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$14.02	$12.03	$12.11	$11.58	$11.23	$10.00
Net investment income	0.09 [2]	0.18 [2]	0.19 [2]	0.25	0.20	0.16
Net realized and unrealized gains (losses) on investments	0.17	1.92	0.29	1.15	0.54	1.12
Total from investment operations	0.26	2.10	0.48	1.40	0.74	1.28
Distributions to shareholders from
Net investment income	(0.44)	(0.11)	(0.21)	(0.22)	(0.21)	(0.05)
Net realized gains	(5.55)	(0.00) [3]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(5.99)	(0.11)	(0.56)	(0.87)	(0.39)	(0.05)
Net asset value, end of period	$8.29	$14.02	$12.03	$12.11	$11.58	$11.23
Total return[4]	2.69%	17.58%	4.01%	13.28%	6.64%	12.82%
Ratios to average net assets (annualized)
Gross expenses	1.46%	0.87%	1.00%	1.17%	1.22%	1.31%
Net expenses	0.40%	0.40%	0.40%	0.43%	0.50%	0.50%
Net investment income	1.40%	1.40%	1.59%	2.17%	1.87%	2.09%
Supplemental data
Portfolio turnover rate	44%	108%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$5,155	$14,015	$52,944	$36,533	$35,593	$33,169

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Low Volatility U.S. Equity Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Low Volatility U.S. Equity Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

22  |  Allspring Low Volatility U.S. Equity Fund

Notes to financial statements (unaudited)
collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $8,342,480 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,204,247
Gross unrealized losses	(191,652)
Net unrealized gains	$1,012,595
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Low Volatility U.S. Equity Fund  |  23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 973,596	$0	$0	$ 973,596
Consumer discretionary	475,275	0	0	475,275
Consumer staples	2,722,493	0	0	2,722,493
Energy	155,093	0	0	155,093
Financials	987,629	0	0	987,629
Health care	1,574,840	0	0	1,574,840
Industrials	1,217,097	0	0	1,217,097
Information technology	487,940	0	0	487,940
Materials	209,253	0	0	209,253
Real estate	336,003	0	0	336,003
Utilities	97,118	0	0	97,118
Short-term investments
Investment companies	118,738	0	0	118,738
Total assets	$9,355,075	$0	$0	$9,355,075
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.12% as the average daily net assets of the Fund increase.

24  |  Allspring Low Volatility U.S. Equity Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.73%
Class C	1.48
Class R6	0.30
Administrator Class	0.65
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended January 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Allspring Low Volatility U.S. Equity Fund  |  25

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $5,707,911 and $15,477,205, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the consumer staples sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
11. SUBSEQUENT EVENT
At a meeting held on February 23-24, 2022, the Board of Trustees unanimously approved the liquidation of the Fund. The liquidation is expected to occur after close of business on or about April 22, 2022.

26  |  Allspring Low Volatility U.S. Equity Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Low Volatility U.S. Equity Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Low Volatility U.S. Equity Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Low Volatility U.S. Equity Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Low Volatility U.S. Equity Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00714 03-22
SA270/SAR270 01-22

Semi-Annual Report
January 31, 2022
Allspring Omega Growth Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Omega Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Omega Growth Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Omega Growth Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Omega Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Omega Growth Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information
Notice to Shareholders
At a meeting held February 23-24, 2022, the Board of Trustees of the Allspring Funds approved changing the name of the Fund from Allspring Omega Growth Fund to Allspring Discovery All Cap Growth Fund to be effective on or about May 2, 2022. There will be no change to the Fund’s investment process because of the name change.

Allspring Omega Growth Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA®‡, Christopher J. Warner, CFA®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKOAX)	4-29-1968	-4.59	18.46	14.79	1.23	19.87	15.47	1.26	1.26
Class C (EKOCX)	8-2-1993	-0.52	19.05	14.65	0.48	19.05	14.65	2.01	2.01
Class R (EKORX)	10-10-2003	–	–	–	0.99	19.58	15.19	1.51	1.51
Administrator Class (EOMYX)	1-13-1997	–	–	–	1.38	20.08	15.71	1.18	1.10
Institutional Class (EKONX)	7-30-2010	–	–	–	1.63	20.38	16.00	0.93	0.85
Russell 3000® Growth Index[3]	–	–	–	–	15.13	21.49	17.59	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.26% for Class A, 2.01% for Class C, 1.51% for Class R, 1.10% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Russell 3000® Growth Index measures the performance of those Russell 3000 ® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller - company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Omega Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
Microsoft Corporation	9.61
Amazon.com Incorporated	8.08
Alphabet Incorporated Class A	6.18
Visa Incorporated Class A	3.86
The Home Depot Incorporated	2.89
UnitedHealth Group Incorporated	2.34
ServiceNow Incorporated	2.09
Chipotle Mexican Grill Incorporated	2.06
Intuitive Surgical Incorporated	2.04
Spotify Technology	2.00
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Omega Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 876.50	$ 5.86	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$ 6.31	1.24%
Class C
Actual	$1,000.00	$ 873.10	$ 9.40	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$10.11	1.99%
Class R
Actual	$1,000.00	$ 875.35	$ 7.00	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.74	$ 7.53	1.48%
Administrator Class
Actual	$1,000.00	$ 877.08	$ 5.20	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$ 5.60	1.10%
Institutional Class
Actual	$1,000.00	$ 878.16	$ 4.02	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$ 4.33	0.85%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Omega Growth Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.62%
Communication services: 13.39%
Entertainment: 3.96%
Netflix Incorporated †	28,400	$ 12,130,776
Roku Incorporated †	45,300	7,431,465
Spotify Technology †	101,400	19,900,764
		39,463,005
Interactive media & services: 9.43%
Alphabet Incorporated Class A †	22,747	61,554,974
Alphabet Incorporated Class C †	2,085	5,658,627
Match Group Incorporated †	143,132	16,130,976
ZoomInfo Technologies Incorporated †	199,200	10,529,712
		93,874,289
Consumer discretionary: 18.79%
Auto components: 1.23%
Aptiv plc †	89,700	12,251,226
Automobiles: 1.23%
Ferrari NV	53,000	12,240,880
Hotels, restaurants & leisure: 2.06%
Chipotle Mexican Grill Incorporated †	13,800	20,501,004
Internet & direct marketing retail: 10.48%
Amazon.com Incorporated †	26,914	80,512,424
Doordash Incorporated †	69,300	7,864,857
MercadoLibre Incorporated †	14,142	16,009,593
		104,386,874
Specialty retail: 2.89%
The Home Depot Incorporated	78,313	28,739,305
Textiles, apparel & luxury goods: 0.90%
lululemon athletica Incorporated †	27,000	9,011,520
Financials: 2.76%
Capital markets: 2.76%
Intercontinental Exchange Incorporated	130,130	16,482,266
MarketAxess Holdings Incorporated	32,063	11,045,062
		27,527,328
Health care: 12.88%
Health care equipment & supplies: 8.55%
ABIOMED Incorporated †	31,300	9,260,731
Align Technology Incorporated †	32,834	16,251,517
DexCom Incorporated †	42,000	18,080,160
Edwards Lifesciences Corporation †	113,600	12,405,120
Inari Medical Incorporated †	118,800	8,738,928
Intuitive Surgical Incorporated †	71,600	20,347,288
		85,083,744
The accompanying notes are an integral part of these financial statements.

Allspring Omega Growth Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Health care providers & services: 3.55%
Centene Corporation †	155,500	$ 12,091,680
UnitedHealth Group Incorporated	49,269	23,283,051
		35,374,731
Health care technology: 0.78%
Doximity Incorporated Class A †	171,187	7,800,992
Industrials: 5.11%
Commercial services & supplies: 1.68%
Waste Connections Incorporated	133,898	16,697,081
Professional services: 1.54%
Equifax Incorporated	64,100	15,368,616
Road & rail: 1.89%
Union Pacific Corporation	76,857	18,795,379
Information technology: 42.82%
Communications equipment: 1.59%
Motorola Solutions Incorporated	68,300	15,841,502
Electronic equipment, instruments & components: 4.08%
Cognex Corporation	155,600	10,341,176
Teledyne Technologies Incorporated †	33,800	14,244,334
Zebra Technologies Corporation Class A †	31,500	16,037,280
		40,622,790
IT services: 14.68%
Adyen NV ADR †	399,200	8,111,744
EPAM Systems Incorporated †	32,863	15,647,389
Fiserv Incorporated †	142,340	15,045,338
MongoDB Incorporated †	45,500	18,432,505
PayPal Holdings Incorporated †	114,138	19,624,888
Snowflake Incorporated Class A †	36,500	10,070,350
Square Incorporated Class A †	109,667	13,411,177
Twilio Incorporated Class A †	35,800	7,379,096
Visa Incorporated Class A	169,799	38,403,440
		146,125,927
Software: 22.47%
Atlassian Corporation plc Class A †	49,500	16,054,830
Autodesk Incorporated †	53,800	13,438,702
Bill.com Holdings Incorporated †	57,200	10,765,612
Black Knight Incorporated †	214,873	16,029,526
Cadence Design Systems Incorporated †	121,600	18,500,224
Crowdstrike Holdings Incorporated Class A †	66,900	12,084,816
Datadog Incorporated Class A †	82,000	11,981,020
Microsoft Corporation	307,650	95,672,995
ServiceNow Incorporated †	35,500	20,795,190
Unity Software Incorporated †	80,231	8,436,290
		223,759,205
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Omega Growth Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Materials: 1.87%
Chemicals: 1.87%
The Sherwin-Williams Company	64,862	$ 18,583,612
Total Common stocks (Cost $487,777,258)		972,049,010

		Yield
Short-term investments: 1.78%
Investment companies: 1.78%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	17,684,580	17,684,580
Total Short-term investments (Cost $17,684,580)				17,684,580
Total investments in securities (Cost $505,461,838)	99.40%			989,733,590
Other assets and liabilities, net	0.60			5,956,517
Total net assets	100.00%			$995,690,107

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,533,406	$127,309,700	$(113,158,526)	$0	$0	$ 17,684,580	17,684,580	$ 2,072
Securities Lending Cash Investments LLC	0	25,681,450	(25,681,450)	0	0	0	0	732 #
				$0	$0	$17,684,580		$2,804

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Omega Growth Fund  |  11

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $487,777,258)	$ 972,049,010
Investments in affiliated securities, at value (cost $17,684,580)	17,684,580
Receivable for investments sold	11,204,016
Receivable for Fund shares sold	74,696
Receivable for dividends	18,682
Prepaid expenses and other assets	57,711
Total assets	1,001,088,695
Liabilities
Payable for investments purchased	3,198,975
Payable for Fund shares redeemed	1,076,053
Management fee payable	669,402
Administration fees payable	175,356
Distribution fees payable	7,349
Accrued expenses and other liabilities	271,453
Total liabilities	5,398,588
Total net assets	$ 995,690,107
Net assets consist of
Paid-in capital	$ 481,901,384
Total distributable earnings	513,788,723
Total net assets	$ 995,690,107
Computation of net asset value and offering price per share
Net assets – Class A	$ 850,710,550
Shares outstanding – Class A1	13,247,806
Net asset value per share – Class A	$64.22
Maximum offering price per share – Class A2	$68.14
Net assets – Class C	$ 9,797,538
Shares outstanding – Class C1	282,424
Net asset value per share – Class C	$34.69
Net assets – Class R	$ 4,551,393
Shares outstanding – Class R1	77,431
Net asset value per share – Class R	$58.78
Net assets – Administrator Class	$ 29,664,439
Shares outstanding – Administrator Class[1]	408,606
Net asset value per share – Administrator Class	$72.60
Net assets – Institutional Class	$ 100,966,187
Shares outstanding – Institutional Class[1]	1,323,619
Net asset value per share – Institutional Class	$76.28
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Omega Growth Fund

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $13,947)	$ 1,763,970
Income from affiliated securities	13,716
Total investment income	1,777,686
Expenses
Management fee	4,467,561
Administration fees
Class A	1,050,030
Class C	13,942
Class R	5,440
Administrator Class	23,563
Institutional Class	74,398
Shareholder servicing fees
Class A	1,250,036
Class C	16,557
Class R	6,311
Administrator Class	43,518
Distribution fees
Class C	49,417
Class R	6,311
Custody and accounting fees	21,306
Professional fees	22,369
Registration fees	22,310
Shareholder report expenses	39,593
Trustees’ fees and expenses	9,663
Other fees and expenses	11,829
Total expenses	7,134,154
Less: Fee waivers and/or expense reimbursements
Fund-level	(24,702)
Class A	(8,363)
Class C	(11)
Administrator Class	(5,828)
Institutional Class	(19,223)
Net expenses	7,076,027
Net investment loss	(5,298,341)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	81,635,852
Net change in unrealized gains (losses) on investments	(216,389,032)
Net realized and unrealized gains (losses) on investments	(134,753,180)
Net decrease in net assets resulting from operations	$(140,051,521)
The accompanying notes are an integral part of these financial statements.

Allspring Omega Growth Fund  |  13

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment loss		$ (5,298,341)		$ (9,209,315)
Payment from affiliate		0		77,039
Net realized gains on investments		81,635,852		125,000,255
Net change in unrealized gains (losses) on investments		(216,389,032)		214,581,974
Net increase (decrease) in net assets resulting from operations		(140,051,521)		330,449,953
Distributions to shareholders from
Net investment income and net realized gains
Class A		(121,148,916)		(52,646,623)
Class C		(2,406,526)		(1,658,736)
Class R		(676,869)		(283,298)
Administrator Class		(3,927,696)		(1,791,540)
Institutional Class		(11,872,753)		(5,339,881)
Total distributions to shareholders		(140,032,760)		(61,720,078)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	141,960	11,097,820	350,374	25,590,993
Class C	15,916	692,588	14,718	664,929
Class R	2,556	178,886	11,943	814,900
Administrator Class	4,307	372,772	48,988	3,916,369
Institutional Class	105,804	9,608,232	195,561	16,423,930
		21,950,298		47,411,121
Reinvestment of distributions
Class A	1,570,459	116,182,478	720,490	50,390,977
Class C	60,148	2,406,526	39,414	1,656,177
Class R	9,970	675,390	4,084	265,103
Administrator Class	44,622	3,731,324	20,456	1,592,066
Institutional Class	133,993	11,768,627	65,296	5,297,486
		134,764,345		59,201,809
Payment for shares redeemed
Class A	(674,990)	(53,091,658)	(1,180,768)	(86,101,997)
Class C	(112,800)	(5,391,886)	(279,810)	(12,508,398)
Class R	(3,064)	(234,276)	(24,737)	(1,723,435)
Administrator Class	(40,650)	(3,427,278)	(69,000)	(5,807,302)
Institutional Class	(115,141)	(10,812,159)	(280,092)	(23,718,471)
		(72,957,257)		(129,859,603)
Net increase (decrease) in net assets resulting from capital share transactions		83,757,386		(23,246,673)
Total increase (decrease) in net assets		(196,326,895)		245,483,202
Net assets
Beginning of period		1,192,017,002		946,533,800
End of period		$ 995,690,107		$1,192,017,002
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Omega Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$83.33	$64.95	$55.19	$54.77	$49.43	$42.73
Net investment loss	(0.38) [1]	(0.65)	(0.38) [1]	(0.33) [1]	(0.32) [1]	(0.22) [1]
Payment from affiliate	0.00	0.00 [2]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(8.57)	23.40	13.24	6.56	12.57	8.07
Total from investment operations	(8.95)	22.75	12.86	6.23	12.25	7.85
Distributions to shareholders from
Net realized gains	(10.16)	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)
Net asset value, end of period	$64.22	$83.33	$64.95	$55.19	$54.77	$49.43
Total return[3]	(12.35)%	36.32% [4]	24.55%	13.89%	26.86%	18.88%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%	1.28%	1.28%	1.28%	1.28%
Net expenses	1.24%	1.26%	1.28%	1.28%	1.28%	1.28%
Net investment loss	(0.94)%	(0.90)%	(0.68)%	(0.64)%	(0.63)%	(0.50)%
Supplemental data
Portfolio turnover rate	16%	24%	23%	39%	48%	76%
Net assets, end of period (000s omitted)	$850,711	$1,017,512	$800,199	$714,411	$662,751	$581,967

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had an impact of less than 0.005% on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Allspring Omega Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$49.82	$40.52	$35.83	$38.02	$36.47	$32.07
Net investment loss	(0.39) [1]	(0.72) [1]	(0.50) [1]	(0.48) [1]	(0.50) [1]	(0.41) [1]
Payment from affiliate	0.00	0.23	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(4.58)	14.16	8.29	4.10	8.96	5.96
Total from investment operations	(4.97)	13.67	7.79	3.62	8.46	5.55
Distributions to shareholders from
Net realized gains	(10.16)	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)
Net asset value, end of period	$34.69	$49.82	$40.52	$35.83	$38.02	$36.47
Total return[2]	(12.69)%	35.74% [3]	23.61%	13.04%	25.88%	18.00%
Ratios to average net assets (annualized)
Gross expenses	1.99%	2.01%	2.03%	2.03%	2.03%	2.03%
Net expenses	1.99%	2.01%	2.03%	2.03%	2.03%	2.03%
Net investment loss	(1.67)%	(1.63)%	(1.42)%	(1.40)%	(1.38)%	(1.24)%
Supplemental data
Portfolio turnover rate	16%	24%	23%	39%	48%	76%
Net assets, end of period (000s omitted)	$9,798	$15,900	$22,077	$26,122	$62,074	$62,543

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 0.62% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Omega Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$77.22	$60.60	$51.82	$51.92	$47.30	$41.04
Net investment loss	(0.44) [1]	(0.76) [1]	(0.47) [1]	(0.43) [1]	(0.43) [1]	(0.30) [1]
Net realized and unrealized gains (losses) on investments	(7.84)	21.75	12.35	6.14	11.96	7.71
Total from investment operations	(8.28)	20.99	11.88	5.71	11.53	7.41
Distributions to shareholders from
Net realized gains	(10.16)	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)
Net asset value, end of period	$58.78	$77.22	$60.60	$51.82	$51.92	$47.30
Total return[2]	(12.46)%	36.01%	24.24%	13.63%	26.53%	18.58%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.49%	1.52%	1.53%	1.53%	1.53%
Net expenses	1.48%	1.49%	1.52%	1.53%	1.53%	1.53%
Net investment loss	(1.18)%	(1.12)%	(0.91)%	(0.88)%	(0.88)%	(0.72)%
Supplemental data
Portfolio turnover rate	16%	24%	23%	39%	48%	76%
Net assets, end of period (000s omitted)	$4,551	$5,249	$4,647	$6,097	$7,494	$6,298

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Omega Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$92.83	$71.80	$60.58	$59.39	$52.99	$45.65
Net investment loss	(0.36) [1]	(0.62)	(0.30) [1]	(0.25) [1]	(0.25) [1]	(0.12) [1]
Net realized and unrealized gains (losses) on investments	(9.71)	26.02	14.62	7.25	13.56	8.61
Total from investment operations	(10.07)	25.40	14.32	7.00	13.31	8.49
Distributions to shareholders from
Net realized gains	(10.16)	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)
Net asset value, end of period	$72.60	$92.83	$71.80	$60.58	$59.39	$52.99
Total return[2]	(12.29)%	36.55%	24.78%	14.12%	27.07%	19.08%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.18%	1.20%	1.20%	1.20%	1.20%
Net expenses	1.10%	1.09%	1.09%	1.10%	1.10%	1.10%
Net investment loss	(0.79)%	(0.73)%	(0.49)%	(0.45)%	(0.45)%	(0.25)%
Supplemental data
Portfolio turnover rate	16%	24%	23%	39%	48%	76%
Net assets, end of period (000s omitted)	$29,664	$37,163	$28,712	$26,141	$24,140	$19,754

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Omega Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$96.91	$74.62	$62.69	$61.10	$54.21	$46.55
Net investment loss	(0.26) [1]	(0.40)	(0.16) [1]	(0.12) [1]	(0.11) [1]	(0.03) [1]
Net realized and unrealized gains (losses) on investments	(10.21)	27.06	15.19	7.52	13.91	8.84
Total from investment operations	(10.47)	26.66	15.03	7.40	13.80	8.81
Distributions to shareholders from
Net realized gains	(10.16)	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)
Net asset value, end of period	$76.28	$96.91	$74.62	$62.69	$61.10	$54.21
Total return[2]	(12.18)%	36.87%	25.09%	14.39%	27.39%	19.40%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.95%	0.95%	0.95%	0.95%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.55)%	(0.49)%	(0.25)%	(0.20)%	(0.20)%	(0.06)%
Supplemental data
Portfolio turnover rate	16%	24%	23%	39%	48%	76%
Net assets, end of period (000s omitted)	$100,966	$116,193	$90,900	$75,456	$64,792	$62,987

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Omega Growth Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Omega Growth Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

20  |  Allspring Omega Growth Fund

Notes to financial statements (unaudited)
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $503,840,259 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$525,439,330
Gross unrealized losses	(39,545,999)
Net unrealized gains	$485,893,331
As of July 31, 2021, the Fund had a qualified late-year ordinary loss of $1,776,224 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Omega Growth Fund  |  21

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 133,337,294	$0	$0	$ 133,337,294
Consumer discretionary	187,130,809	0	0	187,130,809
Financials	27,527,328	0	0	27,527,328
Health care	128,259,467	0	0	128,259,467
Industrials	50,861,076	0	0	50,861,076
Information technology	426,349,424	0	0	426,349,424
Materials	18,583,612	0	0	18,583,612
Short-term investments
Investment companies	17,684,580	0	0	17,684,580
Total assets	$989,733,590	$0	$0	$989,733,590
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

22  |  Allspring Omega Growth Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.76% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

Allspring Omega Growth Fund  |  23

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.26%
Class C	2.01
Class R	1.51
Administrator Class	1.10
Institutional Class	0.85
Prior to December 1, 2021, the Fund's expenses were contractually capped at 1.30%, 2.05% and 1.55% for Class A, Class C and Class R, respectively.
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2022, Allspring Funds Distributor received $5,689 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Other transactions
On August 14, 2020, Class A and Class C of the Fund was reimbursed by Allspring Funds Management in the amount of $4,497 and $72,542, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $180,646,519 and $263,109,289, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund did not have any securities on loan.

24  |  Allspring Omega Growth Fund

Notes to financial statements (unaudited)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Omega Growth Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On January 27, 2022, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	5,625,042
Shares voted “Against”	429,724
Shares voted “ABS/WHD”	663,931
Shares voted “Uninstructed”	302,155
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	5,598,266
Shares voted “Against”	436,754
Shares voted “ABS/WHD”	683,677
Shares voted “Uninstructed”	302,155
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Allspring Omega Growth Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Omega Growth Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Allspring Omega Growth Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Omega Growth Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00715 03-22
SA211/SAR211 01-22

Semi-Annual Report
January 31, 2022
Allspring Premier Large Company
Growth Fund

The views expressed and any forward-looking statements are as of January 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Premier Large Company Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Premier Large Company Growth Fund for the six-month period that ended January 31, 2022. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment, only to be dampened by persistent inflation. Bonds generally saw negative performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 3.44%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -3.27%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a return of -4.59%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -3.17%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -6.07%, the Bloomberg Municipal Bond Index6 returned -3.10%, and the ICE BofA U.S. High Yield Index,7 lost -1.54%.
Vaccination rollout drove the stock markets to new highs.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February 2021, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Premier Large Company Growth Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remained stable and corporate earnings remained robust. Consumer spending capability looked strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Key themes in the first month of 2022 were the potential U.S. interest rate hikes and the Russia-Ukraine conflict. Comments from the Fed suggested a hike in interest rates in March is now likely. Meanwhile, Russia’s potential invasion of Ukraine, could threaten to disrupt its massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation to match that being experienced in the U.S. Within fixed income, corporate bonds struggled in January and underperformed government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Premier Large Company Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Premier Large Company Growth Fund

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information

Allspring Premier Large Company Growth Fund  |  5

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA®‡, Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of January 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKJAX)	1-20-1998	-4.58	17.62	13.89	1.26	19.02	14.57	1.13	1.11
Class C (EKJCX)	1-22-1998	-0.51	18.10	13.70	0.49	18.10	13.70	1.88	1.86
Class R4 (EKJRX)[3]	11-30-2012	–	–	–	1.59	19.39	14.94	0.85	0.80
Class R6 (EKJFX)[4]	11-30-2012	–	–	–	1.73	19.57	15.10	0.70	0.65
Administrator Class (WFPDX)	7-16-2010	–	–	–	1.35	19.15	14.72	1.05	1.00
Institutional Class (EKJYX)	6-30-1999	–	–	–	1.68	19.51	15.05	0.80	0.70
Russell 1000® Growth Index	–	–	–	–	17.52	22.28	18.03	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.11% for Class A, 1.86% for Class C, 0.80% for Class R4, 0.65% for Class R6, 1.00% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R4 shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Premier Large Company Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2022[1]
Microsoft Corporation	11.97
Alphabet Incorporated Class A	8.13
Amazon.com Incorporated	6.46
MasterCard Incorporated Class A	4.35
Linde plc	2.46
The Charles Schwab Corporation	2.04
LPL Financial Holdings Incorporated	2.04
lululemon athletica Incorporated	1.89
ServiceNow Incorporated	1.88
Tradeweb Markets Incorporated Class A	1.73
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Premier Large Company Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2021 to January 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2021	Ending account value 1-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 874.97	$5.25	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class C
Actual	$1,000.00	$ 871.99	$8.78	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$9.45	1.86%
Class R4
Actual	$1,000.00	$ 876.71	$3.78	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$ 877.53	$3.08	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$ 875.44	$4.73	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class
Actual	$1,000.00	$ 877.17	$3.31	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Premier Large Company Growth Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 99.56%
Communication services: 13.36%
Entertainment: 1.39%
Live Nation Entertainment Incorporated †	365,302	$ 40,004,222
Interactive media & services: 11.97%
Alphabet Incorporated Class A †	86,589	234,315,895
Alphabet Incorporated Class C †	17,023	46,199,911
Bumble Incorporated Class A †	187,609	5,536,342
Meta Platforms Incorporated Class A †	102,163	32,003,581
ZoomInfo Technologies Incorporated †	507,763	26,840,352
		344,896,081
Consumer discretionary: 17.28%
Auto components: 0.98%
Aptiv plc †	205,840	28,113,627
Hotels, restaurants & leisure: 1.64%
Airbnb Incorporated Class A †	184,681	28,435,334
Chipotle Mexican Grill Incorporated †	12,686	18,846,068
		47,281,402
Internet & direct marketing retail: 6.46%
Amazon.com Incorporated †	62,243	186,198,067
Leisure products: 0.54%
YETI Holdings Incorporated †	239,421	15,701,229
Specialty retail: 3.59%
Five Below Incorporated †	112,370	18,428,680
Floor & Decor Holdings Incorporated Class A †	367,360	39,939,379
Petco Health & Wellness Company †	310,003	5,812,556
RH †	57,245	23,059,431
The TJX Companies Incorporated	227,100	16,344,387
		103,584,433
Textiles, apparel & luxury goods: 4.07%
Crocs Incorporated †	190,235	19,521,916
Deckers Outdoor Corporation †	135,129	43,272,360
lululemon athletica Incorporated †	162,869	54,359,157
		117,153,433
Financials: 8.23%
Capital markets: 8.23%
LPL Financial Holdings Incorporated	341,595	58,863,650
MarketAxess Holdings Incorporated	76,110	26,218,373
MSCI Incorporated	51,947	27,849,826
Stifel Financial Corporation	206,700	15,481,830
The Charles Schwab Corporation	672,200	58,951,940
Tradeweb Markets Incorporated Class A	588,196	49,861,375
		237,226,994
The accompanying notes are an integral part of these financial statements.

Allspring Premier Large Company Growth Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Health care: 15.96%
Biotechnology: 4.19%
Biohaven Pharmaceutical Holding Company †	243,480	$ 32,351,188
Horizon Therapeutics plc †	420,226	39,219,693
Natera Incorporated †	366,078	25,863,411
Vertex Pharmaceuticals Incorporated †	96,500	23,454,325
		120,888,617
Health care equipment & supplies: 5.65%
Abbott Laboratories	277,332	35,348,737
Boston Scientific Corporation †	446,714	19,164,031
Edwards Lifesciences Corporation †	441,043	48,161,896
IDEXX Laboratories Incorporated †	43,380	22,006,674
Insulet Corporation †	153,583	38,088,584
		162,769,922
Health care providers & services: 0.93%
UnitedHealth Group Incorporated	56,800	26,841,976
Health care technology: 1.06%
Veeva Systems Incorporated Class A †	128,626	30,425,194
Life sciences tools & services: 2.62%
Bio-Techne Corporation	89,645	33,743,274
Repligen Corporation †	210,682	41,786,668
		75,529,942
Pharmaceuticals: 1.51%
Zoetis Incorporated	218,070	43,568,205
Industrials: 6.00%
Aerospace & defense: 0.90%
HEICO Corporation	191,163	26,072,722
Building products: 3.12%
Advanced Drainage Systems Incorporated	256,371	28,992,996
Johnson Controls International plc	505,525	36,736,502
The AZEK Company Incorporated †	732,485	24,193,980
		89,923,478
Commercial services & supplies: 0.51%
Copart Incorporated †	112,861	14,587,284
Electrical equipment: 1.47%
Generac Holdings Incorporated †	149,920	42,334,410
Information technology: 35.62%
IT services: 6.89%
Cloudflare Incorporated Class A †	157,405	15,173,842
MasterCard Incorporated Class A	324,550	125,399,629
MongoDB Incorporated †	75,790	30,703,287
PayPal Holdings Incorporated †	32,609	5,606,791
Shopify Incorporated Class A †	16,160	15,582,118
Square Incorporated Class A †	48,530	5,934,734
		198,400,401
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Premier Large Company Growth Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 9.06%
Advanced Micro Devices Incorporated †	146,000	$ 16,680,500
Allegro MicroSystems Incorporated †	700,285	19,874,088
Enphase Energy Incorporated †	97,858	13,746,113
Microchip Technology Incorporated	520,636	40,338,877
Monolithic Power Systems Incorporated	114,651	46,196,327
NVIDIA Corporation	115,900	28,379,274
NXP Semiconductors NV	186,357	38,285,182
Qualcomm Incorporated	245,030	43,066,473
Wolfspeed Incorporated †	153,140	14,431,914
		260,998,748
Software: 19.46%
Atlassian Corporation plc Class A †	88,880	28,827,339
Avalara Incorporated †	183,271	20,090,167
Bill.com Holdings Incorporated †	30,110	5,667,003
Crowdstrike Holdings Incorporated Class A †	93,962	16,973,296
Dynatrace Incorporated †	849,262	46,590,513
HubSpot Incorporated †	56,592	27,662,170
Microsoft Corporation	1,109,352	344,986,285
ServiceNow Incorporated †	92,610	54,249,086
Unity Software Incorporated †	149,996	15,772,079
		560,817,938
Technology hardware, storage & peripherals: 0.21%
Apple Incorporated	35,381	6,183,891
Materials: 2.46%
Chemicals: 2.46%
Linde plc	222,008	70,749,509
Real estate: 0.65%
Real estate management & development: 0.65%
CBRE Group Incorporated Class A †	184,000	18,646,560
Total Common stocks (Cost $1,663,447,382)		2,868,898,285

		Yield
Short-term investments: 0.52%
Investment companies: 0.52%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	15,032,396	15,032,396
Total Short-term investments (Cost $15,032,396)				15,032,396
Total investments in securities (Cost $1,678,479,778)	100.08%			2,883,930,681
Other assets and liabilities, net	(0.08)			(2,198,629)
Total net assets	100.00%			$2,881,732,052

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

Allspring Premier Large Company Growth Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,064,030	$406,828,056	$(401,859,690)	$0	$0	$ 15,032,396	15,032,396	$ 2,050
Securities Lending Cash Investments LLC	19,959,385	9,766,120	(29,725,505)	0	0	0	0	941 #
				$0	$0	$15,032,396		$2,991

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Premier Large Company Growth Fund

Statement of assets and liabilities—January 31, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,663,447,382)	$ 2,868,898,285
Investments in affiliated securities, at value (cost $15,032,396)	15,032,396
Receivable for investments sold	9,325,183
Receivable for Fund shares sold	2,717,232
Receivable for dividends	354,290
Prepaid expenses and other assets	139,816
Total assets	2,896,467,202
Liabilities
Payable for investments purchased	9,438,573
Payable for Fund shares redeemed	2,988,579
Management fee payable	1,527,242
Administration fees payable	326,979
Distribution fee payable	24,065
Trustees’ fees and expenses payable	316
Accrued expenses and other liabilities	429,396
Total liabilities	14,735,150
Total net assets	$2,881,732,052
Net assets consist of
Paid-in capital	$ 1,618,423,124
Total distributable earnings	1,263,308,928
Total net assets	$2,881,732,052
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,229,753,469
Shares outstanding – Class A1	92,507,924
Net asset value per share – Class A	$13.29
Maximum offering price per share – Class A2	$14.10
Net assets – Class C	$ 36,242,596
Shares outstanding – Class C1	4,748,638
Net asset value per share – Class C	$7.63
Net assets – Class R4	$ 1,325,033
Shares outstanding – Class R4[1]	91,636
Net asset value per share – Class R4	$14.46
Net assets – Class R6	$ 1,030,629,664
Shares outstanding – Class R6[1]	69,320,913
Net asset value per share – Class R6	$14.87
Net assets – Administrator Class	$ 55,134,580
Shares outstanding – Administrator Class[1]	4,003,415
Net asset value per share – Administrator Class	$13.77
Net assets – Institutional Class	$ 528,646,710
Shares outstanding – Institutional Class[1]	35,839,030
Net asset value per share – Institutional Class	$14.75
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Premier Large Company Growth Fund  |  13

Statement of operations—six months ended January 31, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $63,996)	$ 4,672,281
Income from affiliated securities	12,228
Total investment income	4,684,509
Expenses
Management fee	11,029,697
Administration fees
Class A	1,536,914
Class C	52,939
Class R4	588
Class R6	173,862
Administrator Class	42,189
Institutional Class	422,187
Shareholder servicing fees
Class A	1,829,659
Class C	62,425
Class R4	735
Administrator Class	80,989
Distribution fee
Class C	186,520
Custody and accounting fees	64,833
Professional fees	27,081
Registration fees	41,833
Shareholder report expenses	63,957
Trustees’ fees and expenses	9,662
Other fees and expenses	23,163
Total expenses	15,649,233
Less: Fee waivers and/or expense reimbursements
Fund-level	(344,000)
Class A	(81,899)
Class C	(16)
Class R4	(165)
Class R6	(129,442)
Administrator Class	(7,203)
Institutional Class	(153,155)
Net expenses	14,933,353
Net investment loss	(10,248,844)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	307,095,446
Net change in unrealized gains (losses) on investments	(700,769,908)
Net realized and unrealized gains (losses) on investments	(393,674,462)
Net decrease in net assets resulting from operations	$(403,923,306)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Premier Large Company Growth Fund

Statement of changes in net assets

	Six months ended January 31, 2022 (unaudited)		Year ended July 31, 2021
Operations
Net investment loss		$ (10,248,844)		$ (17,785,602)
Net realized gains on investments		307,095,446		665,115,135
Net change in unrealized gains (losses) on investments		(700,769,908)		314,062,592
Net increase (decrease) in net assets resulting from operations		(403,923,306)		961,392,125
Distributions to shareholders from
Net investment income and net realized gains
Class A		(309,130,200)		(148,403,252)
Class C		(15,056,315)		(11,942,210)
Class R4		(291,397)		(135,124)
Class R6		(222,688,114)		(107,248,773)
Administrator Class		(13,378,433)		(6,166,075)
Institutional Class		(126,375,453)		(67,714,365)
Total distributions to shareholders		(686,919,912)		(341,609,799)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,044,332	35,309,081	5,587,886	98,163,377
Class C	151,285	1,547,047	332,009	3,901,258
Class R4	3,596	59,983	4,273	78,471
Class R6	4,622,812	76,167,440	4,105,502	77,478,039
Administrator Class	162,764	2,845,145	307,776	5,415,490
Institutional Class	2,033,416	36,315,950	3,331,839	62,149,111
		152,244,646		247,185,746
Reinvestment of distributions
Class A	19,056,650	289,089,373	8,581,749	138,681,054
Class C	1,669,149	14,554,977	1,066,051	11,545,329
Class R4	17,671	291,397	7,716	132,869
Class R6	12,933,032	219,214,894	6,007,269	105,607,780
Administrator Class	824,167	12,947,669	359,007	5,959,521
Institutional Class	6,622,898	111,397,139	3,347,542	58,515,035
		647,495,449		320,441,588
Payment for shares redeemed
Class A	(6,491,286)	(111,087,305)	(9,543,692)	(165,540,766)
Class C	(1,624,565)	(17,894,493)	(6,586,841)	(80,435,977)
Class R4	(413)	(8,482)	(7,604)	(144,046)
Class R6	(4,293,102)	(81,961,676)	(9,212,101)	(173,698,067)
Administrator Class	(297,138)	(5,093,550)	(653,236)	(11,583,117)
Institutional Class	(5,223,852)	(95,105,369)	(11,915,556)	(220,199,164)
		(311,150,875)		(651,601,137)
Net increase (decrease) in net assets resulting from capital share transactions		488,589,220		(83,973,803)
Total increase (decrease) in net assets		(602,253,998)		535,808,523
Net assets
Beginning of period		3,483,986,050		2,948,177,527
End of period		$2,881,732,052		$3,483,986,050
The accompanying notes are an integral part of these financial statements.

Allspring Premier Large Company Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.28	$16.08	$14.19	$15.10	$15.34	$14.68
Net investment loss	(0.07) [1]	(0.13) [1]	(0.07)	(0.05)	(0.05)	(0.03) [1]
Net realized and unrealized gains (losses) on investments	(1.83)	5.36	3.07	1.50	3.56	2.12
Total from investment operations	(1.90)	5.23	3.00	1.45	3.51	2.09
Distributions to shareholders from
Net realized gains	(4.09)	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)
Net asset value, end of period	$13.29	$19.28	$16.08	$14.19	$15.10	$15.34
Total return[2]	(12.50)%	34.93%	22.78%	12.97%	26.54%	16.01%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.13%	1.14%	1.15%	1.15%	1.14%
Net expenses	1.11%	1.10%	1.10%	1.11%	1.11%	1.11%
Net investment loss	(0.83)%	(0.77)%	(0.52)%	(0.40)%	(0.34)%	(0.20)%
Supplemental data
Portfolio turnover rate	30%	48%	45%	60%	45%	65%
Net assets, end of period (000s omitted)	$1,229,753	$1,501,805	$1,178,453	$1,050,751	$1,048,632	$986,791

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Premier Large Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.85	$11.40	$10.45	$11.87	$12.86	$12.64
Net investment loss	(0.09) [1]	(0.18) [1]	(0.13) [1]	(0.12) [1]	(0.13) [1]	(0.12) [1]
Net realized and unrealized gains (losses) on investments	(1.04)	3.66	2.19	1.06	2.89	1.77
Total from investment operations	(1.13)	3.48	2.06	0.94	2.76	1.65
Distributions to shareholders from
Net realized gains	(4.09)	(2.03)	(1.11)	(2.36)	(3.75)	(1.73)
Net asset value, end of period	$7.63	$12.85	$11.40	$10.45	$11.87	$12.86
Total return[2]	(12.80)%	33.80%	21.87%	12.09%	25.68%	15.05%
Ratios to average net assets (annualized)
Gross expenses	1.86%	1.87%	1.89%	1.90%	1.90%	1.89%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%
Net investment loss	(1.58)%	(1.52)%	(1.27)%	(1.14)%	(1.09)%	(0.95)%
Supplemental data
Portfolio turnover rate	30%	48%	45%	60%	45%	65%
Net assets, end of period (000s omitted)	$36,243	$58,524	$111,046	$153,404	$201,138	$206,026

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Premier Large Company Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R4	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.58	$17.00	$14.89	$15.69	$15.75	$15.00
Net investment income (loss)	(0.05) [1]	(0.09) [1]	(0.03) [1]	(0.03)	(0.00) [1,2]	0.01 [1]
Net realized and unrealized gains (losses) on investments	(1.98)	5.70	3.25	1.59	3.69	2.17
Total from investment operations	(2.03)	5.61	3.22	1.56	3.69	2.18
Distributions to shareholders from
Net realized gains	(4.09)	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)
Net asset value, end of period	$14.46	$20.58	$17.00	$14.89	$15.69	$15.75
Total return[3]	(12.33)%	35.30%	23.20%	13.21%	27.06%	16.30%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.86%	0.87%	0.87%	0.86%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.53)%	(0.47)%	(0.20)%	(0.10)%	(0.02)%	0.09%
Supplemental data
Portfolio turnover rate	30%	48%	45%	60%	45%	65%
Net assets, end of period (000s omitted)	$1,325	$1,457	$1,129	$3,940	$3,727	$3,559

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Premier Large Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.03	$17.31	$15.12	$15.87	$15.87	$15.08
Net investment income (loss)	(0.04) [1]	(0.06) [1]	(0.01)	(0.00) [1,2]	0.02 [1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	(2.03)	5.81	3.31	1.61	3.73	2.19
Total from investment operations	(2.07)	5.75	3.30	1.61	3.75	2.22
Distributions to shareholders from
Net realized gains	(4.09)	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)
Net asset value, end of period	$14.87	$21.03	$17.31	$15.12	$15.87	$15.87
Total return[3]	(12.25)%	35.49%	23.39%	13.40%	27.27%	16.48%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%	0.71%	0.71%	0.72%	0.71%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.37)%	(0.32)%	(0.07)%	(0.02)%	0.12%	0.25%
Supplemental data
Portfolio turnover rate	30%	48%	45%	60%	45%	65%
Net assets, end of period (000s omitted)	$1,030,630	$1,179,098	$954,852	$820,383	$196,934	$170,657

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Premier Large Company Growth Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.82	$16.47	$14.48	$15.35	$15.52	$14.82
Net investment loss	(0.07) [1]	(0.12) [1]	(0.06) [1]	(0.04) [1]	(0.03) [1]	(0.01) [1]
Net realized and unrealized gains (losses) on investments	(1.89)	5.50	3.16	1.53	3.61	2.14
Total from investment operations	(1.96)	5.38	3.10	1.49	3.58	2.13
Distributions to shareholders from
Net realized gains	(4.09)	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)
Net asset value, end of period	$13.77	$19.82	$16.47	$14.48	$15.35	$15.52
Total return[2]	(12.46)%	35.02%	23.02%	13.02%	26.70%	16.14%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.05%	1.06%	1.07%	1.07%	1.06%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.72)%	(0.67)%	(0.42)%	(0.29)%	(0.22)%	(0.06)%
Supplemental data
Portfolio turnover rate	30%	48%	45%	60%	45%	65%
Net assets, end of period (000s omitted)	$55,135	$65,665	$54,341	$49,042	$57,582	$82,998

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Premier Large Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.90	$17.22	$15.06	$15.82	$15.84	$15.06
Net investment income (loss)	(0.04) [1]	(0.07) [1]	(0.02) [1]	0.00 [1,2]	0.01 [1]	0.02 [1]
Net realized and unrealized gains (losses) on investments	(2.02)	5.78	3.29	1.60	3.72	2.19
Total from investment operations	(2.06)	5.71	3.27	1.60	3.73	2.21
Distributions to shareholders from
Net realized gains	(4.09)	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)
Net asset value, end of period	$14.75	$20.90	$17.22	$15.06	$15.82	$15.84
Total return[3]	(12.28)%	35.43%	23.28%	13.38%	27.17%	16.44%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.81%	0.82%	0.82%	0.81%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.42)%	(0.37)%	(0.12)%	0.02%	0.07%	0.19%
Supplemental data
Portfolio turnover rate	30%	48%	45%	60%	45%	65%
Net assets, end of period (000s omitted)	$528,647	$677,437	$648,357	$643,578	$1,043,161	$949,344

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Premier Large Company Growth Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Premier Large Company Growth Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

22  |  Allspring Premier Large Company Growth Fund

Notes to financial statements (unaudited)
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2022, the aggregate cost of all investments for federal income tax purposes was $1,678,279,859 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,304,196,446
Gross unrealized losses	(98,545,624)
Net unrealized gains	$1,205,650,822
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Premier Large Company Growth Fund  |  23

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 384,900,303	$0	$0	$ 384,900,303
Consumer discretionary	498,032,191	0	0	498,032,191
Financials	237,226,994	0	0	237,226,994
Health care	460,023,856	0	0	460,023,856
Industrials	172,917,894	0	0	172,917,894
Information technology	1,026,400,978	0	0	1,026,400,978
Materials	70,749,509	0	0	70,749,509
Real estate	18,646,560	0	0	18,646,560
Short-term investments
Investment companies	15,032,396	0	0	15,032,396
Total assets	$2,883,930,681	$0	$0	$2,883,930,681
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

24  |  Allspring Premier Large Company Growth Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2022, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R4	0.08
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

Allspring Premier Large Company Growth Fund  |  25

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.11%
Class C	1.86
Class R4	0.80
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.70
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2022, Allspring Funds Distributor received $8,450 from the sale of Class A shares and $1,072 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2022 were $1,011,720,986 and $1,208,712,337, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2022, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

26  |  Allspring Premier Large Company Growth Fund

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Premier Large Company Growth Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On October 15, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	86,986,205
Shares voted “Against”	3,539,740
Shares voted “Abstain”	5,239,108
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	86,619,546
Shares voted “Against”	3,725,368
Shares voted “Abstain”	5,420,139
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Premier Large Company Growth Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Premier Large Company Growth Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Premier Large Company Growth Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Premier Large Company Growth Fund  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0222-00716 03-22
SA212/SAR212 01-22

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 30, 2022

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 30, 2022